UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2005

Date of reporting period:	1/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Conservative Growth Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 15, 2005

We hope that you find the semiannual report for the Strategic Partners Conservative Growth Fund informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Conservative Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	6.87%	5.87%	29.50%	43.88%
Class B	6.48	5.10	24.91	37.51
Class C	6.48	5.10	24.91	37.51
Class M	N/A	N/A	N/A	3.20
Class R	N/A	N/A	N/A	3.29
Class X	N/A	N/A	N/A	3.11
Class Z	7.00	6.13	31.03	46.12
S&P 500 Index[3]	8.15	6.22	–8.55	***
Customized Blend[4]	6.99	6.30	28.18	****
Lipper Balanced Funds Avg.[5]	6.88	5.12	13.39	*****

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		2.77%	3.90%	5.35%
Class B		2.86	4.14	5.54
Class C		6.86	4.31	5.54
Class M		N/A	N/A	N/A
Class R		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Class Z		9.02	5.33	6.60
S&P 500 Index[3]		10.87	–2.30	2.17
Customized Blend[4]		9.10	4.89	5.75
Lipper Balanced Funds Avg.[5]		7.93	2.01	3.82

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately ten years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/18/98; Class M, Class R, and Class X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Customized Benchmark for Strategic Partners Conservative Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (15%), the S&P Barra Growth Index (15%), the Russell 2000 Value Index (5%), the Russell 2000 Growth Index (5%), the Lehman Brothers U.S. Aggregate Bond Index (40%), and the Lehman Brothers U.S. Corporate High Yield Index (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

5The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 11.18% for Classes A, B, C, and Z. S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 6.57% for Classes M, R, and X.

****Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 39.22% for Classes A, B, C, and Z. Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 4.46% for Classes M, R, and X.

*****Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 25.31% for Classes A, B, C, and Z. Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 5.02% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	3

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Conservative Growth Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Please note that on or about March 31, 2005, the Fund intends to change its name to Strategic Partners Conservative Allocation Fund and to change certain subadvisers for certain portions of the Fund’s portfolio.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid and in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or government agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor’s prospects of repaying the loan. High yield bonds are also known as “junk” bonds. They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2005, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners Conservative Growth Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The S&P Barra Value Index contains those securities in the S&P 500 Index with higher book-to-price ratios.

The S&P Barra Growth Index contains those securities in the S&P 500 Index with lower book-to-price ratios.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (junk) bonds have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2004, at the beginning of the period, and held through the six-month period ended January 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

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be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Classes M, R and X have been in existence for less than six months, therefore no expenses are presented for these classes. Classes M, R and X commenced October 4, 2004.

Strategic Partners Conservative Growth Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,069	1.37%	$7.14
	Hypothetical	$1,000	$1,018	1.37%	$6.97

Class B	Actual	$1,000	$1,065	2.12%	$11.03
	Hypothetical	$1,000	$1,015	2.12%	$10.77

Class C	Actual	$1,000	$1,065	2.12%	$11.03
	Hypothetical	$1,000	$1,015	2.12%	$10.77

Class Z	Actual	$1,000	$1,070	1.12%	$5.84
	Hypothetical	$1,000	$1,020	1.12%	$5.70

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2005 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note1)

LONG-TERM INVESTMENTS 79.6%
COMMON STOCK 38.5%

Aerospace & Defense 0.6%
2,240	Applied Signal Technology, Inc.	$66,013
2,580	DRS Technologies, Inc.(a)	104,748
200	Empresa Brasileira de Aeronautica SA	6,370
1,500	Engineered Support Systems, Inc.	87,015
6,400	Lockheed Martin Corp.	369,984
2,990	Mercury Computer Systems, Inc.(a)	92,600
2,750	Moog, Inc. (Class A shares)(a)	119,598
6,500	Northrop Grumman Corp.	337,220

		1,183,548

Air Freight & Logistics 0.2%
6,900	United Parcel Service, Inc., (Class B shares)	515,292

Apparel 0.2%
9,160	Ashworth, Inc.(a)	103,233
2,580	Oxford Industries, Inc.	95,925
5,400	Phillips-Van Heusen Corp.	146,934

		346,092

Auto Components
5,420	IMPCO Technologies, Inc.(a)	31,599

Automobiles
2,200	Winnebago Industries, Inc.	75,878

Banks 0.1%
3,300	BankUnited Financial Corp. (Class A shares)(a)	96,294
1,100	Hibernia Corp. (Class A shares)	28,952
2,700	PrivateBancorp, Inc.	88,290

		213,536

Biotechnology 0.9%
10,400	Amgen, Inc.(a)	647,296
14,900	Genentech, Inc.(a)	710,879
10,500	Gilead Sciences, Inc.(a)	347,550
10,300	Medimmune, Inc.(a)	243,647

		1,949,372

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note1)

Building Products 0.1%
3,400	Watsco, Inc.	$117,674

Capital Markets 1.6%
4,800	Goldman Sachs Group, Inc.	517,680
7,800	Lehman Brothers Holdings, Inc.	711,282
9,500	Mellon Financial Corp.	278,825
19,400	Merrill Lynch & Co., Inc.	1,165,358
16,000	The Bank of New York Co., Inc.	475,360
25,100	The Charles Schwab Corp.	282,124

		3,430,629

Chemicals 0.5%
8,600	E. I. Du Pont de Nemours & Co.	409,016
27,100	Mosaic Company(a)	447,150
1,600	Scotts Co. (Class A shares)(a)	108,736
1,500	Valspar Corp.	73,500

		1,038,402

Commercial Banks 0.5%
15,706	Bank of America Corp.	728,287
4,330	Nara Bancorp, Inc.	86,384
2,900	Oriental Financial Group	81,780
1,780	Signature Bank(a)	54,165
2,950	Southwest Bancorp of Texas, Inc.	58,322

		1,008,938

Commercial Services & Supplies 1.1%
5,300	Administaff, Inc.(a)	77,327
8,100	Allied Waste Industries, Inc.(a)	67,311
20,100	Cendant Corp.	473,356
1,750	Chemed Corp.	125,335
2,300	Kelly Services, Inc. (Class A shares)	66,930
9,660	Kforce, Inc.(a)	106,936
2,090	Laureate Education, Inc.(a)	92,712
1,590	Mcgrath Rentcorp	68,306
3,220	Navigant Consulting, Inc.(a)	77,055
18,900	PHH Corp.(a)	415,800
3,890	Providence Service, Corp.(a)	78,967
3,200	Republic Services, Inc.	105,504
2,500	School Specialty, Inc.(a)	97,225
15,700	Waste Management, Inc.	455,300

		2,308,064

See Notes to Financial Statements.

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Shares	Description	Value (Note1)

Communication Equipment 1.1%
19,400	Avaya, Inc.(a)	$278,390
34,400	Cisco Systems, Inc.(a)	620,576
6,700	Harmonic, Inc.(a)	76,380
97,200	Nortel Networks Corp. (Canada)(a)	315,900
18,500	Qualcomm, Inc.	688,940
3,700	Research In Motion Ltd.(a)	263,773
6,960	Symmetricom, Inc.(a)	67,721

		2,311,680

Computers & Peripherals 1.2%
11,600	Apple Computer, Inc.(a)	892,040
17,300	Dell, Inc.(a)	722,448
4,000	IBM Corp.	373,680
1,900	Lexmark International, Inc.(a)	158,365
3,100	M-Systems Flash Disk Pioneers (Israel)(a)	62,341
3,880	Optimal Group, Inc.(a)	51,876
15,900	Seagate Technology (Cayman Islands)(a)	269,028

		2,529,778

Consumer Finance 0.6%
17,900	American Express Co.	954,965
12,500	MBNA Corp.	332,250

		1,287,215

Distributors
4,030	Beacon Roofing Supply, Inc.(a)	80,600

Diversified Financial Services 1.9%
2,900	Accredited Home Lenders Holding Co.(a)	140,882
7,900	AmeriCredit Corp.(a)	193,945
2,300	Astoria Financial Corp.	86,572
22,500	Citigroup, Inc.	1,103,625
6,600	Eaton Vance Corp.	165,198
33,100	J.P. Morgan Chase & Co.	1,235,622
4,500	Jefferies Group, Inc.	175,500
13,700	Principal Financial Group	555,946
4,750	Raymond James Financial, Inc.	148,058
500	Student Loan Corp.	90,330

		3,895,678

Diversified Manufacturing
142	GenTek, Inc.(a)	6,355

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note1)

Diversified Telecommunication Services 0.6%
6,400	Alltel Corp.	$352,256
3,340	SafeNet, Inc.(a)	113,360
22,300	SBC Communications, Inc.	529,848
8,200	Verizon Communications, Inc.	291,838

		1,287,302

Electric Utilities 0.8%
3,000	E.ON AG ADR (Germany)	268,170
9,400	Exelon Corp.	415,950
4,200	PNM Resources, Inc.	105,966
12,600	TXU Corp.	871,920

		1,662,006

Electrical Equipment
8,050	Artesyn Technologies, Inc.(a)	81,949

Electronic Equipment & Instruments 0.7%
31,200	Agilent Technologies, Inc.(a)	689,832
3,190	BEI Technologies, Inc.	89,926
1,200	Ceradyne, Inc.(a)	40,476
7,400	Checkpoint Systems, Inc.(a)	115,144
2,360	Faro Technologies, Inc.(a)	68,062
3,600	FLIR Systems, Inc.(a)	219,420
3,260	Radisys Corp.(a)	56,887
10,100	Sanmina-SCI Corp.(a)	62,418
12,850	SRS Labs., Inc.(a)	66,692

		1,408,857

Energy Equipment & Services 1.4%
1,730	Cal Dive International, Inc.(a)	75,601
5,000	ENSCO International, Inc.	171,150
18,100	GlobalSantaFe Corp.	640,016
11,100	Halliburton Co.	456,543
2,160	Maverick Tube Corp.(a)	73,570
5,500	Patterson-UTI Energy, Inc.	106,975
17,300	Schlumberger Ltd. (Netherlands)	1,177,092
5,620	Superior Energy Services, Inc.(a)	89,470
1,900	Unit Corp.(a)	69,426

		2,859,843

See Notes to Financial Statements.

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Shares	Description	Value (Note1)

Food & Staples Retailing 0.9%
6,400	Costco Wholesale Corp.	$302,528
52,900	Kroger Co.(a)	904,590
7,600	Whole Foods Market, Inc.	679,592

		1,886,710

Food Products 0.3%
19,700	Cadbury Schweppes PLC, ADR	715,110

Health Care Equipment & Supplies 0.6%
5,200	Abaxis, Inc.(a)	70,512
1,490	Advanced Neuromodulation Systems, Inc.(a)	58,870
4,200	Alcon, Inc. (Switzerland)	332,639
3,700	Closure Medical Corp.(a)	73,408
3,700	Cooper Companies, Inc.	283,789
12,650	Encore Medical Corp.(a)	71,346
900	Intuitive Surgical, Inc.(a)	35,910
1,630	Laserscope(a)	48,167
3,650	Lifeline Systems, Inc.(a)	99,609
15,950	Orthovita, Inc.(a)	61,089
2,590	PolyMedica Corp.	96,944
15,450	Spectranetics Corp.(a)	95,790
900	St. Jude Medical, Inc.	35,352

		1,363,425

Health Care Providers & Services 1.9%
4,200	Accredo Health, Inc.(a)	125,076
3,690	America Service Group, Inc.(a)	101,217
5,000	American Healthways, Inc.(a)	155,900
2,100	Amerigroup Corp.(a)	86,331
9,400	Caremark Rx, Inc.(a)	367,540
6,300	Cigna Corp.	505,575
3,700	Covance, Inc.(a)	157,250
8,600	Express Scripts, Inc. (Class A shares)(a)	638,033
2,640	Kindred Healthcare, Inc.(a)	72,310
3,570	LabOne, Inc.(a)	119,774
6,804	Medco Health Solutions, Inc.(a)	289,646
4,800	Pharmaceutical Product Development, Inc.(a)	198,960
5,100	Serologicals Corp. International(a)	120,564
6,400	UnitedHealth Group, Inc.	568,959
4,400	WellPoint, Inc.(a)	534,600

		4,041,735

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	13

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note1)

Homebuilding 0.2%
6,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	$323,888

Hotels, Restaurants & Leisure 0.8%
3,200	Brinker International, Inc.(a)	120,352
2,200	CEC Entertainment, Inc.(a)	86,108
10,020	Cosi, Inc.(a)	60,120
11,000	McDonald’s Corp.	356,290
2,300	Mikohn Gaming Corp.(a)	23,000
3,025	Rare Hospitality International, Inc.(a)	95,288
6,950	Scientific Games Corp. (Class A shares)(a)	178,754
3,300	Sonic Corp.(a)	105,072
10,600	Starbucks Corp.(a)	572,400

		1,597,384

Household Durables 0.6%
6,200	Harman International Industries, Inc.	754,230
3,200	Meritage Corp.(a)	206,880
4,200	Snap-On, Inc.	139,062
2,800	Standard-Pacific Corp.	186,284

		1,286,456

Household Products 0.5%
2,270	Cost Plus, Inc.(a)	59,542
6,900	Kimberly-Clark Corp.	452,019
8,300	Procter & Gamble Co.	441,809

		953,370

Industrial Conglomerates 1.5%
53,300	General Electric Co.	1,925,729
4,800	Phelps Dodge Corp.	462,240
18,800	Tyco International Ltd. (Bermuda)	679,432

		3,067,401

Insurance 1.8%
4,800	Affirmative Insurance Holdings, Inc.(a)	77,184
7,062	American International Group, Inc.	468,140
2,500	Commerce Group, Inc.	163,275
2,650	Delphi Financial Group (Class A shares)	119,091
13,400	Genworth Financial, Inc.	355,502
3,110	Infinity Property & Casualty Corp.	101,853
8,200	Loews Corp.	557,600
5,600	MBIA, Inc.	334,544

See Notes to Financial Statements.

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Shares	Description	Value (Note1)

3,100	Philadelphia Consolidated Holding Corp.(a)	$207,917
1,500	Protective Life Corp.	61,740
14,341	St. Paul Travelers Cos., Inc. (The)	538,361
9,050	Tower Group, Inc.	106,247
9,100	XL Capital, Ltd. (Cayman Islands) (Class A shares)	680,498

		3,771,952

Internet & Catalog Retail 0.5%
12,500	eBay, Inc.(a)	1,018,750

Internet Software & Services 1.3%
3,590	Ask Jeeves, Inc.(a)	101,812
12,010	Digitas, Inc.(a)	125,384
1,700	Equinix, Inc.(a)	71,298
5,000	Google, Inc. (Class A shares)(a)	978,150
2,020	InfoSpace, Inc.(a)	95,364
3,710	j2 Global Communications, Inc.(a)	120,501
8,650	Keynote Systems, Inc.(a)	107,866
4,890	RADVision Ltd. (Israel)(a)	71,883
2,370	RADWARE Ltd. (Israel)(a)	57,804
28,800	Yahoo!, Inc.(a)	1,014,049

		2,744,111

IT Services 0.2%
15,900	Accenture Ltd.(a)	414,195

Leisure Equipment & Products
6,770	K2, Inc.(a)	95,186

Machinery 0.2%
5,100	Deere & Co.	354,093

Media 0.8%
5,900	CNET Networks, Inc.(a)	64,900
2,900	DirectTV Group, Inc.(a)	43,645
5,840	Image Entertainment, Inc.(a)	33,288
20,182	News Corp. Inc. (Class A shares)	343,094
2,600	Scholastic Corp.(a)	89,050
6,800	Sinclair Broadcast Group, Inc. (Class A shares)	55,964
24,000	Sirius Satellite Radio, Inc.(a)	158,880
8,000	Univision Communications, Inc. (Class A shares)(a)	218,480
5,810	Valueclick, Inc.(a)	76,866

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	15

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note1)

10,214	Viacom, Inc. (Class B shares)	$381,391
5,600	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	178,696

		1,644,254

Metals & Mining 0.2%
12,100	Inco Ltd. (Canada)(a)	398,211

Multi-Utilities & Unregulated Power 0.6%
6,800	Dominion Resources, Inc.	471,784
3,900	Oneok, Inc.	108,030
15,300	Sempra Energy	569,466

		1,149,280

Multiline Retail 0.4%
15,400	Target Corp.	781,858

Office Electronics 0.4%
2,800	Marlin Business Services, Inc.(a)	50,960
43,400	Xerox Corp.(a)	689,192

		740,152

Oil & Gas 2.5%
6,100	Cabot Oil and Gas Corp.	287,188
8,800	Chesapeake Energy Corp.	154,616
4,900	Eni SpA—ADR (Italy)	598,780
5,400	Exxon Mobil Corp.	278,640
15,540	Grey Wolf, Inc.(a)	82,362
6,600	Kerr-McGee Corp.	407,550
13,200	Nexen, Inc. (Canada)	548,328
11,300	Occidental Petroleum Corp.	659,693
3,930	Oil States International, Inc.(a)	74,867
28,300	Suncor Energy, Inc. (Canada)	905,599
6,400	Swift Energy Co.(a)	193,728
2,080	Total SA, (France) (Class B Shares)	446,023
5,044	Total SA, ADR (France)	542,482

		5,179,856

Paper & Forest Products 0.3%
12,000	Georgia-Pacific Corp.	385,200
8,200	International Paper Co.	321,030

		706,230

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note1)

Personal Products 0.3%
8,400	Estee Lauder Cos., Inc. (The)	$379,176
6,000	Gillette Co.	304,320

		683,496

Pharmaceuticals 2.1%
3,390	Alexion Pharmaceuticals, Inc.(a)	83,869
5,300	Allergan, Inc.	402,535
3,460	Atherogenics, Inc.(a)	64,183
1,975	Barr Pharmaceuticals, Inc.(a)	93,911
3,500	Chattem, Inc.(a)	126,245
3,420	Connetics Corp.(a)	83,516
4,900	Cypress Bioscience, Inc.(a)	66,910
17,600	Eli Lilly & Co.	954,623
6,750	KV Pharmaceutical Co. (Class A Shares)(a)	138,713
9,202	Nabi Biopharmaceuticals(a)	118,798
24,700	Novartis AG ADR (Switzerland)	1,182,635
5,680	QLT, Inc. (Canada)(a)	91,846
2,720	Rigel Pharmaceuticals, Inc.(a)	52,197
10,500	Roche Holding AG ADR (Switzerland)	559,233
4,890	Salix Pharmaceuticals Ltd.(a)	73,595
2,500	Vaxgen, Inc.(a)	37,200
6,500	Wyeth	257,595

		4,387,604

Real Estate Investment Trust 0.1%
2,500	Entertainment Properties Trust	105,275
3,230	Saxon Capital, Inc.	69,930
1,800	SL Green Realty Corp.	95,814

		271,019

Retail 0.2%
2,400	Aaron Rents, Inc. (Class B shares)	50,976
5,300	CSK Auto Corp.(a)	83,581
3,390	Ezcorp, Inc.(a)	64,681
2,100	Guitar Center, Inc.(a)	120,225
3,890	Jos. A. Bank Clothiers, Inc.(a)	111,643

		431,106

Semiconductors & Semiconductor Equipment 0.6%
16,200	Marvell Technology Group Ltd. (Bermuda)(a)	541,890
9,600	Maxim Integrated Products	374,496

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	17

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note1)

4,080	Microsemi Corporation(a)	$62,954
9,380	O2Micro International Ltd.(a)	83,201
6,080	Sirf Technology Holdings, Inc.(a)	64,144
3,810	Ultratech Stepper, Inc.(a)	56,426

		1,183,111

Software 2.0%
5,500	Adobe Systems, Inc.	312,950
13,500	Electronic Arts, Inc.(a)	868,590
7,950	Embarcadero Technologies, Inc.(a)	62,328
6,120	Epicor Software Corp.(a)	82,559
2,700	Global Payments, Inc.	154,683
5,500	Infocrossing, Inc.(a)	98,945
8,200	Mercury Interactive Corp.(a)	358,914
4,670	Merge Technologies, Inc.(a)	86,629
41,300	Microsoft Corp.	1,085,363
4,700	Navteq Corp.(a)	179,963
4,560	Smith Micro Software, Inc.(a)	34,063
3,900	Sonic Solutions(a)	69,459
12,070	Synplicity, Inc.(a)	82,076
13,900	Systeme, Anwedungen, Produkte AG, ADR (Germany)	538,208
3,280	THQ, Inc.(a)	72,980

		4,087,710

Specialty Retail 1.2%
14,200	Bed Bath & Beyond, Inc.(a)	572,118
7,230	Charlotte Russe Holdings, Inc.(a)	77,506
12,600	Chico’s FAS, Inc.(a)	663,768
6,900	Lowe’s Cos., Inc.	393,231
2,400	Stein Mart, Inc.(a)	47,352
24,800	Toys R’ Us, Inc.(a)	531,960
6,600	Williams-Sonoma, Inc.(a)	228,360

		2,514,295

Telecommunications
19,021	Netia SA (Poland)(a)	26,275
226	NTL, Inc.(a)	15,375

		41,650

Textiles, Apparel & Luxury Goods 0.2%
5,900	Coach, Inc.(a)	330,990

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note1)

Thrifts & Mortgage Finance 0.2%
6,400	Freddie Mac	$417,856

Tobacco 0.4%
13,900	Altria Group, Inc.	887,237

Transportation 0.1%
1,520	Forward Air Corp.(a)	64,775
1,965	Old Dominion Freight Line, Inc.(a)	69,463
6,030	Vitran Corp., Inc. (Canada) (Class A shares)(a)	89,605

		223,843

Wireless Telecommunication Services 0.6%
17,500	American Tower Corp. (Class A shares)(a)	317,100
35,200	Nextel Communications, Inc.(a)	1,009,888

		1,326,988

	Total common stocks	80,650,799

PREFERRED STOCK

Telecommunications
350	McLeodUSA, Inc., 2.50%	945

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	19

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 15.4%

Aerospace/Defense 0.3%
B2	$75	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.50%, 5/15/11	$80,813
Caa3	105	BE Aerospace, Inc., Sr. Sub. Notes, 8.875%, 5/1/11	107,100
B1	125	Esterline Technologies, Sr. Sub. Notes, 7.75%, 6/15/13	135,000
Caa1	50	K & F Acquisition Inc., Sr. Sub. Notes, 7.75%, 11/15/14	49,750
Ba3	100	L-3 Communications Corp., Sr. Sub. Notes, 7.625%, 6/15/12	109,000
B1	100	Sequa Corp., Sr. Notes, 8.875%, 4/1/08	107,500
Caa1	25	Standard Aero, Inc. Sr. Sub. Notes, 8.25%, 9/1/14	26,875
B3	50	TD Funding Corp., Gtd. Notes, 8.375%, 7/15/11	53,000

			669,038

Airlines 0.1%
Caa2	150	AMR Corp., Notes, MTN 10.55%, 3/12/21	88,500
Ba2	45	Continental Airlines, Inc., Notes, 7.57%, 3/15/20	36,209
Ba2	39	Continental Airlines, Inc., Ser. 981B, 6.75%, 3/15/17	31,147
Ba2	70	Continental Airlines, Inc., Ser. 991B, 6.80%, 8/2/18	57,429
		Delta Air Lines, Inc., Notes,
Caa2	40	10.00%, 8/15/08	23,000
Ca	50	8.30%, 12/15/29	19,750

			256,035

Automobiles 0.1%
A3	200	DaimlerChrysler NA Holding Corp., Notes, FRN, MTN 2.96%, 5/24/06(e)	200,861

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Automotive 0.2%
Baa3	$125	ArvinMeritor, Inc., Notes, 8.75%, 3/1/12	$139,844
B3	10	Collins & Aikman Products Co., Sr. Sub. Notes, 12.875%, 8/15/12	8,275
B3	10	Cooper-Standard Automotive, Inc., Notes, 8.375%, 12/15/14	9,500
B3	50	Tenneco Automotive, Inc., Sr. Sub Notes, 8.625%, 11/15/14	52,000
B1	59	TRW Automotive, Inc., Sr. Notes, 9.375%, 2/15/13	66,375
		Visteon Corp., Notes,
Ba1	20	8.25%, 8/1/10	20,100
Ba1	50	7.00%, 3/10/14	45,750

			341,844

Banking 0.2%
AA2	400	HSBC Bank, Sr. Notes, FRN 2.59%, 9/21/07(e)	400,138
Baa2	110	Kazkommerts International BV (Netherlands), Gtd. Notes, 7.875%, 4/7/14	109,175

			509,313

Building Materials & Construction 0.2%
Ba2	100	American Standard, Inc., Gtd. Notes, 7.375%, 4/15/05	100,857
Ba1	100	D.R. Horton, Inc., Sr. Notes, 7.875%, 8/15/11	114,929
B3	25	Goodman Global Holding Co., Inc. Sr. Notes, FRN 5.76%, 6/15/12(e)	25,625
Ba2	25	K Hovnanian Enterprises, Inc., Gtd. Notes, 6.25%, 1/15/15	25,344
Ba2	65	KB Home, Sr. Sub. Notes, 8.625%, 12/15/08	73,409
B3	50	THL Buildco, Inc., Sr. Sub Notes, 8.50%, 9/1/14	51,375

			391,539

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	21

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody's Rating	Principal Amount (000)	Description	Value (Note 1)

Cable 0.4%
Ca	$50	Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (until 7/15/05), 16.00%, 7/15/10(b)(f)	$2,000
B2	175	Charter Communications Holdings LLC, Sr. Notes, 10.25%, 1/15/10 - 9/15/10	166,625
Ca	420	Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 5/15/06), 11.75%, 5/15/11(f)	291,900
Ca	100	Charter Communications Holdings, Sr. Notes, 10.00%, 5/15/11	79,750
B1	25	CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	27,250
		Sr. Notes,
B1	50	6.75%, 4/15/12	52,500
B1	50	7.25%, 7/15/08	52,875
B1	50	7.875%, 12/15/07	53,875
B2	60	Kabel Deutschland GmbH, (Germany), Sr. Notes, 10.625%, 7/1/14	67,800
Ba3	145	Rogers Cablesystems Ltd. (Canada), Sr. Notes, 10.00%, 3/15/05	146,022

			940,597

Capital Goods 0.8%
B3	75	ALH Finance LLC, Sr. Sub. Notes, 8.50%, 1/15/13	76,500
		Allied Waste of North America, Inc., Sr. Notes,
B2	220	8.50%, 12/1/08	229,349
B2	25	7.875%, 4/15/13	24,813
B3	75	Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11	84,375
Caa1	75	Blount, Inc., Sr. Sub. Notes, 8.875%, 8/1/12	81,563
Ba3	95	Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	103,788

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Caa2	$35	Great Lakes Dredge & Dock Corp., Sr. Sub. Notes, 7.75%, 12/15/13	$30,450
B3	60	Invensys PLC (United Kingdom), Sr. Notes, 9.875%, 3/15/11	64,350
B3	75	Johnson Diversified Holdings, Inc., Zero Coupon (until 5/15/07), 10.67%, 5/15/13(f)	65,063
B2	75	Johnson Diversified, Inc., Gtd. Notes, 9.625%, 5/15/12	83,625
B1	125	Joy Global, Inc., Sr. Sub. Notes, 8.75%, 3/15/12	139,999
B3	100	Rexnord Corp., Gtd. Notes, 10.125%, 12/15/12	112,000
Caa1	75	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625%, 12/15/13	77,250
Ba3	20	SPX Corp., Sr. Notes, 7.50%, 1/1/13	21,950
Ba3	75	Stena AB, (Sweeden), 7.50%, 11/1/13	76,313
B3	90	Terex Corp., Gtd. Notes, 10.375%, 4/1/11	99,900
B3	20	Sr. Sub. Notes, 9.25%, 7/15/11	22,150
B2	100	The Manitowoc Co., Inc., Sr. Sub. Notes, 10.50%, 8/1/12	114,999
Caa1	75	Thermadyne Holdings Corp., Gtd. Notes, 9.25%, 2/1/14	72,750
B1	25	United Rentals of North America, Inc., Gtd. Notes, 6.50%, 2/15/12	24,563
B2	50	Sr. Sub. Notes, 7.75%, 11/15/13	48,625

			1,654,375

Chemicals 0.6%
B3	50	Borden US Finance Corp./Nova Scotia Finance, Sec’d Notes, 9.00%, 7/15/14	55,000

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	23

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$80	Equistar Chemicals L.P., Gtd. Notes, 10.125%, 9/1/08	$91,200
		Huntsman International LLC, Gtd. Notes,
Baa3	150	Hercules, Inc., Debs. Notes, 6.60%, 8/1/27	152,999
B2	10	Huntsman Advanced Materials, Sec’d. Notes, 11.00%, 7/15/10	11,750
		Huntsman International LLC, Gtd. Notes,
B3	75	9.875%, 3/1/09	81,750
Caa1	14	10.125%, 7/1/09	14,700
B2	125	IMC Global, Inc., Debs., 6.875%, 7/15/07	127,500
B1	90	Gtd. Notes, 11.25%, 6/1/11	101,700
B2	75	ISP Chemco, Inc., Gtd. Notes, 10.25%, 7/1/11	83,625
B2	50	Koppers, Inc., Gtd Notes, 9.875%, 10/15/13	56,750
B1	25	Lyondell Chemical Co., Sec’d Notes, 11.125%, 7/15/12	29,375
B2	125	Nalco Co., Sr. Notes, 7.75%, 11/15/11	134,063
Caa1	45	OM Group, Inc., Gtd. Notes, 9.25%, 12/15/11	47,925
B3	75	Rhodia SA, (France) Sr. Notes, 10.25%, 6/1/10	85,313
Caa1	75	Sr. Sub. Notes, 8.875%, 6/1/11	76,875
B3	50	Rockwood Specialties Corp., Sr. Sub. Notes, 10.625%, 5/15/11	57,000

			1,207,525

Consumer 0.4%
B2	50	Alderwoods Group, Inc., Sr. Notes, 7.75%, 9/15/12	53,625
A3	500	Clorox Co., Notes, FRN 2.54%, 12/14/07(e)	499,809

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

NR	$50	K2, Inc., Sr. Notes, 7.375%, 7/1/14	$53,688
B3	59	KinderCare Learning Centers, Inc., Sr. Sub. Notes, 9.50%, 2/15/09	59,148
B3	50	Knowledge Learning Corp Inc., Sr. Sub Notes, 7.75%, 2/1/15	50,250
Ca	80	Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	86,400
Caa1	75	Propex Fabrics, Inc., Sr. Notes, 10.00%, 12/1/12	75,938

			878,858

Electric 1.8%
B1	40	AES Corp., Sec’d. Notes, 8.75%, 5/15/13	44,800
B2	195	Sr. Notes, 9.375%, 9/15/10	220,593
Ba1	132	AES Eastern Energy LP, 9.00%, 1/2/17	150,827
B3	30	Allegheny Energy Supply, Notes, 8.25%, 4/15/12	33,375
B2	130	Aquila, Inc., Sr. Notes, 9.95%, 2/1/11	146,413
B	205	Calpine Corp., Sec’d. Notes, 8.75%, 7/15/13	155,800
		CMS Energy Corp., Sr. Notes,
B3	115	7.50%, 1/15/09	121,756
B3	50	8.50%, 4/15/11	55,813
		Dynegy Holdings, Inc., Sec’d. Notes,
B3	60	9.875%, 7/15/10	65,700
B3	145	10.125%, 7/15/13	160,950
B1	75	Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	79,500
		Endesa (Chile), Ser. W.I.,
Ba2	75	8.35%, 8/1/13	87,938
Ba2	150	8.625%, 8/1/15	180,414
Ba2	74	Homer City Funding LLC, Gtd. Notes, 8.14%, 10/1/19	83,055

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	25

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$ 4	Midland Funding Corp, Sr. Sec’d. Notes, Ser. A, 11.75%, 7/23/05	$4,619
		Midwest Generation LLC,
B1	30	8.30%, 7/2/09	32,400
B1	60	8.56%, 1/2/16	67,200
B1	50	8.75%, 5/1/34	55,875
B3	35	Mission Energy Holdings, Sec’d. Notes, 13.50%, 7/15/08	43,663
Ba2	60	Nevada Power Co., 6.50%, 4/15/12	63,150
Ba2	5	Notes, 10.875%, 10/15/09	5,731
NR	GBP 7	NoteCo Ltd., (United Kingdom), FRN, 6.92%, 6/30/25(e)	13,995
B2	$170	NRG Energy, Inc., Sec’d. Notes 8.00%, 12/15/13	183,175
B2	50	Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	62,500
Baa2	150	Pacific Gas & Electric Co., 1st Mortgage, FRN 3.26%, 4/3/06(e)	150,148
Baa3	200	PP&L Capital Funding, Inc., Sr. Notes, 7.75%, 4/15/05	201,692
Ba1	300	PPL Capital Funding Trust, Gtd. Notes, 7.29%, 5/18/06	312,356
B1	66	Reliant Energy-Mid Atlantic, Ser. B, 9.24%, 7/2/17	75,564
B1	125	Reliant Resources, Inc., Sec’d. Notes, 9.50%, 7/15/13	140,000
B2	40	Sierra Pacific Resources, Sr. Notes, 8.625%, 3/15/14	44,450
Ba2	175	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	192,500
B1	150	Texas Genco LLC, Sr. Notes, 6.875%, 12/15/14	155,250
B2	75	TNP Enterprises, Inc., Sr. Sub. Notes, 10.25%, 4/1/10	79,125
Baa2	95	TXU Energy Co. LLC, Notes, FRN 3.42%, 1/17/06(e)	95,248

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$15	Utilicorp Canada Finance Corp., Gtd. Notes, 7.75%, 6/15/11	$15,525

			3,581,100

Energy-Other 0.6%
BA2	150	Chesapeake Energy Corp., Sr. Notes, 6.375%, 6/15/15	152,999
B2	25	Encore Acquisition Co., Sr. Sub. Notes, 6.25%, 4/15/14	24,938
Ba3	30	Forest Oil Corp., Sr. Notes 8.00%, 12/15/11	34,013
B3	75	Hanover Compressor Co., Sr. Notes, 8.625%, 12/15/10	81,000
B2	50	Hanover Equipment Trust, Sec’d Notes, 8.75%, 9/1/11	54,000
B2	25	Houston Exploration Co., Sr. Sub. Notes, 7.00%, 6/15/13	26,250
B2	8	Magnum Hunter Resources, Inc., Gtd. Notes, 9.60%, 3/15/12	9,140
Ba3	50	Newfield Exploration Co., Sr. Sub. Notes, 8.375%, 8/15/12	55,500
B2	100	Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	111,125
NR	250	Pemex Project Funding Master Trust, 9.25%, 3/30/18	312,499
Ba3	75	Premcor Refining Group, Gtd. Notes, 6.75%, 5/1/14	78,563
Ba3	25	Sr. Notes, 6.75%, 2/1/11	26,688
B2	50	Sr. Sub. Notes, 7.75%, 2/1/12	54,375
		Pride International Inc., Sr. Notes,
NR	25	7.375%, 7/15/14	27,500
B2	105	Stone Energy Corp., Sr. Sub. Notes, 8.25%, 12/15/11	112,875
Ba3	50	Vintage Petrolium, Inc., Sr. Notes, 8.25%, 5/1/12	55,000

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	27

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B1	$25	Sr. Sub. Notes, 7.875%, 5/15/11	$26,688

			1,243,153

Food 0.3%
B3	8	Agrilink Foods, Inc., Sr. Sub. Notes, 11.875%, 11/1/08	8,320
Ba3	25	Ahold Finance USA, Inc., Notes, 8.25%, 7/15/10	28,250
B3	50	Carrols Corp., Sr. Sub. Notes, 9.00%, 1/15/13	52,125
		Del Monte Corp., Sr. Sub. Notes,
B2	125	8.625%, 12/15/12	138,906
B2	125	6.75%, 2/15/15	126,250
Ba1	140	Delhaize America, Inc., Gtd. Notes, 8.125%, 4/15/11	162,753
		Dole Foods Co., Sr. Notes,
B2	50	8.625%, 5/1/09	54,813
B2	50	8.875%, 3/15/11	53,688
B3	40	Pathmark Stores, Inc., Gtd. Notes, 8.75%, 2/1/12	38,250
Ba2	80	Smithfield Foods, Inc., Sr. Notes, 8.00%, 10/15/09	88,300

			751,655

Gaming 0.7%
B1	75	Argosy Gaming Co., Sr. Sub. Notes, 7.00%, 1/15/14	82,500
Ba3	100	Aztar Corp., Sr. Sub. Notes, 9.00%, 8/15/11	109,750
Ba3	15	7.875%, 6/15/14	16,500
B1	50	Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12	55,125
B2	50	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.00%, 3/1/14	50,625
B2	55	Kerzner International Ltd., Gtd. Notes, 8.875%, 8/15/11	59,950
Ba1	250	MGM Mirage, Inc., Notes, 6.00%, 10/1/09	255,000
Ba2	130	Gtd. Notes, 9.75%, 6/1/07	144,300

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$100	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	$107,625
		Park Place Entertainment Corp., Sr. Notes,
Ba2	20	9.375%, 2/15/07	21,875
Ba2	20	8.875%, 9/15/08	22,525
Ba1	130	7.50%, 9/1/09	144,300
Ba2	35	8.125%, 5/15/11	40,075
Ba3	90	Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	92,250
B2	105	Venetian Casino Resort LLC, Gtd. Notes, 11.00%, 6/15/10	118,650
NR	75	Wynn Las Vegas LLC, 6.625%, 12/1/14	73,688

			1,394,738

Health Care & Pharmaceuticals 1.0%
B3	25	Alliance Imaging, Inc., Sr. Sub. Notes, 7.25%, 12/15/12	25,250
B3	75	Concentra Operating Corp., 9.50%, 8/15/10	83,250
B3	125	9.125%, 6/1/12	138,750
Ba1	25	Coventry Health Care, Inc., Sr. Notes, 5.875%, 1/15/12	25,375
Ba1	45	Sr. Notes, 8.125%, 2/15/12	49,163
B3	75	Elan Finance PLC, Sr. Notes, 7.75%, 11/15/11	78,375
Ba2	180	HCA, Inc., Debs., 7.50%, 12/15/23	185,520
Ba2	60	Notes, MTN 9.00%, 12/15/14	71,159
Caa2	75	Healthsouth Corp., Notes, 7.625%, 6/1/12	75,188
Caa2	150	Sr. Notes, 8.50%, 2/1/08	155,062
B3	40	IASIS Healthcare LLC, Sr. Sub. Notes, 8.75%, 6/15/14	43,100
Caa1	45	Inverness Medical Innovations, Inc., Sr. Sub Notes, 8.75%, 2/15/12	46,125

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	29

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$131	Magellan Health Services, Inc., Sr, Notes, 9.375%, 11/15/08	$141,579
Ba1	50	Medco Health Solutions, Inc., Sr. Notes, 7.25%, 8/15/13	56,512
Caa1	65	Medical Device Manufacturing, Gtd. Notes, 10.00%, 7/15/12	70,200
B3	100	Medquest, Inc., Sr. Sub. Notes, 11.875%, 8/15/12	117,000
Ba3	40	NeighborCare, Inc., Sr. Sub. Notes, 6.875%, 11/15/13	42,150
B1	50	Omega Healthcare Investors, Inc., Notes, 6.95%, 8/1/07	51,875
B1	25	7.00%, 4/1/14	25,250
B2	100	Resources-Care, Inc., Sr. Notes, 10.625%, 11/15/08	109,250
B2	55	Select Medical Corp., Sr. Sub. Notes, 9.50%, 6/15/09	58,644
Ba2	60	Senior Housing Properties Trust, Sr. Notes, 8.625%, 1/15/12	68,250
B3	50	Tenet Healthcare Corp., Sr. Notes, 6.375%, 12/1/11	44,875
B3	35	6.50%, 6/1/12	31,150
B3	50	9.25%, 2/1/15	50,000
NR	75	Vanguard Health Holding Co., Sr. Sub. Notes, 9.00%, 10/1/14	80,250
Ba3	40	Ventas Realty LP, Gtd. Notes, 8.75%, 5/1/09	44,250
Ba3	110	Sr. Notes, 9.00%, 5/1/12	127,600
Caa1	100	Warner Chilcott Corp., Sr. Sub. Notes, 8.75%, 2/1/15	102,750

			2,197,902

Lodging 0.5%
B1	75	FelCor Lodging LP, Gtd. Notes, 9.00%, 6/1/11	84,375
B1	50	FelCor Suites LP, Gtd. Notes, 7.625%, 10/1/07	52,375
Ba3	40	HMH Properties, Inc., Sr. Notes, Ser. B, 7.875%, 8/1/08	41,050

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$125	Host Marriott LP, Sr. Notes, 9.50%, 1/15/07	$135,313
Ba3	75	7.00%, 8/15/12	78,375
Ba3	40	7.125%, 11/1/13	42,100
B2	25	John Q Hammons Hotels LP, 8.875%, 5/15/12	28,125
Ba3	100	La Quinta Properties, Inc., Sr. Notes, 8.875%, 3/15/11	110,375
Ba2	125	Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes, 8.00%, 5/15/10	141,250
		Starwood Hotels & Resorts Worldwide, Inc., Notes,
Ba1	125	7.875%, 5/1/12	142,500
Ba1	175	7.375%, 11/15/15	196,000

			1,051,838

Media & Entertainment 1.1%
Caa1	75	Advertising Direct Solutions, Sr. Notes, 9.25%, 11/15/12	79,125
B3	40	AMC Entertainment, Inc., Sr. Sub. Notes, 8.00%, 3/1/14	39,650
Caa1	65	American Color Graphics, Notes, 10.00%, 6/15/10	55,413
B2	5	American Media Operation, Inc., Gtd. Notes, Ser. B, 10.25%, 5/1/09	5,231
B2	100	Canwest Media, Inc. (Canada), Sr. Sub. Notes, 10.625%, 5/15/11	111,375
B2	82	Dex Media East LLC, Gtd. Notes, 12.125%, 11/15/12	98,195
B2	167	Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	189,335
B1	80	DirecTV Holdings LLC, Sr. Notes, 8.375%, 3/15/13	90,100
Ba3	80	Echostar DBS Corp., Gtd. Notes, 6.625%, 10/1/14	80,800
Ba2	30	Entercom Radio LLC, Gtd. Notes, 7.625%, 3/1/14	32,250

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners ConservativeGrowth Fund	31

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$150	Gray Communications Systems, Inc., Sr. Sub Notes, 9.25%, 12/15/11	$166,875
B1	125	Intelsat Bermuda, Sr. Notes, 8.25%, 1/15/13	129,375
B1	75	Intrawest Corp., Sr. Notes, 7.50%, 10/15/13	78,750
		Leslies Poolmart, Sr. Notes,
B2	100	7.75%, 2/1/13	101,750
B3	35	Lowes Cineplex Entertainment Corp., Sr. Sub. Notes, 9.00%, 8/1/14	36,663
B2	100	Marquee, Inc., Sr. Notes, 8.625%, 8/15/12	108,500
B2	75	Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	74,625
Ba3	30	Morris Publishing, Sr. Sub. Notes, 7.00%, 8/1/13	30,525
B3	25	New Skies Satellites NV (Netherlands) Sr. Notes, FRN 7.44%, 11/1/11(e)	26,063
Caa1	25	Sr. Sub. Notes, 9.125%, 11/1/12	25,750
B3	25	Primedia, Inc., Sr. Notes, FRN 7.67%, 5/15/10(e)	26,375
B3	50	Gtd. Notes, 8.875%, 5/15/11	52,750
B2	50	Quebecor Media, Inc. (Canada), Sr. Notes, 11.125%, 7/15/11	56,250
B2	175	R.R. Donnelley Financial Corp., Sr. Sub. Notes, 10.875%, 12/15/12	204,749
Caa1	45	Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	42,413
Ba3	150	Sun Media Corp. (Canada), Gtd. Notes, 7.625%, 2/15/13	159,750
B3	50	Universal City Florida Holding Co., Sr. Notes, 8.375%, 5/1/10	52,000
B2	45	Vail Resorts, Inc., Sr. Sub. Notes., 6.75%, 2/15/14	45,394

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

			Vertis, Inc., Sec’d. Notes,
B2		$66	9.75%, 4/1/09	$71,775
B3		55	10.875%, 6/15/09	59,263
Caa1		10	WDAC Subsidiary Corp., 8.375%, 12/1/14	9,750

				2,340,819

Metals 0.5%
B3		125	AK Steel Corp., Gtd., 7.875%, 2/15/09	128,125
B3		50	Sr. Notes, 7.75%, 6/15/12	51,375
Ba3		50	Arch Western Finance LLC, Sr. Notes, 6.75%, 7/1/13	51,000
B1		75	Century Aluminum Co., Gtd. Notes, 7.50%, 8/15/14	80,063
B1		80	CSN Islands VII Corp. (Cayman Islands), Gtd. Notes, 10.75%, 9/12/08	90,700
B1		50	Foundation PA Coal Co. Notes, 7.25%, 8/1/14	52,375
B3		118	Ispat Inland ULC, Sec’d. Notes, 9.75%, 4/1/14	145,434
B1		75	Novelis, Inc., (Canada) Sr. Notes, 7.25%, 2/15/15	76,875
B1		25	Oregon Steel Mills, Inc., Gtd. Notes, 10.00%, 7/15/09	27,750
Ba3		100	Russel Metals, Inc., (Canada), Sr. Notes, 6.375%, 3/1/14	100,000
B2		50	Ryerson Tull, Inc., Sr. Notes, 8.25%, 12/15/11	49,000
Ba2		89	United States Steel LLC, Sr. Notes, 10.75%, 8/1/08	105,243

				957,940

Non Captive Finance 1.5%
A3		400	Ford Motor Credit Co., Notes, 7.50%, 3/15/05	401,899
A3		600	Ford Motor Credit Co., Notes, FRN, MTN 3.10%, 7/18/05	598,686
Aaa	JPY	67,000	General Electric Capital Corp., (Japan) Sr. Notes, 1.40%, 11/2/06	661,102

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	33

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Aaa	JPY 8,000	General Electric Capital Corp., (Japan) Sr. Unsub. Notes, 0.10%, 12/20/05	$77,315
Baa1	$ 100	General Motors Acceptance Corp. MTN, FRN, 4.23%, 5/19/05	100,420
Baa1	300	General Motors Acceptance Corp., 7.50%, 7/15/05	304,988
Baa1	1,000	General Motors Acceptance Corp., Notes, 6.875%, 9/15/11	1,004,167

			3,148,577

Packaging 0.4%
B2	75	Anchor Glass Container Corp., Sec’d. Notes, 11.00%, 2/15/13	80,625
B3	100	Berry Plastics, Sr. Sub. Notes, 10.75%, 7/15/12	114,000
B1	100	Crown Euro Holdings SA (France), Sec’d. Notes, 9.50%, 3/1/11	111,500
Caa1	25	Graham Packaging Co., Inc., Sr. Notes, 8.50%, 10/15/12	25,938
Caa2	75	9.875%, 10/15/14	78,563
B2	175	Greif Brothers Corp., Sr. Sub. Notes, 8.875%, 8/1/12	193,375
B1	180	Owens-Brockway Glass Containers, Sec’d. Notes, 8.75%, 11/15/12	200,249

			804,250

Paper 0.4%
Ba3	125	Abitibi-Consolidated Co. CDA, 5.25%, 6/20/08	121,874
B2	85	Ainsworth Lumber Co. Ltd., Sr. Notes, (Canada) 6.75%, 3/15/14	82,344
Ba3	75	Bowater Canada Finance, Gtd. Notes, 7.95%, 11/15/11	80,352
Caa1	25	Caraustar Industries, Inc., Gtd. Notes, 9.875%, 4/1/11	27,438
Ba3	60	Cascades, Inc. (Canada), 7.25%, 2/15/13	62,700

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$100	Cellu Tissue Holdings, Inc., Sec’d. Notes, 9.75%, 3/15/10	$105,250
Ba3	75	Georgia-Pacific Corp., Notes, 7.50%, 5/15/06	78,094
Ba3	20	8.125%, 5/15/11	23,000
Ba3	75	8.875%, 5/15/31	95,625
B2	75	Millar Western Forest Products Ltd. (Canada), 7.75%, 11/15/13	78,375
Ba3	25	Tembec Industries, Inc. (Canada), Gtd. Notes, 8.625%, 6/30/09	24,844
Ba3	55	7.75%, 3/15/12	52,250

			832,146

Pipelines & Other 0.6%
B2	75	AmeriGas Partners, LP, Sr. Notes, 8.875%, 5/20/11	81,000
B3	210	EL Paso Corp., Gtd. Notes, 7.75%, 6/1/13	218,400
Caa1	25	Sr. Notes, 7.00%, 5/15/11	25,125
Caa1	150	7.75%, 1/15/32	145,875
Baa3	50	Enterprise Products Operation LP, Sr. Notes, 5.60%, 10/15/14	51,235
B2	40	Ferrellgas Partners LP, Notes, 8.75%, 6/15/12	42,800
B1	50	Inergy LP, Sr. Notes, 6.875%, 12/15/14	49,750
B1	25	MarkWest Energy Partners LP, Sr. Notes, 6.875%, 11/1/14	25,125
Ba2	50	Pacific Energy Partners LP, Sr. Notes, 7.125%, 6/15/14	52,750
B1	50	Southern Natural Gas, Notes, 8.875%, 3/15/10	55,625
		Tennessee Gas Pipeline, Debs.,
B1	160	7.00%, 3/15/27 - 10/15/28	165,353
B1	125	7.625%, 4/1/37	132,500

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	35

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$40	TranMontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	$43,000
		Williams Companies., Inc., Notes,
B1	150	7.125%, 9/1/11	163,125
B1	45	8.125%, 3/15/12	51,750

			1,303,413

Retailers 0.4%
B3	25	Asbury Automotive Group, Inc., Sr. Sub. Notes, 8.00%, 3/15/14	25,063
Ba2	15	AutoNation, Inc., Sr. Notes, 9.00%, 8/1/08	16,875
B1	75	Group 1 Automotive, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	78,750
Ba2	225	JC Penney Co., Inc., Debs., 7.40%, 4/1/37	246,374
		Jean Coutu Group, Inc., (Canada), Sr. Notes,
B2	25	7.625%, 8/1/12	26,000
		Sr. Sub. Notes,
B3	50	8.50%, 8/1/14	49,875
NR	120	Lazy Days RV Center, Inc., Sr. Notes, 11.75%, 5/15/12	132,600
B3	50	Pantry, Inc., Sr. Sub. Notes, 7.75%, 2/15/14	52,500
Ba3	90	Saks, Inc., Notes, 7.375%, 2/15/19	89,775
Ba2	25	Toys R’ Us, Inc., Notes, 7.875%, 4/15/13	25,688

			743,500

Technology 0.4%
		Fairchild Semiconductor International, Inc., Sr. Sub. Notes,
B2	100	10.50%, 2/1/09	105,250
Ba2	50	Flextronics International Ltd, Sr. Sub. Notes, 6.25%, 11/15/14	49,000
Ba2	25	Freescale Semiconductor, Inc., Sr. Notes, 6.875%, 7/15/11	26,563

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Caa1	$75	Iron Mountain, Inc., Gtd. Notes, 8.625%, 4/1/13	$79,313
B3	25	Nortel Networks Ltd. (Canada) Notes, 6.125%, 2/15/06	25,344
Ba2	95	Sanmina-SCI Corp., Sec’d. Notes, 10.375%, 1/15/10	107,824
Ba2	125	Seagate Technology Holdings, Notes, 8.00%, 5/15/09	134,374
Ba2	75	STATS ChiPAC Ltd., Sr. Notes, 6.75%, 11/15/11	73,125
B3	75	UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12	83,625
Ba1	75	Unisys Corp., Sr. Notes, 8.125%, 6/1/06	78,375
Ba2	75	Xerox Corp., Sr. Notes, 7.625%, 6/15/13	80,813

			843,606

Telecommunications 1.8%
Caa1	75	Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	79,875
Caa1	50	Gtd. Notes, 11.00%, 7/31/10	58,250
Ba1	153	AT&T Corp., Sr. Notes, 9.05%, 11/15/11	177,480
AA3	400	BellSouth Corp., Notes, 4.12%, 4/26/21	401,095
Caa1	100	Centennial Commumications, Notes, 8.125%, 2/1/14	105,750
B3	50	Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%, 1/15/14	50,750
Ba3	30	Citizens Communications Co., Notes, 9.25%, 5/15/11	35,025
Ba3	100	6.25%, 1/15/13	99,750
B3	50	Crown Castle International Corp., Sr. Notes, 9.375%, 8/1/11	55,500
B3	125	7.50%, 12/1/13	132,656
B2	25	Dobson Cellular Systems, Sec’d Notes, FRN 7.49%, 11/1/11(e)	26,313
B1	50	Eircom Funding (Ireland), 8.25%, 8/15/13	54,625
B2	65	MCI, Inc., Sr. Notes, 6.91%, 5/1/07	66,463

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	37

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$59	7.69%, 5/1/09	$61,581
B2	60	8.74%, 5/1/14	65,625
Ba3	50	Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	51,875
Ba3	235	7.375%, 8/1/15	259,088
Caa2	100	Qwest Corp., Gtd. Notes, 7.25%, 2/15/11	96,000
Ba3	100	Sr. Notes, 7.875%, 9/1/11	107,000
		Qwest Services Corp., Notes,
Caa1	287	14.00%, 12/15/10	340,812
BB(d)	75	Rogers Wireless Communications, Inc., Sec’s Notes, (Canada) 7.50%, 3/15/15	80,438
B+(d)	75	Rogers Wireless, Inc., Sr. Sub Notes, (Canada) 8.00%, 12/15/12	80,250
A2	700	SBC Communications, Inc., Notes, 4.21%, 6/5/21	702,974
Caa1	75	UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	82,688
B2	25	US Unwired, Inc., Ser. B, Sec’d Notes, FRN 6.74%, 6/15/10(e)	25,813
A3	300	Verizon Wireless Capital, FRN 2.42%, 5/23/05(e)	299,943

			3,597,619

Tobacco 0.1%
B1	75	DIMON, Inc., Sr. Notes, 9.625%, 10/15/11	84,000
B2	10	North Atlantic Trading Co., Sr. Notes, 9.25%, 3/1/12	7,850
Ba3	75	Standard Commercial Corp., Sr. Notes, 8.00%, 4/15/12	77,062

			168,912

		Total corporate bonds	32,011,153

CONVERTIBLE BONDS

Capital Goods
Baa3	25	Tyco International Group SA, Gtd. Notes, 3.125%, 1/15/23	42,281

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Technology
B3	$20	Nortel Networks Corp., Gtd. Notes, 4.25%, 9/1/08	$19,275

		Total convertible bonds	61,556

MORTGAGE RELATED SECURITIES 2.9%
AAA(d)	470	ACE Securities Corp., Ser. 2004, Class 2A, FRN, 2.53%, 4/25/34(e)	470,024
Aaa	900	American Express Credit Account Master Trust, Ser. 2000-5, FRN, 2.62%, 4/15/08(e)	900,745
AAA(d)	252	Ameriquest Mortgage Securities, Ser. 2004, Class R2 A, FRN, 2.62%, 4/25/34(e)	251,537
Aaa	693	Argent Securites, Inc., FRN, 2.64%, 5/25/34(e)	693,266
Aaa	900	Capital Auto Receivable Asset Trust, 2.64%, 3/17/08	895,376
		Home Equity Mortgage Trust, Ser. 2004-4, Class A2 , FRN,
Aaa	267	2.68%, 12/25/34(e)	266,719
		Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1,
A-1+(d)	308	2.09%, 11/18/05	307,931
Aaa	83	Mellon Residential Funding Corp., FRN, Ser. 1999, Class A-3, 2.85%, 7/25/29(e)	83,653
Caa2	264	Quest Capital Funding, Inc., FRN, Gtd. Notes, 3.09%, 6/25/34(e)	264,627
NR	362	Vendee Mortgage Trust, FRN, Ser. 2000-1, Class 1A, 6.81%, 1/15/30(e)	374,725
Aaa	34	Washington Mutual, Ser. 2002-S2, Class 3A-1, 6.00%, 3/25/17	33,709
Aaa	1,628	Washington Mutual, Ser. 2003-R1, Class A1, FRN, 2.80%, 12/25/27(e)	1,626,550

		Total mortgage related securities	6,168,862

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	39

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

MUNICIPAL BONDS 2.0%
Aaa	$400	Chicago Illinois, Project & Refunding, Ser. A, 5.00%, 1/1/41	$410,316
Aa2	400	Florida St. Board of Ed., 5.00%, 6/1/32	417,408
Aaa	200	Georgia State Road & Tollway Auth. Rev., 5.00%, 3/1/21	214,254
Baa2	250	Golden State Tobacco Settlement Rev., 6.25%, 6/1/33	251,270
Baa2	100	6.75%, 6/1/39	102,095
Aaa	250	Massachusetts St. Water Res. Auth., Ser. J, 5.00%, 8/1/32	260,135
		New Jersey, Tobacco Settlement Financing Corp.,
Baa3	250	6.375%, 6/1/32	249,498
Baa3	300	6.00%, 6/1/37	285,249
Aa2	500	New York St. Dormitory Authority Revs., 6.65%, 8/15/30	592,585
Aaa	400	San Antonio Water Rev., 5.00%, 5/15/25	419,876
Aaa	200	South Carolina St. Hwy., Ser. B, 5.00%, 4/1/17	217,060
Aaa	600	South Central Connecticut Regional Water Auth., Ser. B-1, 5.00%, 8/1/26	639,198

		Total municipal bonds	4,058,944

U.S. GOVERNMENT AND AGENCY SECURITIES 16.7%
		Federal Home Loan Mortgage Corp.,
	29	3.62%, 8/1/23(c)(e),	30,237
	373	6.00%, 9/1/22(c)	387,308
	276	10.00%, 5/15/20(c)	275,798
		Federal National Mortgage Association,
	149	4.16%, 5/1/36(c)(e)	152,132
	81	4.50%, 8/1/33(c)	79,474
	99	5.00%, 1/1/19(c)	100,375
	4,486	5.00%, 10/1/34 - 1/1/35(c)	4,478,563
	287	6.00%, 5/1/16 - 12/1/17(c)	301,162
	84	6.50%, 9/1/05 - 1/1/16(c)	88,439
	174	7.50%, 1/1/32(c)	186,125
	53	8.00%, 8/25/22(c)	57,524

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

		Government National Mortgage Association,
	$ 16	3.75%, 9/20/22(c)(e),	$15,918
	80	4.50%, 8/15/33 - 9/15/33(c)	79,322
	162	8.50%, 2/20/30 - 6/15/30(c)	177,521
		United States Inflation Index Bonds,
	1,411	0.875%, 4/15/10(c)	1,391,176
	1,551	2.00%, 1/15/14(c)	1,604,121
	2,170	3.375%, 1/15/07(c)	2,275,720
	1,773	3.625%, 1/15/08(c)	1,910,934
	221	3.875%, 4/15/29(c)	303,666
		United States Treasury Bonds,
	600	8.875%, 8/15/17(c)	859,500
	400	12.00%, 8/15/13(c)	511,312
	3,100	United States Treasury Notes, 2.50%, 9/30/06(c)	3,065,004
	700	3.375%, 10/15/09(c)	690,813
	300	3.875%, 5/15/09(c)	303,234
	1,000	4.00%, 6/15/09(c)	1,014,883
	4,400	4.875%, 2/15/12(c)	4,653,172
	2,500	5.00%, 8/15/11(c)	2,659,668
	6,000	6.00%, 2/15/26(c)	7,068,750
	600	United States Treasury Strip, Zero Coupon, 11/15/16 - 2/15/22(c)	280,761

		Total U.S. government and agency securities	35,002,612

FOREIGN GOVERNMENT SECURITIES 4.1%
Aaa	EUR 600	Deutsche Bundesrepublik (Germany), 6.50%, 7/4/27	1,071,450
NR	EUR1,000	France Government Bond, 5.00%, 4/25/12	1,445,014
Ba1	$ 300	Government of Panama, 9.63%, 2/8/11	352,500
Aa2	JPY3,000	Italy Government International Bond, 3.80%, 3/27/08	32,208

B1	$ 55	Republic of Brazil, 10.00%, 8/7/11	62,700
B1	45	8.25%, 1/20/34	42,188
B1	860	11.00%, 8/17/40	995,450

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	41

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B1	$ 48	Republic of Brazil, FRN 3.06%, 4/15/06(e)	$48,178
Ba2	75	Republic of Columbia, 10.00%, 1/23/12	84,450
Baa3	1,550	Russian Government Bonds, (Step Coupon) 5.00%, 3/31/30	1,627,189
Aaa	GBP 500	United Kingdom Treasury Bond, 5.75%, 12/7/09	991,711
Aaa	GBP 800	5.00%, 9/7/14	1,554,749
Baa2	$ 325	United Mexican States, 5.875%, 1/15/14	336,375

		Total foreign government securities	8,644,162

	Units

WARRANTS
	166	Gentek, Inc. Warrant B, expiring 10/31/08,	398
	81	Gentek, Inc. Warrant C, expiring 10/31/10,	143
	776	McLeodUSA, Inc. expiring 4/16/07,	109
	300,000	United Mexican States, Ser. C, expiring 6/30/05,	4,050
	300,000	United Mexican States, Ser. D, expiring 6/30/06,	7,650
	300,000	United Mexican States, Ser. E, expiring 6/30/07,	6,750

		Total warrants	19,100

		Total long-term investments (cost $148,879,908)	166,618,133

SHORT-TERM INVESTMENTS 18.9%

COMMERCIAL PAPER 15.2%

	Principal Amount (000)
P-1	$1,400	ANZ Delaware, Disc. Note, 2.38%, 2/22/05	$1,398,127
		ASB Bank Ltd., Disc. Note,
P-1	500	2.04%, 2/14/05	499,554
P-1	1,800	2.42%, 4/7/05	1,791,674

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

P-1	$2,200	Bank of Ireland, Disc. Note, 2.53%, 4/11/05	$2,189,022
P-1	2,500	Barclays U.S. Funding, Disc. Note, 2.52%, 4/5/05	2,488,800
P-1	500	CBA (Delaware) Finance, Disc. Note, 2.53%, 4/11/05	497,535
P-1	1,500	CDC Corp., Disc. Note, 2.04%, 2/22/05	1,497,993
		Danske Corp., Disc. Note,
P-1	1,400	2.04%, 2/14/05	1,398,750
P-1	700	2.37%, 3/14/05 - 4/1/05	697,613
P-1	700	2.50%, 4/7/05	696,759
P-1	1,300	Dexia Delaware LLC., Disc. Note, 2.36%, 3/3/05	1,297,443
P-1	2,500	DNB Bank, Disc. Note, 2.41%, 2/23/05	2,496,325
P-1	500	European Investment Bank, Disc. Note, 2.27%, 2/1/05	500,000
P-1	400	Ford Motor Credit Co., Disc. Note, 2.52%, 4/7/05	397,924
		General Electric Capital Corp., Disc. Note,
P-1	300	2.28%, 2/23/05	299,574
P-1	1,200	2.32%, 2/24/05	1,198,187
P-1	100	2.49%, 4/5/05	99,563
		ING US Funding LLC, Disc. Note,
P-1	1,100	2.45%, 3/21/05	1,096,351
P-1	1,600	2.40%, 4/5/05	1,592,832
P-1	2,400	Nestle Capital Corp., Disc Note, 2.22%, 2/15/05	2,397,693
P-1	2,000	Nordea North America, Inc. Disc., Note, 2.60%, 4/25/05	1,987,840
P-1	500	Rabobank USA, Disc. Note, 2.64%, 5/20/05	496,005
P-1	1,400	Skandi Bank, Disc. Note, 2.12%, 2/4/05	1,399,649
		UBS Finance (Delaware) LLC, Disc. Note,
P-1	100	2.03%, 2/22/05	99,866
P-1	2,500	2.51%, 4/27/05	2,484,575
P-1	200	2.57%, 5/6/05	198,626
P-1	700	Westpac Capital, Disc. Note, 2.40%, 3/10/05	698,334

		Total commercial paper	31,896,614

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	43

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AND AGENCY SECURITIES 0.5%
		United States Treasury Bill,
	$255	2.18%, 3/3/05(c)	$254,560
	855	2.20%, 3/17/05(c)	852,782

		Total U.S. government and agency securities	1,107,342

	Shares

MUTUAL FUND 3.2%
	6,735	Dryden Core Investment Fund - Taxable Money Market Series	6,735,130

		Total short-term investments (cost $39,742,633)	39,739,086

	Contracts

OUTSTANDING OPTIONS PURCHASED

Put Options
	25	Euro Futures, expiring 3/14/05 @ 93.25	313
	48	Euro Futures, expiring 9/19/05 @ 94.75	300

			613

	Notional Amount (000)

SWAP OPTIONS

Call Options
	$500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 5.75%	57,689

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Moody’s Rating	Notional Amount (000)		Value (Note 1)

Put Options
	$500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 6.25% 4/27/09	$18,164

			75,853

		Total outstanding options purchased (cost $62,330)	76,466

		Total Investments, Before Outstanding Options Written and Securities Sold Short 98.6% (cost $188,684,871)	206,433,685

	Contracts

OUTSTANDING OPTIONS WRITTEN (0.1)%

Call Options (0.1)%
	(15)	United States Treasury Notes, expiring 2/18/05 @ 113	(3,516)
	(31)	United States Treasury Notes, expiring 2/18/05 @ 114	(1,453)
	(4)	United States Treasury Notes, expiring 5/20/05 @ 114	(1,312)

			(6,281)

Put Options
	(5)	90 Day GBP LIBOR, expiring 12/21/05 @ 94.25	(295)
	(54)	United States Treasury Notes, expiring 2/18/05 @ 108	(844)
	(129)	United States Treasury Notes, expiring 5/20/05 @ 108	(52,406)

			(53,545)

	Notional Amount (000)

SWAP OPTIONS

Call Options
	$(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 4.00%	(9,089)

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	45

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Notional Amount (000)		Value (Note 1)
	$(2,900)	Swap Option 3 month LIBOR, expiring 7/07/06 @ 4.00%	$(29,296)
	(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 4.00%	(18,906)

			(57,291)

Put Options
	(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 7.00%	(185)
	(2,900)	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.00%	(15,933)
	(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 7.00%	(201)

			(16,319)

		Total outstanding options written (premiums received $392,959)	(133,436)

	Principal Amount (000)

INVESTMENTS SOLD SHORT (2.1)%
	(4,500)	Federal National Mortgage Association, 5.00%, 2/1/34 (proceeds $4,452,891)	(4,488,750)

		Total Investments, Net of Outstanding Option Written and Securities Sold Short 96.4% (cost $183,839,021; Note 5)	201,811,499
		Other assets in excess of liabilities(g) 3.6%	7,613,860

		Net Assets 100%	$209,425,359

ADR—American Depository Receipt.

EUR—Euro Dollar.

FRN—Floating Rate Note.

GBP—Great British Pounds.

JPY—Japanese Yen.

MTN—Medium Term Note.

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non-income producing security.
(c)	Securities with an aggregate market value of $36,109,954 have been segregated with the custodian to cover margin requirements for futures contracts, forwards, swaps, short sells and written options open at January 31, 2005.
(d)	S&P rating
(e)	Floating rate note. The coupon is indexed to a floating interest rate, the rate shown is the rate at January 31, 2005.
(f)	The rate shown reflects the coupon after the stop date.
(g)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts and swaps.

See Notes to Financial Statements.

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Open future contracts outstanding at January 31, 2005:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
131	5 Yr. US T-Note	Mar. 2005	$14,311,750	$14,290,000	$21,750
129	90 Day Euro	Dec. 2005	31,058,362	31,038,325	20,037
50	90 Day Euro	Mar. 2006	12,021,250	12,016,875	4,375
45	Euro-BOBL	Mar. 2005	6,657,294	6,636,197	21,097
20	US T-Bond	Mar. 2005	2,296,875	2,252,500	44,375
17	90 Day Euro	Dec. 2006	4,076,600	4,081,487	(4,887)
15	90 Day GBP LIBOR	Dec. 2005	3,364,917	3,368,458	(3,541)
10	2 Yr. US T-Note	Apr. 2005	2,090,625	2,098,125	(7,500)
3	90 Day GBP LIBOR	Mar. 2005	672,842	680,020	(7,178)

					$88,528

	Short Positions:
33	US T-Bond	Mar. 2005	$3,704,766	$3,689,937	$(14,829)

Foreign currency exchange contracts outstanding at January 31, 2005:

Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Japanese Yen
58,958,000 Expiring 3/10/05	$574,474	$569,890	$(4,584)

Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
1,045,000 Expiring 2/10/05	$1,383,377	$1,362,209	$21,168
Pound Sterling,
842,000 Expiring 2/17/05	1,578,254	1,588,095	(9,841)

			$11,327

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	47

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Interest rate swap agreements outstanding at January 31, 2005:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc. (1)	6/15/2005	USD	4,800	5.00%	3 month LIBOR	$(38,557)
Goldman Sachs (2)	12/15/2007	USD	1,500	4.00%	3 month LIBOR	(1,266)
Merrill Lynch & Co. (2)	6/15/2008	GBP	100	5.00%	6 month LIBOR	1,544
Goldman Sachs (2)	6/15/2010	USD	3,100	4.00%	3 month LIBOR	1,539
Merrill Lynch & Co. (2)	6/15/2010	USD	1,100	4.00%	3 month LIBOR	645
UBS Warburg LLC (2)	6/17/2010	EUR	400	4.00%	6 month LIBOR	16,381
JP Morgan (2)	6/17/2010	EUR	400	4.00%	6 month LIBOR	16,381
UBS Warburg LLC (1)	12/15/2014	EUR	3,700	5.00%	6 month LIBOR	(463,289)
Lehman Brothers, Inc. (1)	6/15/2025	USD	1,500	6.00%	3 month LIBOR	(44,507)
Barclay’s Capital (1)	3/15/2032	GBP	900	5.00%	6 month LIBOR	(16,395)
JP Morgan (2)	3/15/2032	EUR	1,100	6.00%	6 month EBOR	88,828
Barclay's Capital (1)	6/18/2034	GBP	400	5.00%	6 month LIBOR	(14,181)
JP Morgan (2)	6/18/2034	EUR	600	6.00%	6 month LIBOR	76,006

						$(376,871)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit	default swap agreements outstanding at January 31, 2005:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Allstate Insurance
Morgan Stanley & Co., Inc. (1)	12/20/2008	200	0.26%	6.125%, 2/15/12	$(808)
				Ingersoll Rand
Merrill Lynch & Co. (1)	12/20/2008	100	0.32%	6.48%, 6/1/25	(529)
				Emerson
Morgan Stanley & Co., Inc. (1)	12/20/2008	100	0.21%	4.625%, 10/15/12	(219)
				Eli Lilly
Barclay’s Bank PLC (1)	12/20/2008	200	0.16%	6.00%, 3/15/12	(274)
				E.I. Dupont
Bank of America Securities LLC (1)	12/20/2008	100	0.13%	6.875%, 10/15/09	(94)
				Hewlett Packard
Bear Stearns & Co. (1)	12/20/2008	200	0.32%	6.50%, 7/12/12	(899)
				Johnson & Johnson
Lehman Brothers, Inc. (1)	12/20/2008	200	0.11%	3.80%, 5/15/13	(190)
				Home Depot
Lehman Brothers, Inc. (1)	12/20/2008	200	0.12%	5.375%, 4/01/06	(473)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Federal Express
Citigroup Global Partners, Inc. (1)	12/20/2008	100	0.29%	7.25%, 2/15/11	$(444)
				Whirlpool
Lehman Brothers, Inc. (1)	12/20/2008	100	0.29%	8.60%, 5/1/10	(54)
				Eaton Vance
Citigroup Global Partners, Inc. (1)	12/20/2008	200	0.28%	5.75%, 7/15/12	(1,111)
				Wal-Mart
Citigroup Global Partners, Inc. (1)	12/20/2008	300	0.14%	6.875%, 8/10/09	(386)
				AutoZone
UBS Warburg LLC (1)	12/20/2008	300	0.35%	5.875%, 10/15/12	2,870
				Costco
Lehman Brothers, Inc. (1)	12/20/2008	100	0.24%	5.50%, 3/15/07	(438)
				Masco
Lehman Brothers, Inc. (1)	12/20/2008	100	0.35%	5.875%, 7/15/12	(277)
				RadioShack
Lehman Brothers, Inc. (1)	12/20/2008	100	0.35%	7.375%, 5/15/11	(456)
				Walt Disney
Barclay’s Bank PLC (1)	12/20/2008	100	0.67%	6.375%, 3/1/12	(1,662)
				Northrop Grumman
Lehman Brothers, Inc. (1)	12/20/2008	100	0.48%	7.1425%, 2/15/11	(844)
				Lockheed Martin
Lehman Brothers, Inc. (1)	12/20/2008	100	0.53%	8.20%, 12/1/09	(964)
				Goodrich
UBS Warburg LLC (1)	12/20/2008	100	0.97%	7.625%, 12/15/12	(2,338)
				Peoples Republic of China
Lehman Brothers, Inc. (1)	6/20/2009	500	0.40%	6.80%, 05/23/11	(3,453)
				General Motors
Bear Stearns & Co. (2)	6/20/2005	2,000	0.69%	7.125%, 07/15/13	3,090
				General Motors Accept. Corp.
Bear Stearns & Co. (1)	6/20/2005	2,000	0.55%	6.875%, 08/28/12	(1,433)

					$(11,386)

(1)	Fund pays the fixed rate and receives from the counterparty payment in the event that the underlying bond defaults.
(2)	Fund pays the counterparty payment in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	49

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

US Government and Agency Securities	17.2%
Commercial Paper	15.2
Foreign Government Securities	4.1
Mutual Fund	3.2
Mortgage Related Securities	2.9
Oil & Gas	2.5
Pharmaceuticals	2.1
Diversified Financial Services	2.0
Municipal Bonds	2.0
Software	2.0
Health Care Providers & Services	1.9
Insurance	1.8
Telecommunications	1.8
Electric	1.8
Capital Markets	1.5
Industrial Conglomerates	1.5
Non Captive Finance	1.5
Energy Equipment & Services	1.4
Internet Software & Services	1.3
Computers & Peripherals	1.2
Food & Staples Retailing	1.2
Specialty Retail	1.2
Commercial Services & Supplies	1.1
Communication Equipment	1.1
Chemicals	1.1
Media & Entertainment	1.1
Health Care & Pharmaceuticals	1.0
Biotechnology	0.9
Aerospace & Defense	0.9
Electric Utilities	0.8
Hotels, Restaurants & Leisure	0.8
Media	0.8
Capital Goods	0.8
Electronic Equipment & Instruments	0.7
Gaming	0.7
Consumer Finance	0.6
Diversified Telecommunication Services	0.6
Health Care Equipment & Supplies	0.6
Household Durables	0.6
Semiconductors & Semiconductor Equipment	0.6
Wireless Communication	0.6
Multi-Utilities & Unregulated Power	0.6
Energy — Other	0.6
Pipelines & Other	0.6
Commercial Banks	0.5
Household Products	0.5

See Notes to Financial Statements.

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Internet & Catalog Retail	0.5%
Tobacco	0.5
Lodging	0.5
Metals	0.5
Multiline Retail	0.4
Office Electronics	0.4
Transportation	0.4
Cable	0.4
Consumer	0.4
Packaging	0.4
Paper	0.4
Retailers	0.4
Technology	0.4
Apparel	0.3
Paper & Forest Products	0.3
Personal Products	0.3
Food	0.3
Homebuilding	0.2
IT Services	0.2
Machinery	0.2
Metals & Mining	0.2
Retail	0.2
Thrifts & Mortgage Finance	0.2
Automotive	0.2
Banking	0.2
Building Materials & Construction	0.2
Banks	0.1
Building Products	0.1
Real Estate Investment Trust	0.1
Airlines	0.1
Automobiles	0.1
Auto Components	0.0	*
Distributors	0.0	*
Diversified Manufacturing	0.0	*
Electrical Equipment	0.0	*
Leisure Equipment & Products	0.0	*
Warrants	0.0	*
Options Purchased	0.0	*
Outstanding Options Written	(0.1)
Investments Sold Short	(2.1)

	96.4
Other assets in excess of liabilities	3.6

	100.0%

*	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	51

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

ASSETS
Investments, at value (cost $188,684,871)	$206,433,685
Cash	6,481,849
Foreign currency, at value (cost $359,514)	361,136
Receivable for investments sold	7,943,787
Interest and dividends receivable	1,376,853
Receivable for Fund shares sold	475,864
Unrealized appreciation on swap agreements	207,284
Premium paid for interest rate swap	76,535
Unrealized appreciation on forward foreign currency contracts	21,168
Prepaid expenses and other assets	6,793

Total assets	223,384,954

LIABILITIES
Payable for investments purchased	6,966,631
Securities sold short, at value (proceeds $4,452,891)	4,488,750
Payable for Fund shares reacquired	897,990
Unrealized depreciation on swap agreements	595,541
Premium received for interest rate swap	454,049
Distribution fee payable	144,206
Accrued expenses and other liabilities	134,496
Outstanding options written (premium received $392,959)	133,436
Management fee payable	113,448
Unrealized depreciation on forward foreign currency contracts	14,425
Due to broker—variation margin	9,110
Deferred trustee’s fees	7,513

Total liabilities	13,959,595

NET ASSETS	$209,425,359

Net assets were comprised of:
Shares of beneficial interest, at par	$19,174
Paid-in capital, in excess of par	188,782,263

188,801,437
Accumulated net investment loss	(463,955)
Accumulated net realized gain on investments and foreign currency transactions	3,387,149
Net unrealized appreciation on investments and foreign currency transactions	17,700,728

Net assets, January 31, 2005	$209,425,359

See Notes to Financial Statements.

52	Visit our website at www.strategicpartners.com

Class A:
Net asset value and redemption price per share ($43,220,312 ÷ 3,950,857 shares of beneficial interest issued and outstanding)	$10.94
Maximum sales charge (5.5% of offering price)	0.64

Maximum offering price to public	$11.58

Class B:
Net asset value, offering price and redemption price per share ($114,976,418 ÷ 10,531,945 shares of beneficial interest issued and outstanding)	$10.92

Class C:
Net asset value, offering price and redemption price per share ($43,783,367 ÷ 4,010,927 shares of beneficial interest issued and outstanding)	$10.92

Class M:
Net asset value, offering price and redemption price per share ($992,330 ÷ 90,901 shares of beneficial interest issued and outstanding)	$10.92

Class R:
Net asset value, offering price and redemption price per share ($2,526 ÷ 231 shares of beneficial interest issued and outstanding)	$10.94

Class X:
Net asset value, offering price and redemption price per share ($1,264,305 ÷ 115,873 shares of beneficial interest issued and outstanding)	$10.91

Class Z:
Net asset value, offering price and redemption price per share ($5,186,101 ÷ 473,686 shares of beneficial interest issued and outstanding)	$10.95

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	53

Statement of Operations

Six Months Ended January 31, 2005 (Unaudited)

NET INVESTMENT INCOME
Income
Interest (net of foreign withholding taxes of $2,966)	$2,192,387
Dividends (net of foreign withholding taxes of $3,560)	650,215

Total income	2,842,602

Expenses
Management fee	767,751
Distribution fee—Class A	50,317
Distribution fee—Class B	570,486
Distribution fee—Class C	223,305
Distribution fee—Class M	1,928
Distribution fee—Class R	4
Distribution fee—Class X	141
Custodian’s fees and expenses	192,000
Transfer agent’s fees and expenses	96,000
Reports to shareholders	30,000
Registration fees	25,000
Legal fees	15,000
Audit fee	9,000
Trustees’ fees	7,000
Miscellaneous	6,164

Total expenses	1,994,096

Net investment income	848,506

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,120,901
Options written	126,968
Short sales	(24,873)
Foreign currency transactions	(88,134)
Futures	991,096
Swaps	617,589

5,743,547

Net change in unrealized appreciation (depreciation) on:
Investments	6,790,618
Foreign currencies	(30,058)
Financial futures contracts	(126,997)
Short sales	(23,836)
Options written	55,589
Swaps	(496,979)

6,168,337

Net gain on investments	11,911,884

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,760,390

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
INCREASE IN NET ASSETS
Operations
Net investment income	$848,506	$1,959,777
Net realized gain (loss) on investments and foreign currency transactions	5,743,547	11,124,858
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	6,168,337	2,240,113

Net increase in net assets resulting from operations	12,760,390	15,324,748

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(446,777)	(576,932)
Class B	(843,420)	(1,080,185)
Class C	(331,607)	(438,054)
Class M	(3,154)	—
Class R	(25)	—
Class X	(44)	—
Class Z	(66,714)	(95,908)

Total dividends from net investment income	(1,691,741)	(2,191,079)

Distributions from net realized gain
Class A	(615,026)	—
Class B	(1,740,925)	—
Class C	(684,630)	—
Class M	(10,101)	—
Class R	(39)	—
Class X	(114)	—
Class Z	(82,388)	—

	(3,133,223)	—

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	24,620,181	68,272,778
Net asset value of shares issued in reinvestment of dividends and distributions	4,414,518	1,996,741
Cost of shares reacquired	(22,634,503)	(46,848,589)

Net increase in net assets from Fund share transactions	6,400,196	23,420,930

Total increase	14,335,622	36,554,599

NET ASSETS
Beginning of period	195,089,737	158,535,138

End of period	$209,425,359	$195,089,737

(a) Includes undistributed net investment income of:	$—	$379,280

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	55

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Conservative Growth Fund (the “Fund”), Strategic Partners Moderate Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Conservative Growth Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Pacific Investment Management Company LLC, RS Investment Management, L.P. and EARNEST Partners, LLC are the Fund’s “Advisers”.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Advisers, to be over-the-counter, are valued at market value using prices provided by a independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or

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at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	57

Notes to Financial Statements

Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as in unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	59

Notes to Financial Statements

Cont’d

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale

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if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, future contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	61

Notes to Financial Statements

Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were .25 of 1%, 1%, 1%, 1%, .50 of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2005.

PIMS has advised the Fund that it has received approximately $175,000 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended January 31, 2005, it has received approximately $106,100, $9,700, $3,000, $0 and $0 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C, Class M, Class R and Class X shareholders, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the period ended January 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended January 31, 2005, the Fund incurred fees of approximately $72,100 for the services of PMFS. As of January 31, 2005, approximately $12,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out–of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $22,800 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing Corporation (“First Clearing”), affiliates of PI, were approximately $2,400 and $17,700, respectively for the six months ended January 31, 2005. As of January 31, 2005, approximately $3,065 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	63

Notes to Financial Statements

Cont’d

For the six months ended January 31, 2005, Wachovia earned $1,060 and Prudential Equity Group, a wholly owned subsidiary of Prudential, earned $1,848 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formally known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended January 31, 2005, the Fund earned income of approximately $62,535 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005, aggregated $155,646,288 and $150,326,799 respectively.

Transactions in options written during the six months ended January 31, 2005, were as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2004	16,600,021	$314,079
Options written	447	206,128
Options closed	(8)	(1,845)
Options expired	(2,200,222)	(125,403)

Options outstanding at January 31, 2005	14,400,238	$392,959

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2005 were follows:

Tax Basis	Appreciation	Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$189,146,811	$18,936,799	$1,649,925	$(48,086)	$17,238,788

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2005, Prudential owned 231 shares each of Class M, Class R and Class X shares.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	65

Notes to Financial Statements

Cont’d

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2005:
Shares sold	725,796	$7,848,841
Shares issued in reinvestment of dividends and distributions	89,575	974,390
Shares reacquired	(378,408)	(4,104,323)

Net increase (decrease) in shares outstanding before conversion	436,963	4,718,908
Shares issued upon conversion from class B	60,495	656,046

Net increase (decrease) in shares outstanding	497,458	$5,374,954

Year ended July 31, 2004:
Shares sold	1,599,242	$16,662,932
Shares issued in reinvestment of dividends and distributions	50,872	530,296
Shares reacquired	(1,111,788)	(11,545,933)

Net increase (decrease) in shares outstanding before conversion	538,326	5,647,295
Shares issued upon conversion from class B	97,569	1,018,465

Net increase (decrease) in shares outstanding	635,895	$6,665,760

Class B
Six months ended January 31, 2005:
Shares sold	876,178	$9,475,555
Shares issued in reinvestment of dividends and distributions	223,575	2,427,921
Shares reacquired	(1,004,185)	(10,852,009)

Net increase (decrease) in shares outstanding before conversion	95,568	1,051,467
Shares reacquired upon conversion from class A	(60,603)	(656,046)

Net increase (decrease) in shares outstanding	34,965	$395,421

Year ended July 31, 2004:
Shares sold	2,995,449	$31,176,646
Shares issued in reinvestment of dividends and distributions	97,295	1,013,655
Shares reacquired	(1,785,062)	(18,629,690)

Net increase (decrease) in shares outstanding before conversion	1,307,682	13,560,611
Shares reacquired upon conversion from class A	(97,799)	(1,018,465)

Net increase (decrease) in shares outstanding	1,209,883	$12,542,146

Class C
Six months ended January 31, 2005:
Shares sold	391,804	$4,201,683
Shares issued in reinvestment of dividends and distributions	79,118	858,663
Shares reacquired	(594,130)	(6,404,926)

Net increase (decrease) in shares outstanding	(123,208)	$(1,344,580)

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Class C	Shares	Amount
Year ended July 31, 2004:
Shares sold	1,466,771	$15,247,425
Shares issued in reinvestment of dividends and distributions	35,157	364,536
Shares reacquired	(1,228,827)	(12,719,029)

Net increase (decrease) in shares outstanding	273,101	$2,892,932

Class M
October 4, 2004 to January 31, 2005:
Shares sold	105,550	$1,159,833
Shares issued in reinvestment of dividends and distributions	1,212	13,196
Shares reacquired	(15,861)	(174,756)

Net increase (decrease) in shares outstanding	90,901	$998,273

Class R
October 4, 2004 to January 31, 2005:
Shares sold	231	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	231	$2,500

Class X
October 4, 2004 to January 31, 2005:
Shares sold	115,866	$1,259,477
Shares issued in reinvestment of dividends and distributions	9	99
Shares reacquired	(2)	(25)

Net increase (decrease) in shares outstanding	115,873	$1,259,551

Class Z
Six months ended January 31, 2005:
Shares sold	61,903	$672,292
Shares issued in reinvestment of dividends and distributions	12,904	140,249
Shares reacquired	(101,703)	(1,098,464)

Net increase (decrease) in shares outstanding	(26,896)	$(285,923)

Year ended July 31, 2004:
Shares sold	487,029	$5,185,775
Shares issued in reinvestment of dividends and distributions	8,402	88,254
Shares reacquired	(376,938)	(3,953,937)

Net increase (decrease) in shares outstanding	118,493	$1,320,092

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	67

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended 01/31/2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.51

Income (loss) from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	.64

Total from investment operations	.72

Less Distributions
Dividends from net investment income	(.12)
Distributions from net realized gains on investments	(.17)

Total dividends and distributions	(.29)

Net asset value, end of period	$10.94

Total Return(a)	6.87%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,220
Average net assets (000)	$39,925
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees(e)	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	1.41	%(c)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	114	%(d)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.
(e)	The distributor of the fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31,2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2004	2003	2002*	2001	2000

$9.71	$8.81	$9.95	$11.06	$10.36

.17	.24	.26	.37	.37
.82	.89	(1.15)	(.30)	.82

.99	1.13	(.89)	.07	1.19

(.19)	(.23)	(.25)	(.36)	(.37)
—	—	—	(.82)	(.12)

(.19)	(.23)	(.25)	(1.18)	(.49)

$10.51	$9.71	$8.81	$9.95	$11.06

10.18%	13.08%	(9.10)%	1.00%	11.73%

$36,307	$27,364	$20,234	$16,760	$14,514
$32,710	$22,847	$18,414	$15,985	$12,535

1.42%	1.51%	1.62%	1.72%	1.73%
1.17%	1.26%	1.37%	1.47%	1.48%
1.67%	2.66%	2.71%	3.61%	3.46%

160%	269%	338%	334%	244%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	69

Financial Highlights

(unaudited) Cont’d

	Class B
	Six Months Ended 01/31/2005(b)
Per Share Operating Performance:
Net asset value, beginning of period	$10.49

Income (loss) from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.65

Total from investment operations	.68

Less distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	(.17)

Total dividends and distributions	(.25)

Net asset value, end of period	$10.92

Total Return(a)	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$114,976
Average net assets (000)	$113,167
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	2.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	.65	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31,2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

70	Visit our website at www.strategicpartners.com

Year Ended July 31,
2004	2003	2002*	2001	2000

$9.69	$8.79	$9.93	$11.05	$10.35

.10	.18	.19	.29	.29
.81	.88	(1.15)	(.29)	.82

.91	1.06	(.96)	—	1.11

(.11)	(.16)	(.18)	(.30)	(.29)
—	—	—	(.82)	(.12)

(.11)	(.16)	(.18)	(1.12)	(.41)

$10.49	$9.69	$8.79	$9.93	$11.05

9.40%	12.27%	(9.81)%	.34%	10.89%

$110,140	$90,029	$68,841	$62,177	$43,838
$104,309	$78,562	$67,736	$52,433	$36,574

2.17%	2.26%	2.37%	2.47%	2.48%
1.17%	1.26%	1.37%	1.47%	1.48%
.93%	1.93%	1.97%	2.84%	2.70%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	71

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended 01/31/2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.49

Income (loss) from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.65

Total from investment operations	.68

Less distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	(.17)

Total dividends and distributions	(.25)

Net asset value, end of period	$10.92

Total Return(a)	6.48%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,783
Average net assets (000)	$44,297
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	2.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	.65	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31,2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

72	Visit our website at www.strategicpartners.com

Class C
Year Ended July 31,
2004	2003	2002*	2001	2000

$9.69	$8.79	$9.93	$11.05	$10.35

.10	.17	.19	.29	.28
.81	.89	(1.15)	(.29)	.83

.91	1.06	(.96)	—	1.11

(.11)	(.16)	(.18)	(.30)	(.29)
—	—	—	(.82)	(.12)

(.11)	(.16)	(.18)	(1.12)	(.41)

$10.49	$9.69	$8.79	$9.93	$11.05

9.40%	12.27%	(9.81)%	.34%	10.89%

$43,375	$37,429	$25,419	$14,626	$11,301
$41,938	$31,449	$18,350	$12,763	$12,954

2.17%	2.26%	2.37%	2.47%	2.48%
1.17%	1.26%	1.37%	1.47%	1.48%
.94%	1.91%	1.97%	2.84%	2.63%

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	73

Financial Highlights

Unaudited Cont’d

	Class M
	October 4, 2004 through January 31, 2005(a)(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.81

Income (loss) from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.34

Total from investment operations	.37

Less Distributions
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	(.17)

Total dividends and distributions	(.26)

Net asset value, end of period	$10.92

Total Return(b)	3.20%
Ratios/Supplemental Data:
Net assets, end of period (000)	$992
Average net assets (000)	$591
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees(e)	2.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	.89	%(c)

(a)	Commencement of offering of new share class.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculated based upon weighted average shares outstanding during the period.
(e)	The distributor of the fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.

See Notes to Financial Statements.

74	Visit our website at www.strategicpartners.com

Class R		Class X
October 4, 2004 through January 31, 2005(a)(d)		October 4, 2004 through January 31, 2005(a)(d)

$10.84		$10.81

.05		.01
.33		.35

.38		.36

(.11)		(.09)
(.17)		(.17)

(.28)		(.26)

$10.94		$10.91

3.29%		3.11%

$3		$1,264
$3		$43

1.62	%(c)	2.12	%(c)
1.12	%(c)	1.12	%(c)
1.46	%(c)	1.11	%(c)

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	75

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended 01/31/2005(b)
Per Share Operating Performance:(d)
Net asset value, beginning of period	$10.52

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	.65

Total from investment operations	0.74

Less distributions
Dividends from net investment income	(.14)
Distributions from net realized gains on investments	(.17)

Total dividends and distributions	(.31)

Net asset value, end of period	$10.95

Total Return(a)	7.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,186
Average net assets (000)	$5,263
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	1.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	1.66	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	Not annualized.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31,2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

76	Visit our website at www.strategicpartners.com

Class Z
Year Ended July 31,
2004	2003	2002*	2001	2000

$9.72	$8.81	$9.95	$11.05	$10.37

.20	.26	.28	.38	.35
.81	.90	(1.14)	(.28)	.85

1.01	1.16	(.86)	.10	1.20

(.21)	(.25)	(.28)	(.38)	(.40)
—	—	—	(.82)	(.12)

(.21)	(.25)	(.28)	(1.20)	(.52)

$10.52	$9.72	$8.81	$9.95	$11.05

10.44%	13.45%	(8.87)%	1.30%	11.84%

$5,267	$3,714	$2,250	$1,432	$471
$4,712	$3,139	$1,773	$949	$12,354

1.17%	1.26%	1.37%	1.47%	1.48%
1.17%	1.26%	1.37%	1.47%	1.48%
1.93%	2.90%	2.96%	3.78%	3.30%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	77

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS* (as of January 31, 2005)	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

*Investment Advisers are subject to change by the Manager.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Conservative Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	CNGWM	CNGWR	CNGWX	PDCZX
CUSIP	86276X103	86276X202	86276X301	86276X848	86276X822	86276X830	86276X400

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Conservative Growth Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Conservative Growth Fund P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Conservative Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	CNGWM	CNGWR	CNGWX	PDCZX
CUSIP	86276X103	86276X202	86276X301	86276X848	86276X822	86276X830	86276X400

MFSP504E2    IFS-A102102    Ed. 03/2005

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Moderate Growth Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 15, 2005

We hope that you find the semiannual report for the Strategic Partners Moderate Growth Fund informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Moderate Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	9.27%	7.24%	19.37%	40.28%
Class B	8.92	6.49	15.00	33.74
Class C	8.92	6.49	15.00	33.74
Class M	N/A	N/A	N/A	4.67
Class R	N/A	N/A	N/A	4.87
Class X	N/A	N/A	N/A	4.67
Class Z	9.48	7.58	20.85	42.45
S&P 500 Index[3]	8.15	6.22	–8.55	***
Customized Blend[4]	9.00	7.74	17.35	****
Lipper Multi-Cap Core Funds Avg.[5]	9.43	6.08	6.54	*****

Average Annual Total Returns[1] as of 12/31/04
	One Year	Five Years	Since Inception[2]
Class A	5.09%	2.08%	5.03%
Class B	5.34	2.29	5.18
Class C	9.34	2.47	5.18
Class M	N/A	N/A	N/A
Class R	N/A	N/A	N/A
Class X	N/A	N/A	N/A
Class Z	11.46	3.51	6.25
S&P 500 Index[3]	10.87	–2.30	2.17
Customized Blend[4]	11.72	2.97	5.26
Lipper Multi-Cap Core Funds Avg.[5]	11.05	0.38	4.77

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately ten years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/18/98; Class M, Class R, and Class X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Customized Benchmark for Strategic Partners Moderate Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (20%), the S&P Barra Growth Index (20%), the Russell 2000 Value Index (7.5%), the Russell 2000 Growth Index (7.5%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (10%), the Lehman Brothers U.S. Aggregate Bond Index (20%), and the Lehman Brothers U.S. Corporate High Yield Index (15%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 11.18% for Classes A, B, C, and Z. S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 6.57% for Classes M, R, and X.

****Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 34.28% for Classes A, B, C, and Z. Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 6.35% for Classes M, R, and X.

*****Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 34.87% for Classes A, B, C, and Z. Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 7.37% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	3

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Moderate Growth Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Please note that on or about March 31, 2005, the Fund intends to change its name to Strategic Partners Moderate Allocation Fund and to change subadvisers for certain portions of the Fund’s portfolio.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid and in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or government agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor’s prospects of repaying the loan. High yield bonds are also known as “junk” bonds. They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

4	Visit our website at www.strategicpartners.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2005, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners Moderate Growth Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The S&P Barra Value Index contains those securities in the S&P 500 Index with lower book-to-price ratios.

The S&P Barra Growth Index contains those securities in the S&P 500 Index with higher book-to- price ratios.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (junk) bonds have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2004, at the beginning of the period, and held through the six-month period ended January 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

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be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Classes M, R and X have been in existence for less than six months, therefore no expenses are presented for these classes. Classes M, R and X commenced October 4, 2004.

Strategic Partners Moderate Growth Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,093	1.30%	$6.86
	Hypothetical	$1,000	$1,019	1.30%	$6.62

Class B	Actual	$1,000	$1,089	2.05%	$10.79
	Hypothetical	$1,000	$1,015	2.05%	$10.41

Class C	Actual	$1,000	$1,089	2.05%	$10.79
	Hypothetical	$1,000	$1,015	2.05%	$10.41

Class Z	Actual	$1,000	$1,095	1.05%	$5.54
	Hypothetical	$1,000	$1,020	1.05%	$5.35

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2005 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 84.9%
COMMON STOCKS 62.6%

Aerospace/Defense 0.7%
6,350	Applied Signal Technology, Inc.	$187,135
6,740	Cobham PLC	169,836
7,320	DRS Technologies, Inc.(a)	297,192
600	Empresa Brasileira de Aeronautica, SA	19,110
4,270	Engineered Support Systems, Inc.	247,703
15,000	Lockheed Martin Corp.	867,149
7,850	Moog, Inc. (Class A shares)(a)	341,397
15,300	Northrop Grumman Corp.	793,764

		2,923,286

Air Freight & Logistics 0.3%
15,300	United Parcel Service, Inc. (Class B Shares)	1,142,604

Automobiles 0.6%
98,100	Nissan Motor Co., Ltd. (Japan)	1,038,321
24,000	Volkswagen AG (Germany)	1,152,859
6,100	Winnebago Industries, Inc.	210,389

		2,401,569

Automobiles & Parts
15,190	IMPCO Technologies, Inc.(a)	88,558

Beverages 0.6%
61,600	Cadbury Schweppes PLC (United Kingdom)	552,454
88,500	Diageo PLC (United Kingdom)	1,207,664
15,238	Heineken NV (Netherlands)	521,615

		2,281,733

Biotechnology 1.1%
23,200	Amgen, Inc.(a)	1,443,968
33,200	Genentech, Inc.(a)	1,583,972
23,600	Gilead Sciences, Inc.(a)	781,160
23,400	Medimmune, Inc.(a)	553,527

		4,362,627

Building & Construction 0.4%
3,500	CRH PLC, ADR (Ireland) (London Exchange)	92,435
20,129	CRH PLC, ADR (Ireland) (Dublin Exchange)	533,442
18,600	Hovnanian Enterprises, Inc. (Class A shares)(a)	971,664

		1,597,541

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	9

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Building Products 0.1%
9,500	Watsco, Inc.	$328,795

Cable
401	NTL, Inc.(a)	27,280
6,138	UnitedGlobalCom, Inc.(a)	59,968

		87,248

Capital Goods
285	GenTek, Inc.(a)	12,754

Capital Markets 2.2%
37,700	Bank of New York Co., Inc. (The)	1,120,067
55,700	Charles Schwab Corp. (The)	626,068
10,800	Goldman Sachs Group, Inc. (The)	1,164,780
18,500	Lehman Brothers Holdings, Inc.	1,687,015
22,500	Mellon Financial Corp.	660,375
43,000	Merrill Lynch & Co., Inc.	2,583,010
77,000	Nomura Holdings, Inc. (Japan)	1,012,972

		8,854,287

Chemicals 1.0%
19,700	E.I. Du Pont de Nemours & Co.	936,932
64,900	Mosaic Co. (The)(a)	1,070,850
4,000	Scotts Co. (Class A shares)(a)	271,840
21,000	Shin-Etsu Chemical Co., Ltd. (Japan)	832,246
11,000	Takeda Chemical Industries Ltd. (Japan)	523,126
3,300	Valspar Corp.	161,700

		3,796,694

Commercial Banks 3.2%
37,102	Bank of America Corp.	1,720,420
23,500	Bank of Ireland (Ireland) (Dublin Exchange)	370,664
21,300	Bank of Ireland (Ireland) (London Exchange)	338,740
9,500	Bank United Financial Corp. (Class A shares)(a)	277,210
119,100	Barclays PLC (United Kingdom)	1,307,372
13,000	Comerzbank AG (Germany)	276,222
36,009	Credit Agricole SA (France)	1,072,568
33,930	Credit Suisse Group, Inc. (Switzerland)(a)	1,366,050
36,000	DNB NOR ASA (Norway)	330,067
3,400	Hibernia Corp. (Class A shares)	89,488
102,510	HSBC Holdings PLC (United Kingdom)	1,698,527

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

12,290	Nara Bancorp, Inc.	$245,186
8,300	Oriental Financial Group	234,060
84,400	Overseas-Chinese Banking Corp., Ltd. (Singapore)	706,514
7,660	PrivateBanCorp., Inc.	250,482
48,700	Royal Bank of Scotland PLC (The) (United Kingdom)	1,617,531
5,080	Signature Bank(a)	154,584
8,390	Southwest Bancorporation of Texas, Inc.	165,870
81,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	550,413

		12,771,968

Commercial Services & Supplies 1.6%
14,900	Administaff, Inc.(a)	217,391
21,800	Allied Waste Industries, Inc.(a)	181,158
47,400	Cendant Corp.	1,116,271
6,900	Global Payments, Inc.	395,301
6,400	Kelly Services, Inc. (Class A shares)	186,240
5,940	Laureate Education, Inc.(a)	263,498
4,500	Mcgrath Rentcorp.	193,320
9,300	Navigant Consulting, Inc.(a)	222,549
44,400	PHH Corp.(a)	976,800
198,900	Rentokil Initial PLC (United Kingdom)	570,220
9,100	Republic Services, Inc.	300,027
7,000	School Specialty, Inc.(a)	272,230
19,670	Scientific Games Corp. (Class A shares)(a)	505,912
37,700	Waste Management, Inc.	1,093,300

		6,494,217

Communication Equipment 1.3%
45,600	Avaya, Inc.(a)	654,360
77,300	Cisco Systems, Inc.(a)	1,394,492
219,900	Nortel Networks Corp. (Canada)(a)	714,675
41,500	Qualcomm, Inc.	1,545,460
8,300	Research In Motion Ltd.(a)	591,707

		4,900,694

Computer & Peripherals 1.9%
26,000	Apple Computer, Inc.(a)	1,999,400
38,700	Dell, Inc.(a)	1,616,112
113,000	Fujitsu Ltd.	657,542
8,900	IBM Corp.	831,438
4,400	Lexmark International, Inc. (Class A Shares)(a)	366,740
8,800	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	176,968
8,500	Mercury Computer Systems, Inc.(a)	263,245

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	11

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

13,280	Merge Technologies, Inc.(a)	$246,344
10,980	Optimal Group, Inc.(a)	146,803
9,260	Radisys Corp.(a)	161,587
37,400	Seagate Technology	632,808
34,160	Synplicity, Inc.(a)	232,288

		7,331,275

Consumer Finance 0.7%
40,000	American Express Co.	2,134,000
29,400	MBNA Corp.	781,452

		2,915,452

Distributors 0.1%
11,390	Beacon Roofing Supply, Inc.(a)	227,800

Diversified Financial Services 2.7%
8,500	Accredited Home Lenders Holding Co.(a)	412,930
7,260	Acom Co. Ltd. (Japan)	510,877
4,650	Aiful Corp. (Japan)	528,578
22,900	AmeriCredit Corp.(a)	562,195
6,500	Astoria Financial Corp.	244,660
53,000	Citigroup, Inc.	2,599,650
18,600	Eaton Vance Corp.	465,558
76,100	J.P. Morgan Chase & Co.	2,840,813
13,400	Jefferies Group, Inc.	522,600
33,400	Principal Financial Group, Inc.	1,355,372
12,600	Raymond James Financial, Inc.	392,742
1,600	Student Loan Corp. (The)	289,056

		10,725,031

Diversified Telecommunication Services 0.8%
14,800	Alltel Corp.	814,592
9,460	SafeNet, Inc.(a)	321,072
52,500	SBC Communications, Inc.	1,247,400
19,800	Verizon Communications, Inc.	704,682

		3,087,746

Electric Utilities 1.6%
14,800	E.ON AG (Germany)	1,325,783
7,200	E.ON AG Sponsored ADR (Germany)	643,608
62,600	Enel SpA (Italy)	588,352
22,400	Exelon Corp.	991,200
11,750	PNM Resources, Inc.	296,453

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

118,200	Terna SpA (Italy)(a)	$326,264
30,700	TXU Corp.	2,124,439

		6,296,099

Electrical Equipment 0.1%
47,520	Kesa Electricals PLC (United Kingdom)	286,360
36,270	SRS Labs, Inc.(a)	188,241

		474,601

Electronic Equipment & Instruments 1.7%
72,200	Agilent Technologies, Inc.(a)	1,596,342
23,000	Artesyn Technologies, Inc.(a)	234,140
9,080	BEI Technologies, Inc.	255,965
3,405	Ceradyne, Inc.(a)	114,851
22,000	CheckPoint Systems, Inc.(a)	342,320
13,700	FANUC Ltd. (Japan)	925,649
6,700	Faro Technologies, Inc.(a)	193,228
13,900	FLIR Systems, Inc.(a)	847,205
7,970	Marlin Business Services, Inc.(a)	145,054
16,700	Murata Manufacturing Co. Ltd. (Japan)	873,298
7,700	NEC Electronics Corp. (Japan)	390,005
26,560	O2Micro International, Ltd. (Cayman Islands)	235,587
28,400	Sanmina-SCI Corp.(a)	175,512
7,400	Schneider Electric SA (France)	565,271

		6,894,427

Energy Equipment & Services 1.7%
4,940	Cal Dive International, Inc.(a)	215,878
11,800	ENSCO International, Inc.	403,914
43,000	GlobalSantaFe Corp.	1,520,480
26,900	Halliburton Co.	1,106,397
6,110	Maverick Tube Corp.(a)	208,107
15,570	Patterson-UTI Energy, Inc.	302,837
39,200	Schlumberger, Ltd.	2,667,167
15,960	Superior Energy Services, Inc.(a)	254,083

		6,678,863

Food & Drug Retailing 0.1%
11,300	Carrefour SA (France)	582,576

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	13

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food & Staples Retailing 1.1%
14,200	Costco Wholesale Corp.	$671,234
124,800	Kroger Co. (The)(a)	2,134,080
17,000	Whole Foods Market, Inc.	1,520,140

		4,325,454

Food Products 0.9%
45,300	Cadbury Schweppes PLC, ADR	1,644,391
3,100	Nestle SA	813,799
121,600	Unilever PLC (United Kingdom)	1,155,922

		3,614,112

Gas Utilities 0.1%
11,000	Oneok, Inc.	304,700

Health Care Equipment & Supplies 0.7%
9,400	Alcon, Inc.	744,480
10,510	Closure Medical Corp.(a)	208,518
10,300	Cooper Companies, Inc. (The)	790,010
2,570	Intuitive Surgical, Inc.(a)	102,543
27,450	Kforce, Inc.(a)	303,872
44,850	Orthovita, Inc.(a)	171,776
7,370	PolyMedica Corp.	275,859
42,000	Spectranetics Corp.(a)	260,400
1,900	St. Jude Medical, Inc.(a)	74,632

		2,932,090

Health Care Providers & Services 3.0%
14,700	Abaxis, Inc.(a)	199,332
12,300	Accredo Health, Inc.(a)	366,294
4,230	Advanced Neuromodulation Systems, Inc.(a)	167,127
10,605	America Service Group, Inc.(a)	290,895
14,600	American Healthways, Inc.(a)	455,228
5,900	Amerigroup Corp.(a)	242,549
21,300	Caremark RX, Inc.(a)	832,830
5,000	Chemed Corp.	358,100
16,200	CIGNA Corp.	1,300,050
12,600	Covance, Inc.(a)	535,500
35,850	Encore Medical Corp.(a)	202,194
20,100	Express Scripts, Inc.(a)	1,491,219
7,500	Kindred Healthcare, Inc.(a)	205,425
10,160	LabOne, Inc.(a)	340,868

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

4,650	Laserscope, Inc.(a)	$137,407
10,300	Lifeline Systems, Inc.(a)	281,087
16,474	Medco Health Solutions, Inc.(a)	701,298
14,300	Pharmaceutical Product Development, Inc.(a)	592,735
11,200	Providence Service Corp.(a)	227,360
15,200	Serologicals Corp.(a)	359,328
14,200	UnitedHealth Group, Inc.	1,262,380
9,900	WellPoint Health Networks, Inc.(a)	1,202,850

		11,752,056

Hotels, Restaurants & Leisure 0.9%
9,100	Brinker International, Inc.(a)	342,251
7,400	CEC Entertainment, Inc.(a)	289,636
19,230	K2, Inc.(a)	270,374
26,000	McDonald’s Corp.	842,140
6,500	Mikohn Gaming Corp(a)	65,000
8,600	RARE Hospitality International, Inc.(a)	270,900
9,450	Sonic Corp.(a)	300,888
23,800	Starbucks Corp.(a)	1,285,200

		3,666,389

Household Durables 1.0%
15,700	Harman International Industries, Inc.	1,909,905
36,956	Koninklijke Philips Electronics N.V.(Denmark)	966,370
9,400	Meritage Corp.(a)	607,710
8,100	Standard-Pacific Corp.	538,893

		4,022,878

Household Products 0.5%
15,900	Kimberly-Clark Corp.	1,041,609
18,600	Procter & Gamble Co. (The)	990,078

		2,031,687

Industrial Conglomerates 2.1%
121,800	General Electric Co.	4,400,634
10,900	Phelps Dodge Corp.	1,049,670
15,100	Siemens AG (Germany)	1,200,700
44,900	Tyco International, Ltd. (Bermuda)	1,622,686

		8,273,690

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	15

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Insurance 2.8%
13,650	Affirmative Insurance Holdings, Inc.	$219,492
15,512	American International Group, Inc.	1,028,290
7,100	Commerce Group, Inc.	463,701
8,100	Delphi Financial Group (Class A shares)	364,014
31,500	Genworth Financial, Inc. (Class A Shares)	835,695
8,850	Infinity Property & Casualty Corp.	289,838
18,600	Loews Corp.	1,264,800
13,300	MBIA, Inc.	794,542
8,800	Philadelphia Consolidated Holding Corp.(a)	590,216
3,800	Protective Life Corp.	156,408
103,716	Prudential PLC (United Kingdom)	899,846
32,993	St. Paul Travelers Companies, Inc. (The)	1,238,557
14,200	Swiss Reinsurance Co. (Switzerland)	971,359
25,650	Tower Group, Inc.	301,131
21,800	XL Capital, Ltd. (Cayman Islands) (Class A Shares)	1,630,204

		11,048,093

Internet 0.2%
10,210	Ask Jeeves, Inc.(a)	289,556
13,830	RADVision Ltd.(a)	203,301
16,430	ValueClick, Inc.(a)	217,369

		710,226

Internet & Catalog Retail 0.6%
28,100	eBay, Inc.(a)	2,290,150

Internet Software & Services 1.6%
34,170	Digitas, Inc.(a)	356,735
4,850	Equinix, Inc.(a)	203,409
11,300	Google, Inc (Class A Shares)(a)	2,210,619
5,740	InfoSpace, Inc.(a)	270,985
10,540	j2 Global Communications, Inc.(a)	342,339
25,150	Keynote Systems, Inc.(a)	313,621
6,820	RADWARE Ltd. (Israel)(a)	166,340
64,800	Yahoo!, Inc.(a)	2,281,608

		6,145,656

IT Services 0.3%
38,300	Accenture Ltd.(a)	997,715

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Machinery 0.3%
12,100	Deere & Co.	$840,103
11,700	Snap-On, Inc.	387,387

		1,227,490

Media 1.3%
16,760	CNET Networks, Inc.(a)	184,360
6,800	DIRECTV Group, Inc. (The)(a)	102,340
16,540	Image Entertainment, Inc.(a)	94,278
8,300	Lagardere SA (France)	626,447
48,728	News Corp.	828,376
7,800	Scholastic Corp.(a)	267,150
19,900	Sinclair Broadcast Group, Inc. (Class A shares)	163,777
53,900	Sirius Satellite Radio, Inc.(a)	356,818
18,000	Univision Communications, Inc. (Class A shares)(a)	491,580
24,192	Viacom, Inc. (Class B shares)	903,329
28,700	Vivendi Universal SA	907,987
12,700	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	405,257

		5,331,699

Metals & Mining 0.3%
28,600	Inco Ltd.(a)	941,226
2,400	Rio Tinto PLC (United Kingdom)	74,690

		1,015,916

Multi-Utilities & Unregulated Power 0.6%
15,800	Dominion Resources, Inc.	1,096,204
36,800	Sempra Energy	1,369,696

		2,465,900

Multiline Retail 0.7%
9,640	EZCORP, Inc. (Class A shares)(a)	183,931
132,000	Marks & Spencer Group PLC (United Kingdom)	898,764
34,700	Target Corp.	1,761,719

		2,844,414

Office Electronics 0.4%
102,300	Xerox Corp.(a)	1,624,524

Oil & Gas 5.2%
80,900	BP PLC (United Kingdom)	798,021
17,700	Cabot Oil & Gas Corp.	833,316

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	17

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

23,000	Chesapeake Energy Corp.	$404,110
57,900	Eni SpA (Italy)	1,406,864
11,600	Eni SpA, ADR (Italy)	1,417,520
12,700	ExxonMobil Corp.	655,320
44,150	Grey Wolf, Inc.(a)	233,995
15,300	Kerr-McGee Corp.	944,775
30,700	Nexen, Inc. (Canada)	1,275,278
27,300	Occidental Petroleum Corp.	1,593,774
11,290	Oil States International, Inc.(a)	215,075
37,800	Royal Dutch Petroleum Co. (Netherlands)	2,195,164
41,400	Statoil ASA (Norway)	628,828
65,100	Suncor Energy, Inc. (Canada)	2,083,200
17,600	Swift Energy Co.(a)	532,752
225,000	Tokyo Gas Co. Ltd. (Japan)	930,840
12,103	Total SA (France) (Class B shares)	2,595,293
11,885	Total SA, ADR (France)	1,278,232
5,400	Unit Corp.(a)	197,316

		20,219,673

Paper & Forest Products 0.6%
27,500	Georgia-Pacific Corp.	882,750
19,100	International Paper Co.	747,765
47,100	Stora Enso Oyj (Class R shares) (Finland)	678,439

		2,308,954

Personal Products 0.5%
9,700	Chattem, Inc.(a)	349,879
18,900	Estee Lauder Companies, Inc. (The) (Class A shares)	853,146
13,500	Gillette Co. (The)	684,720

		1,887,745

Pharmaceuticals 3.5%
9,640	Alexion Pharmaceuticals, Inc.(a)	238,494
11,700	Allergan, Inc.	888,615
9,820	AtheroGenics, Inc. (Israel)(a)	182,161
5,750	Barr Pharmaceuticals, Inc.(a)	273,413
9,720	Connetics Corp.(a)	237,362
13,850	Cypress Bioscience, Inc.(a)	189,122
40,200	Eli Lilly & Co.	2,180,447
75,800	GlaxoSmithKline PLC (United Kingdom)	1,679,854
11,150	KV Pharmaceutical Co. (Class A Shares)(a)	229,133
26,912	Nabi Biopharmaceuticals(a)	347,434
56,200	Novartis AG ADR (Switzerland)	2,690,855

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

100	Priority Healthcare Corp.(a)	$2,306
16,060	QLT, Inc. (Canada)(a)	259,690
7,720	Rigel Pharmaceuticals, Inc.(a)	148,147
23,100	Roche Holding AG, ADR (Switzerland)	1,230,315
13,900	Salix Pharmaceuticals Ltd.(a)	209,195
15,191	Sanofi-Synthelabo SA (France)	1,133,677
16,800	Schering AG (Germany)	1,134,620
7,050	Vaxgen, Inc.(a)	104,904
15,000	Wyeth	594,450

		13,954,194

Real Estate Investment Trust 0.4%
7,200	Entertainment Properties Trust	303,192
71,000	Mitsubishi Estate Co. Ltd. (Japan)	898,352
9,180	Saxon Capital, Inc.	198,747
5,200	SL Green Realty Corp.	276,796

		1,677,087

Retail 0.3%
20,550	Charlotte Russe Holdings, Inc.(a)	220,296
28,470	Cosi, Inc.(a)	170,820
7,330	Oxford Industries, Inc.	272,529
16,800	Phillips-Van Heusen Corp.	457,128
4,800	Stein Mart, Inc.(a)	94,704

		1,215,477

Semiconductor & Semiconductor Equipment 0.7%
36,400	Marvell Technology Group Ltd.(a)	1,217,580
21,600	Maxim Integrated Products, Inc.	842,616
11,580	Microsemi Corp.(a)	178,679
17,280	Sirf Technology Holdings Inc.(a)	182,304
10,970	Ultratech, Inc.(a)	162,466

		2,583,645

Software 2.2%
12,400	Adobe Systems, Inc.	705,560
30,200	Electronic Arts, Inc.(a)	1,943,068
22,620	Embarcadero Technologies, Inc.(a)	177,341
17,400	Epicor Software Corp.(a)	234,726
15,630	Infocrossing, Inc.(a)	281,184
18,600	Mercury Interactive Corp.(a)	814,122
94,600	Microsoft Corp.	2,486,087
10,500	NAVTEQ Corp.(a)	402,045

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	19

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

31,300	SAP AG, ADR (Germany)	$1,211,936
13,130	Smith Micro Software Inc.(a)	98,081
11,450	Sonic Solutions, Inc.(a)	203,925
9,310	THQ, Inc.(a)	207,148

		8,765,223

Speciality Retail 1.9%
6,835	Aaron Rents, Inc., (Class B shares)	145,175
26,180	Ashworth, Inc.(a)	295,049
31,800	Bed, Bath & Beyond, Inc.(a)	1,281,222
28,100	Chico’s FAS, Inc.(a)	1,480,308
18,500	Compagnie Financiere Richemont AG (Switzerland)	579,049
6,560	Cost Plus, Inc.(a)	172,069
15,600	CSK Auto Corp.(a)	246,012
5,880	Guitar Center, Inc.(a)	336,630
11,177	Jos. A. Bank Clothiers, Inc.(a)	320,780
15,600	Lowe’s Companies, Inc.	889,044
58,600	Toys “R” Us, Inc.(a)	1,256,970
14,600	Williams-Sonoma, Inc. (The)(a)	505,160

		7,507,468

Telecommunications
47,555	Netia SA (Poland)(a)	65,691

Textiles, Apparel and Luxury Goods 0.2%
13,300	Coach, Inc.(a)	746,130

Thrifts & Mortgage Finance 0.2%
15,100	Freddie Mac	985,879

Tobacco 0.7%
31,500	Altria Group, Inc.	2,010,645
29,180	Imperial Tobacco Group PLC (United Kingdom)	766,106

		2,776,751

Transportation 0.3%
93	East Japan Railway Co. (Japan)	502,508
4,110	Forward Air Corp.(a)	175,148
5,600	Old Dominion Freight Line, Inc.(a)	197,960
17,160	Vitran Corporation, Inc. (Class A shares) (Canada)(a)	254,998

		1,130,614

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares		Description	Value (Note 1)

Wireless Telecommunication Services 2.0%
56,100		American Tower Corp., (Class A shares)(a)	$1,016,532
71,500		Deutsche Telekom AG (Germany)	1,546,251
19,040		Harmonic Inc.(a)	217,056
81,100		Nextel Communications, Inc. (Class A Shares)(a)	2,326,759
118,500		Nokia Oyj (Finland)	1,815,031
370		NTT DoCoMo, Inc. (Japan)	643,758
19,680		Symmetricom Inc.(a)	191,486
29,200		Vodafone Group PLC (United Kingdom)	75,452

			7,832,325

		Total common stocks (cost $201,452,025)	247,540,140

Preferred Stock 0.2%

Automobiles 0.2%
830		Porsche AG (Germany)	540,973

Media & Entertainment
6		Paxson Communications Corp.,(a)	47,194
500		Primedia, Inc.	50,000

			97,194

Telecommunications
687		McLeodUSA, Inc., Ser. A,(a)	1,855

		Total preferred stocks (cost $712,805)	640,022

Moody’s Rating	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.6%
Aaa	$470	ACE Securities Corp., Ser. 2004, Class 2A, 2.53%, 4/25/34(f), F.R.N.	470,024
Aaa	900	American Express Credit Account Master Trust, Ser. 2005-5, 2.62%, 4/15/08(f), F.R.N.	900,745
Aaa	252	Ameriquest Mortgage Securities, Inc., 2.62%, 4/25/34(f), F.R.N.	251,537

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	21

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$271	Brazos Student Finance Corp., Student Loan Assoc., Notes, 2.80%, 6/1/23(f), F.R.N.	$274,083
NR	308	Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1, 2.09%, 11/18/05(f) F.R.N.	307,931

		Total asset-backed securities (cost 2,200,743)	2,204,320

COLLATERALIZED MORTGAGE SECURITIES 0.5%
NR	330	BankTrust Mortgage Trust, Ser. 1, Class G, 5.70%, 12/1/23	272,134
Aaa	1,693	Washington Mutual, Ser. 2003-R1, Class A1, 2.80%, 12/25/27(f), F.R.N.	1,691,613

		Total collateralized securities (cost $2,018,606)	1,963,747

CORPORATE BONDS 8.6%

Aerospace/Defense 0.1%
B2	85	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.50%, 5/15/11	91,588
Caa3	100	BE Aerospace, Inc., Sr. Sub. Notes, 8.875%, 5/1/11	102,000
Caa1	50	K & F Acquisition, Inc., Sr. Sub Notes, 7.75%, 11/15/14	49,750
Ba3	125	L-3 Communications Corp., 7.63%, 6/15/12	136,250
B1	125	Sequa Corp., Sr. Notes, 8.875%, 4/1/08	134,375
Caa1	40	Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14	43,000

			556,963

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Airlines 0.1%
Caa2	$50	AMR Corp., Debs., 10.00%, 4/15/21	$31,250
Caa2	100	AMR Corp., M.T.N., Ser. B, 10.55%, 3/12/21	59,000
Ba1	77	Continental Airlines, Inc., Pass Through Certificates, Ser. 01-1, 7.373%, 12/15/15	61,397
B3	22	Ser. 1996-C, 9.50%, 10/15/13	16,344
Ba2	39	Ser. 981B, 6.748%, 3/15/17	31,147
Ba2	93	Ser. 991B, 6.795%, 8/2/18	76,571
Ca	110	Delta Air Lines, Inc., Notes, 8.30%, 12/15/29	43,450

			319,159

Automotive 0.2%
Baa3	125	ArvinMeritor, Inc., Notes, 8.75%, 3/1/12	139,844
B3	10	Collins & Aikman Products Co., Sr, Sub. Notes, 12.875%, 8/15/12	8,275
B3	10	Cooper-Standard Automotive, Inc., Notes, 8.375%, 12/15/14	9,500
A3	600	DaimlerChrysler, Series, M.T.N., 2.96%, 5/24/06(f), F.R.N.	602,584
B3	50	Tenneco Automotive, Inc., Sr. Sub Notes, Series 144A 8.625%, 11/15/14	52,000
B1	59	TRW Automotive, Inc., Sr. Notes, 9.375%, 2/15/13	66,375
		Visteon Corp., Notes,
Ba1	20	8.25%, 8/1/10	20,100
Ba1	60	7.00%, 3/10/14	54,900

			953,578

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	23

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Banking 0.1%
Aa2	$400	HSBC Bank USA, Sr. Notes 2.59%, 9/21/07(f), F.R.N.	$400,138
Baa2	150	Kazkommerts International BV, (Netherlands), Gtd. Notes, 7.875%, 4/7/14	148,875

			549,013

Building Materials & Construction 0.1%
Ba1	115	D.R. Horton, Inc., Sr. Notes, 7.875%, 8/15/11	132,169
Ba1	25	K. Hovnanian Enterprises, Inc. 6.25%, 1/15/15	25,344
Ba2	95	KB Home, Sr. Sub. Notes, 8.625%, 12/15/08	107,290
B3	75	THL Buildco, Inc., Sr. Sub Notes, 8.50%, 9/1/14	77,062

			341,865

Cable 0.2%
Ca	50	Callahan Nordrhein Westfalen GmbH (Germany), Sr. Notes 7/15/10(b)	2,000
Ca	445	Charter Communications Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/06), 5/15/11	309,275
		Sr. Notes
Ca	100	8.625%, 4/1/09	80,000
Caa1	125	10.25%, 9/15/10	130,000
Ca	100	10.00%, 5/15/11	79,750
B1	75	CSC Holdings, Inc. 6.75%, 4/15/12	78,750
		Sr. Notes,
B1	50	7.875%, 12/15/07	53,875
B1	75	7.25%, 7/15/08	79,312

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B2	$65	Kabel Deutschland, (Germany) Sr. Notes, 10.625%, 7/1/14	$73,450
Ba2	100	Rogers Cablesystems Ltd., (Canada) Sr. Notes, 10.00%, 3/15/05	100,705

			987,117

Capital Goods 0.5%
B3	100	ALH Finance, LLC, Sr. Sub Notes, 8.50%, 1/15/13	102,000
		Allied Waste North America, Inc., Sr. Notes,
B2	165	8.50%, 12/1/08	172,013
B2	50	7.875%, 4/15/13	49,625
B2	55	Sr. Sec’d. Notes, 6.50%, 11/15/10	52,250
B3	75	Amsted Industry, Inc., Sr. Notes, 10.25%, 10/15/11	84,375
Caa1	100	Blount, Inc., Sr. Sub. Notes, 8.875%, 8/1/12	108,750
Ba3	100	Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	109,250
Caa2	40	Great Lakes Dredge & Dock Corp., 7.75%, 12/15/13	34,800
B3	70	Invensys PLC, Sr. Notes, 9.875%, 3/15/11	75,075
B3	100	Johnson Diversified Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/07) 10.67% 5/15/13	86,750
B2	55	Gtd., Notes, 9.625%, 5/15/12	61,325
Ba2	100	Joy Global, Inc., Gtd. Notes, 8.75%, 3/15/12	112,000
B2	127	Manitowoc Co., Inc., Sr. Sub. Notes, 10.50%, 8/1/12	146,050
B3	125	Rexnord Corp., Sr. Sub. Notes, 10.125%, 12/15/12	140,000
Caa1	85	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625%, 12/15/13	87,550

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	25

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Ba3	$20	SPX Corp., Sr. Notes, 7.50%, 1/1/13	$21,950
Ba3	75	Stena AB (Sweden), Sr. Notes, 7.50%, 11/1/13	76,313
B3	170	Terex Corp., Gtd. Notes, 10.375%, 4/1/11	188,699
Caa1	100	Thermadyne Holdings Corp., Gtd. Notes, 9.25%, 2/1/14	97,000
B1	25	United Rentals North America, Inc., Gtd. Notes, 6.50%, 2/15/12	24,563
B2	50	Sr. Sub. Notes, 7.75%, 11/15/13	48,625

			1,878,963

Chemicals 0.4%
B3	75	Borden U.S. Finance Corp./Nova Scotia Finance ULC, 9.00%, 7/15/14	82,500
B2	75	Equistar Chemicals LP, Gtd., Notes, 10.125%, 9/1/08	85,500
Ba1	200	Hercules, Inc., Debs., 6.60%, 8/1/27	204,000
B2	10	Huntsman Advanced Materials, Sr. Sec’d. Notes, 11.00%, 7/15/10	11,750
B3	75	Huntsman International, LLC, Sr. Sec’d Notes, 9.875%, 3/1/09	81,750
Caa1	15	10.125%, 7/1/09	15,750
B1	225	IMC Global, Inc., Sr. Sec’d Notes, 10.875%, 6/1/08 - 8/1/13	271,437
B1	50	11.25%, 6/1/11	56,500
B2	100	ISP Chemco, Inc., Sr. Sub. Notes, Ser. B, 10.25%, 7/1/11	111,500
B2	50	Koppers, Inc., Gtd. Notes, 9.875%, 10/15/13	56,750
B2	175	Nalco Co., Sr. Notes, 7.75%, 11/15/11	187,688
Caa1	54	OM Group, Inc., Gtd. Notes, 9.25%, 12/15/11	57,510

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B3	$75	Rhodia SA, Sr. Notes, 10.25%, 6/1/10	$85,313
Caa1	95	Sr. Sub. Notes, 8.875%, 6/1/11	97,375
B3	100	Rockwood Specialties Corp., Sr. Sub. Notes, 10.625%, 5/15/11	114,000

			1,519,323

Consumer 0.1%
B2	50	Alderwoods Group, Inc., Sr. Notes, 7.75%, 9/15/12	53,625
NR	75	K2 Corp., Sr. Notes, 7.375%, 7/1/14	80,531
B3	120	KinderCare Learning Center, Inc., Sr. Sub. Notes, 9.50%, 2/15/09	120,300
B3	50	Knowledge Learning Corp., Sr. Sub Notes, 7.75%, 2/1/15	50,250
Ca	90	Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	97,200
Caa1	75	Propex Fabrics, Inc., Sr. Notes, 10.00%, 12/1/12	75,938

			477,844

Electric 0.9%
B2	175	AES Corp., Sr. Notes, 9.375%, 9/15/10	197,968
Ba1	165	AES Eastern Energy, Pass-Thru Certificates., Class A-1, 9.00%, 1/2/17	188,532
B3	30	Allegheny Energy Supply, Bonds, 8.25%, 4/15/12	33,375
B2	90	Aquila, Inc., Sr. Notes, 9.95%, 2/1/11	101,362
B2	25	7.75%, 6/15/11	25,875
B(e)	245	Calpine Corp., Sr. Notes, 8.75%, 7/15/13	186,200
B1	140	CMS Energy Corp., Sr. Notes, 7.50%, 1/15/09	148,225
B1	60	8.50%, 4/15/11	66,975

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	27

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B3	$10	Dynegy Holdings, Inc., Sec’d. Notes, 9.875%, 7/15/10	$10,950
B3	130	10.125%, 7/15/13	144,300
B1	130	Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	137,800
Ba2	150	Empresa Nacional de Electricdad SA (Chile), Sr. Notes, 8.35%, 8/1/13	175,876
Ba2	49	Homer City Funding LLC, Gtd. Notes, 8.137%, 10/1/19	55,370
B1	30	Midwest Generation LLC, Notes, Pass Through Certificates, Series A, 8.30%, 7/2/09	32,400
B1	15	Pass Through Certificates, Series B, 8.56%, 1/2/16	16,800
B1	75	Sec’d. Notes, 8.75%, 5/1/34	83,813
B3	30	Mission Energy Holdings Co., Sr. Sec’d. Notes, 13.50%, 7/15/08	37,425
Ba2	10	Nevada Power Co., Notes, 10.875%, 10/15/09	11,463
Ba2	80	Nevada Power, Ref. Mtge. Bonds, 6.50%, 4/15/12	84,200
NR	GBP 11	NoteCo Ltd., Notes, 6.92%, 6/30/25(f) F.R.N.	21,992
B2	137	NRG Energy, Inc., Sr. Sec’d. Notes, 8.00%, 12/15/13	147,618
B2	115	Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	143,750
Baa2	55	Pacific Gas & Electric Co., First Mortgage Bonds, 3.26%, 4/3/06(f), F.R.N.	55,054
Baa3	200	PP&L Capital Funding, Inc., Sr. Notes, M.T.N., 7.75%, 4/15/05	201,693
Ba1	300	PPL Capital Funding Trust I, Gtd. Notes, 7.29%, 5/18/06	312,357
B1	135	Reliant Resources, Inc., Sr. Sec’d. Notes, 9.50%, 7/15/13	151,200

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B2	$60	Sierra Pacific Resources, Sr. Notes, 8.625%, 3/15/14	$66,675
Ba2	100	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	110,000
B1	175	Texas Genco LLC, Sr. Notes, 6.875%, 12/15/14	181,125
B2	40	TNP Enterprises, Inc., Sr. Sub. Notes, 10.25%, 4/1/10	42,200
Baa2	99	TXU Energy Co., LLC, 3.42%, 1/17/06(f), F.R.N.	99,258

			3,271,831

Energy – Other 0.3%
Ba2	175	Chesapeake Energy Corp., Sr. Notes, 6.375%, 6/15/15	178,500
B2	50	Encore Acquisition, 6.25%, 4/15/14	49,875
Ba3	40	Forest Oil Corp., Sr. Notes, 8.00%, 12/15/11	45,350
B3	75	Hanover Compress Co., Sr. Notes 8.625%, 12/15/10	81,000
B2	50	Hanover Equipment Trust, Sr. Sec’d. Notes, Ser. B, 8.75%, 9/1/11	54,000
B2	50	Houston Exploration Co., Sr. Sub. Notes, 7.00%, 6/15/13	52,500
B2	7	Magnum Hunter Resources Inc., Gtd. Notes, 9.60%, 3/15/12	7,998
Ba3	50	Newfield Exploration, Inc., Sr. Sub. Notes, 8.375%, 8/15/12	55,500
B2	73	Parker Drilling Co., Sr. Notes, 10.125%, 11/15/09	76,760
Baa1	250	Pemex Project Funding Master Trust 9.25%, 3/30/18	312,499
Ba3	110	Premcor Refining Group, Inc., Gtd. Notes, 6.75%, 5/1/14	115,225
B2	50	Sr. Notes, 7.75%, 2/1/12	54,375
Ba3	25	7.50%, 6/15/15	26,875

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	29

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Ba2	$25	Pride International, Inc. Sr. Notes, 7.375%, 7/15/14	$27,500
B2	145	Stone Energy Corp., Sr. Sub. Notes, 8.25%, 12/15/11	155,875
Ba3	75	Vintage Petrolium, Inc., Sr. Notes, 8.25%, 5/1/12	82,500

			1,376,332

Financial Services 0.8%
A3	500	Ford Motor Credit Co., Notes, 7.50%, 3/15/05	502,373
A3	700	Ford Motor Credit, M.T.N, 3.10%, 7/18/05(f), F.R.N.	698,466
Aaa	JPY 36,000	General Electric Capital Corp. 1.40%, 11/2/06	355,219
Baa1	100	General Motors Acceptance Corp., Notes, M.T.N. 5.25%, 5/16/05	100,672
Baa1	200	4.23%, 5/19/05(f) F.R.N.	200,840
Baa1	350	7.50%, 7/15/05	355,820
Baa1	400	3.92%, 10/20/05(f) F.R.N.	401,767
Baa1	500	6.875%, 9/15/11	502,084

			3,117,241

Foods 0.2%
B3	17	Agrilink Foods, Inc., Sr. Sub. Notes, 11.875%, 11/1/08	17,680
Ba3	25	Ahold Finance USA, Inc., Sr. Notes, 8.25%, 7/15/10	28,250
B3	50	Carrols Corp., Sr. Sub Notes, 9.00%, 1/15/13	52,125
B2	175	Del Monte Corp., Sr. Sub Notes, 8.625%, 12/15/12	194,469
B2	100	6.75%, 2/15/15	101,000
Ba1	95	Delhaize America Inc., Gtd. Notes, 8.125%, 4/15/11	110,440
B2	50	Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	54,813
B2	155	8.875%, 3/15/11	166,431

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B3	$45	Pathmark Stores, Gtd. Notes, 8.75%, 2/1/12	$43,031
Ba2	100	Smithfield Foods, Inc., Sr. Notes, 8.00%, 10/15/09	110,375

			878,614

Gaming 0.4%
B1	100	Argosy Gaming, 7.00%, 1/15/14	110,000
Ba3	150	Aztar Corp, Sr. Sub. Notes, 9.00%, 8/15/11	164,625
Ba3	20	7.875%, 6/15/14	22,000
B1	80	Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12	88,200
B2	75	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.00%, 3/1/14	75,938
B2	55	Kerzner International Ltd. 8.875%, 8/15/11	59,950
Ba1	290	MGM Mirage, Inc. 6.00%, 10/1/09	295,799
Ba2	145	Gtd. Notes, 9.75%, 6/1/07	160,950
Ba3	110	Mohegan Tribal Gaming Authority, Sr. Notes, 8.00%, 4/1/12	118,388
Ba2	30	Park Place Entertainment Corp., Sr. Notes, 9.375%, 2/15/07	32,813
Ba2	125	7.875%, 3/15/10	139,375
Ba2	60	8.125%, 5/15/11	68,700
B2	110	Venetian Casino Resort LLC, Second Mortgage., Bonds., 11.00%, 6/15/10	124,300
NR	90	Wynn Las Vegas, LLC, 6.625%, 12/1/14	88,425

			1,549,463

Health Care & Pharmaceutical 0.6%
B3	25	Alliance Imaging, Sr. Sub Notes, 7.25%, 12/15/12	25,250

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	31

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Ba3	$100	Bio-Rad Laboratories, Inc., Sr. Sub Notes, 6.125%, 12/15/14	$101,375
B3	100	Concentra Operating Corp., Gtd. Notes, 9.125%, 6/1/12	111,000
Ba1	25	Coventry Health Care, Inc., Sr. Notes, 5.875%, 1/15/12	25,375
Ba1	50	8.125%, 2/15/12	54,625
Ba2	50	HCA Inc., Notes, 5.50%, 12/1/09	49,795
Ba1	50	HCA, Inc., 8.36%, 4/15/24	54,930
Ba1	75	7.50%, 11/15/95	72,393
Ba1	50	HCA, Inc., Debs, 7.50%, 12/15/23	51,534
Ba1	55	HCA, Inc., Notes, M.T.N., 9.00%, 12/15/14	65,229
Caa2	100	HealthSouth Corp, Notes, 7.625%, 6/1/12	100,250
Caa2	50	Sr. Notes, 6.875%, 6/15/05	50,250
Caa2	100	8.50%, 2/1/08	103,375
B3	70	IASIS Healthcare LLC, Sr. Sub Notes, 8.75%, 6/15/14	75,425
Caa1	55	Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	56,375
B3	178	Magellan Health Services, Sr. Notes, 9.375%, 11/15/08	191,493
Ba1	50	MedcoHealth Solutions, Sr. Notes, 7.25%, 8/15/13	56,512
Caa1	75	Medical Device Manufacturing, Gtd. Notes, 10.00%, 7/15/12	81,000
B3	100	MedQuest, Inc., Sr. Sub. Notes, 11.875%, 8/15/12	117,000
Ba3	50	NeighborCare, Inc., Sr. Sub. Notes, 6.875%, 11/15/13	52,688
B1	25	Omega Healthcare, Investors, Inc., Sr. Notes, 7.00%, 4/1/14	25,250

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B2	$110	Res-Care, Inc., Sr. Notes, 10.625%, 11/15/08	$120,175
B2	75	Select Medical Corp., Sr. Sub. Notes, 9.50%, 6/15/09	79,969
Ba2	80	Senior Housing Properties Trust, Sr. Notes, 8.625%, 1/15/12	91,000
B3	65	Tenet Healthcare Corp., Sr. Notes, 6.375%, 12/1/11	58,338
B3	40	6.50%, 6/1/12	35,600
B3	25	9.25%, 2/1/15	25,000
NR	75	Vanguard Health Holdings Co. II LLC., Sr. Sub. Notes 9.00%, 10/1/14	80,250
Ba3	121	Ventas Realty L.P., Gtd. Notes, 8.75%, 5/1/09	133,855
Ba3	120	9.00%, 5/1/12	139,199
Caa1	125	Warner Chilcott Corp., Sr. Sub. Notes, 8.75%, 2/1/15	128,438

			2,412,948

Household Products 0.1%
A3	500	Clorox Co., Notes, 2.54%, 12/14/07(f), F.R.N.	499,810

Lodging 0.3%
B1	75	FelCor Suites LP, Gtd. Notes, 7.625%, 10/1/07	78,563
Ba3	30	HMH Properties, Inc., Gtd. Notes, Ser. B, 7.875%, 8/1/08	30,788
Ba3	50	Host Marriott L.P., Gtd. Notes, 9.25%, 10/1/07	55,250
Ba3	185	Sr. Notes, 9.50%, 1/15/07	200,262
Ba3	75	7.00%, 8/15/12	78,375
Ba3	45	7.125%, 11/1/13	47,363
B2	25	John Q. Hammons Hotels LP, 8.875%, 5/15/12	28,125
Ba3	125	La Quinta Properties, Inc., Sr. Notes, 8.875%, 3/15/11	137,969

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	33

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Ba2	$125	Royal Caribbean Cruises, Ltd., Sr. Notes, 8.00%, 5/15/10	$141,249
Ba2	25	Debs, 7.50%, 10/15/27	27,563
Ba1	70	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875%, 5/1/12	79,800
Ba1	200	7.375%, 11/15/15	223,999

			1,129,306

Media & Entertainment 0.6%
Caa1	75	Advertising Directory Solutions, Sr. Notes, 9.25%, 11/15/12	79,125
B3	50	AMC Entertainment, Inc., Sr. Sub Notes, 8.00%, 3/1/14	49,563
Caa1	70	American Color Graphics, Inc., Sr. Notes, 10.00%, 6/15/10	59,675
B2	5	American Media Operation, Inc., Sr. Notes, 10.25%, 5/1/09	5,231
B2	75	CanWest Media, Inc. (Canada), Sr. Sub. Notes, 10.625%, 5/15/11	83,531
B2	134	Dex Media East LLC, Sr. Sub. Notes, 12.125%, 11/15/12	160,464
B2	147	Dex Media West LLC., Sr. Sub. Notes, 9.875%, 8/15/13	166,660
B1	110	DirecTV Holdings LLC., Sr. Notes, 8.375%, 3/15/13	123,888
Ba3	20	Echostar DBS Corp., Gtd. Notes, 6.625%, 10/1/14	20,200
Ba3	40	Entercom Radio LLC, Gtd. Notes, 7.625%, 3/1/14	43,000
B2	100	Gray Television, Inc., Gtd. Notes, 9.25%, 12/15/11	111,250
B1	150	Intelsat Bermuda Ltd., Sr. Notes, 8.25%, 1/15/13	155,250
B1	75	Intrawest Corp., Sr. Notes, 7.50%, 10/15/13	78,750
B3	50	LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14	52,375

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B2	$125	Leslie’s Poolmart, Inc., Sr. Notes, 7.75%, 2/1/13	$127,188
B2	75	Marquee, Inc. Sr. Notes, 8.625%, 8/15/12	81,375
B2	100	Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	99,500
Ba3	40	Morris Publishing Group LLC., Gtd. Notes, 7.00%, 8/1/13	40,700
B3	25	New Skies Satellites NV, (Netherlands) Sr. Notes, 7.44%, 11/1/11(f), F.R.N.,	26,063
Caa1	25	Sr. Sub. Notes, 9.125%, 11/1/12	25,750
B2	150	Quebecor Media, Inc. (Canada), Sr. Notes, 11.125%, 7/15/11	168,749
B2	100	R.R. Donnelley Financial Corp., Sr. Sub. Notes, 10.875%, 12/15/12	117,000
B3	25	Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	23,563
B3	75	Universal City Florida Holdings Co., Sr. Notes, 8.375%, 5/1/10	78,000
B2	70	Vail Resorts, Inc., Sr. Sub. Notes, 6.75%, 2/15/14	70,613
B3	135	Vertis, Inc., Gtd. Notes, 10.875%, 6/15/09	145,463
Caa1	10	WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14	9,750

			2,202,676

Metals 0.2%
B3	125	AK Steel Corp., Sr. Notes, 7.875%, 2/15/09	128,125
B3	60	7.75%, 6/15/12	61,650
Ba3	50	Arch Western Finance LLC, Sr. Notes, 6.75%, 7/1/13	51,000
B1	75	Century Aluminum Co., Gtd. Notes, 7.50%, 8/15/14	80,063

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	35

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

BB-(e)	$105	CSN Islands VII Corp., (Cayman Islands), Gtd. Notes, 10.75%, 9/12/08	$119,044
B3	76	Ispat Inland Ulc., Series WI, Sec’d Notes, 9.75%, 4/1/14	93,670
B1	50	Novelis, Inc., Sr. Notes, 7.25%, 2/15/15	51,250
B2	25	Oregon Steel Mills, Inc. 10.00%, 7/15/09	27,750
Ba3	75	Russel Metals, Inc. (Canada), Sr. Notes, 6.375%, 3/1/14	75,000
B2	50	Ryerson Tull, Inc., Sr. Notes, 8.25%, 12/15/11	49,000
B1	125	United States Steel LLC, Sr. Notes, 10.75%, 8/1/08	147,812

			884,364

Packaging 0.2%
B2	85	Anchor Glass Container Corp., Sr. Sec’d Notes, 11.00%, 2/15/13	91,375
B3	125	Berry Plastics, Sr. Sub. Notes, 10.75%, 7/15/12	142,500
B1	100	Crown Euro Holdings SA (France), Sr. Sec’d. Notes, 9.50%, 3/1/11	111,500
Caa1	50	Graham Packaging Co., Inc., Sr. Notes, 8.50%, 10/15/12	51,875
Caa2	50	9.875%, 10/15/14	52,375
B2	175	Greif Brothers Corp., Gtd., Sr. Sub. Notes, 8.875%, 8/1/12	193,375
B2	140	Owens-Brockway Glass Containers, Sr. Sec’d. Notes, 8.75%, 11/15/12	155,750

			798,750

Paper 0.3%
Ba3	150	Abitibi-Consolidated Co., (Canada) Notes, 5.25%, 6/20/08	146,250

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

		Ainsworth Lumber Co. Ltd., Sr. Notes, (Canada)
B2	$25	7.25%, 10/1/12	$25,000
B2	25	6.75%, 3/15/14	24,219
Ba3	75	Bowater Canada Finance, Gtd. Notes, 7.95%, 11/15/11	80,352
Caa1	50	Caraustar Industries, Inc., Gtd. Notes, 9.875%, 4/1/11	54,875
Ba1	70	Cascades, Inc., Sr. Notes, 7.25%, 2/15/13	73,150
B2	100	Cellu Tissue Holdings, Inc., Sec’d. Notes, 9.75%, 3/15/10	105,250
		Georgia-Pacific Corp., Sr. Notes,
Ba3	100	7.50%, 5/15/06	104,125
Ba3	45	8.125%, 5/15/11	51,750
Ba3	80	8.875%, 5/15/31	102,000
B2	100	Millar Western Forest, Inc., Sr. Notes, 7.75%, 11/15/13	104,500
B2	25	Smurfit-Stone Container, Sr. Notes 8.375%, 7/1/12	26,500
		Tembec Industries, Inc., Gtd. Notes,
Ba3	25	8.625%, 6/30/09	24,844
Ba3	90	7.75%, 3/15/12	85,500

			1,008,315

Pipelines & Other 0.4%
B2	75	AmeriGas Partners, L.P., Sr. Notes, 8.875%, 5/20/11	81,000
		El Paso Corp., Sr. Notes,
Caa1	55	7.00%, 5/15/11	55,275
Caa1	250	7.80%, 8/1/31 M.T.N.	242,500
B3	275	EL Paso Production Holding Co., Gtd. Notes, 7.75%, 6/1/13	286,000
Baa3	50	Enterprise Products Operating LP, Sr. Notes, 5.60%, 10/15/14	51,235
B2	50	Ferrellgas Partners L.P., Sr. Notes, 8.75%, 6/15/12	53,500
B1	50	Inergy LP, Sr. Notes, 6.875%, 12/15/14	49,750

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	37

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

B1	$25	MarkWest Energy Partners L.P., Sr. Notes, 6.875%, 11/1/14	$25,125
Ba2	75	Pacific Energy Partners L.P., Sr. Notes, 7.125%, 6/15/14	79,125
B1	50	Southern Natural Gas Inc., Notes, 8.875%, 3/15/10	55,625
		Tennessee Gas Pipeline Co., Debs.,
B1	105	7.00%, 3/15/27	109,632
B1	55	7.00%, 10/15/28	50,500
B1	155	7.625%, 4/1/37	164,300
B3	55	TransMontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	59,125
		Williams Companies., Inc., Sr. Notes,
B3	175	7.125%, 9/1/11	190,313
B3	95	8.13%, 3/15/12	109,250

			1,662,255

Retailers 0.3%
B3	50	Asbury Automotive Group, Inc., Sr. Sub. Notes, 8.00%, 3/15/14	50,125
Ba2	25	AutoNation, Inc., Sr. Notes, 9.00%, 8/1/08	28,125
B1	100	Group 1 Automotive, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	105,000
Ba2	25	J.C. Penney Co., Inc., Debs., 7.65%, 8/15/16	28,563
Ba2	260	7.40%, 4/1/37	284,699
Ba2	25	Notes, 6.875%, 10/15/15	27,125
B3	90	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	89,775
B3	170	Lazydays RV Center, Inc., Sr. Notes, 11.75%, 5/15/12	187,850
B3	50	Pantry, Inc., (Canada) Sr. Sub. Notes, 7.75%, 2/15/14	52,500
Ba3	125	Saks, Inc., Notes, 7.375%, 2/15/19	124,688
Ba2	50	Toys R US, Inc., 7.875%, 4/15/13	51,375

			1,029,825

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Technology 0.3%
B2	$140	Fairchild Semiconductor International, Inc., Gtd. Notes, 10.50%, 2/1/09	$147,349
Ba2	50	Flextronics Internationall, Ltd., Sr. Sub Notes, 6.25%, 11/15/14	49,000
Ba2	50	Freescale Semiconductor, Inc. Sr. Notes, 6.875%, 7/15/11	53,125
B3	75	Iron Mountain, Inc., Sr. Sub. Notes, 8.625%, 4/1/13	79,313
B3	25	Nortel Networks, Corp., Notes, 6.125%, 2/15/06	25,344
Ba2	115	Sanmina-SCI Corp., Sr. Sec’d Notes, 10.375%, 1/15/10	130,525
Ba2	125	Seagate Technology HDD Holdings, Gtd. Notes, 8.00%, 5/15/09	134,375
Ba2	100	Stats Chippac, Ltd., Sr. Notes, 6.75%, 11/15/11	97,500
B3	100	UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12	111,500
Ba1	100	Unisys Corp., Sr. Notes, 8.125%, 6/1/06	104,500
Ba2	125	Xerox Corp., Sr. Notes, 7.625%, 6/15/13	134,688

			1,067,219

Telecommunications 0.9%
Caa1	100	Alamosa Delaware, Inc., Gtd. Notes, 11.00%, 7/31/10	116,500
Caa1	125	Sr. Notes, 8.50%, 1/31/12	133,125
Ba1	181	AT&T Corp., Sr. Notes, 9.05%, 11/15/11	209,959
Caa1	125	Centennial Communications Corp., Sr. Notes, 8.125%, 2/1/14	132,188
B3	50	Cinncinati Bell, Inc., Sr. Notes, 8.375%, 1/15/14	50,750

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	39

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Ba3	$55	Citizens Communications Co., Notes, 9.25%, 5/15/11	$64,213
Ba3	85	Sr. Notes, 6.25%, 1/15/13	84,788
B3	100	Crown Castle International Corp., Sr. Notes, 9.375%, 8/1/11	111,000
B3	50	7.50%, 12/1/13	53,063
		Series B
B3	25	7.50%, 12/1/13	26,531
B2	25	Dobson Cellular Systems, 7.50%, 11/1/11(f), F.R.N.	26,313
B1	55	Eircom Funding (Ireland), Sr. Notes, 8.25%, 8/15/13	60,088
		MCI, Inc., Sr. Notes,
B2	70	6.91%, 5/1/07	71,575
B2	101	7.69%, 5/1/09	105,419
B2	42	8.74%, 5/1/14	45,938
Ba3	250	Nextel Communications Inc., Sr. Notes, 7.375%, 8/1/15	275,624
Caa2	100	Qwest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11	96,000
Ba3	225	Qwest Corp., Sr. Notes, 7.875%, 9/1/11	240,749
Caa1	236	Qwest Services Corp., Notes, 14.00%, 12/15/10	280,249
Ba3	65	Rogers Wireless Communications, Inc. (Canada), Sec’d. Notes, 9.625%, 5/1/11	76,700
Ba3	25	8.00%, 12/15/12	26,750
Ba3	25	7.50%, 3/15/15	26,813
A2	600	SBC Communications, Inc., Notes, 4.21%, 6/5/21	602,549
B2	25	U.S. Unwired, Inc., Series B, Sec’d. Notes, 6.74%, 6/15/10(f), F.R.N.	25,813
Caa1	75	UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	82,688
A3	200	Verizon Wireless Capital LLC, Notes, 2.41%, 5/23/05(f), F.R.N.	199,962

			3,225,347

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Tobacco
B1	$50	DIMON, Inc., Sr. Notes, 9.625%, 10/15/11	$56,000
B2	10	North Atlantic Trading Co., Sr. Notes, 9.25%, 3/1/12	7,850
Ba3	125	Standard Commercial Corp., Sr. Notes, 8.00%, 4/15/12	128,438

			192,288

		Total corporate bonds (cost $32,381,855)	33,890,409

CONVERTIBLE BONDS

Capital Goods
Baa3	50	Tyco International Group SA (Luxembourg), Gtd. Notes, 3.125%, 1/15/23	84,563

Technology
B3	40	Nortel Networks Corp. (Canada), Sr. Notes, 4.25%, 9/1/08	38,550

		Total convertible bonds (cost $82,329)	123,113

FOREIGN GOVERNMENT SECURITIES 2.2%
B2	70	Brazilian Government Bonds, 10.00%, 8/7/11(d)	79,800
B2	350	11.00%, 1/11/12(d)	418,251
B2	60	8.25%, 1/20/34	56,250
B2	450	11.00%, 8/17/40(d)	520,875
Ba2	75	Colombia Government Bonds, 10.00%, 1/23/12	84,450
Aaa	EUR100	German Government Bonds, 3.75%, 1/4/09(d)	134,901
Aaa	500	4.00%, 7/4/09(d)	681,493
Aaa	250	4.50%, 1/4/13(d)	351,750
Aaa	600	6.50%, 7/4/27(d)	1,071,450
Aa2	JPY54,000	Italy Government Bonds, 3.80%, 3/27/08(d)	579,743

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	41

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

Baa2	$275	Mexico Government Bonds, M.T.N., 5.875%, 1/15/14(d)	$284,625
Ba1	200	Panamanian Government Bonds, 9.625%, 2/8/11(d)	235,000
Baa3	1,550	Russian Government Bonds, 5.00%, 3/31/30(d)	1,627,190
Aaa	GBP 500	United Kingdom Treasury Bonds, 5.75%, 12/7/09(d)	991,711
Aaa	GBP 900	5.00%, 9/7/14(d)	1,749,092

		Total foreign government securities (cost $8,378,021)	8,866,581

MUNICIPAL BONDS 0.9%
Aa2	400	Florida State Board of Education, 5.00%, 6/1/32(d)	417,408
Aaa	200	Georgia State Thruway Authority Rev., 5.00%, 3/1/21(d)	214,254
Baa2	250	Golden State Tobacco Settlement Rev., Ser. 2003-A-1, 6.25%, 6/1/33(d)	251,270
Aaa	250	Massachusetts St Wtr. Res. Auth., Ser. J, 5.00%, 8/1/32(d)	260,135
Aa2	500	Salt River Project, Ser. B, 4.75%, 1/1/32(d)	508,565
Aaa	400	San Antonio Texas Water Rev., 5.00%, 5/15/25(d)	419,876
Aaa	200	South Carolina St. Hwy, Ser. B, 5.00%, 4/1/17(d)	217,060
Aaa	600	South Central Connecticut Regional Water Authority, 5.00%, 8/1/26(d)	639,198
Baa3	250	Tobacco Settlement Financing Corp., New Jersey, 6.375%, 6/1/32	249,498
Baa3	300	6.00%, 6/1/37	285,249

		Total municipal bonds (cost $3,274,866)	3,462,513

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT AND AGENCY SECURITIES 9.3%
	$94	Federal Home Loan Mortgage Corp., Ser. 119, Class H, 7.50%, 1/15/21(d)	$93,986
	17	Ser. 2266, Class F, 2.93%, 11/15/30, F.R.N. (d)(f),	16,778
	821	Ser. 2535, Class DT, 6.00%, 8/1/06 - 9/1/22(d)	856,943
		Federal National Mortgage Association,
	386	5.936%, 11/1/11(d)	416,503
	507	5.50%, 7/1/14(d)	524,378
	85	6.00%, 3/1/17(d)	88,904
	163	5.00%, 2/1/19TBA	166,089
	28	2.93%, 10/18/30, F.R.N. (d)(f)	28,041
	485	6.50%, 3/1/33(d)	507,102
	811	4.50%, 8/1/33(d)	792,961
	241	5.06%, 9/1/34, F.R.N. (d)(f)	242,276
	149	4.16%, 5/1/36, F.R.N. (d)(f)	152,132
	718	6.30%, 10/17/38(d)	757,209
		Government National Mortgage Association,
	14	3.75%, 9/20/22 F.R.N. (d)( f)	14,461
	25	4.63%, 10/20/27 F.R.N. (d)( f)	25,541
	42	4.00%, 11/20/29 F.R.N. (d)(f)	42,594
	69	2.98%, 2/16/30 F.R.N. (d)(f)	69,721
	25	8.50%, 5/20/30 - 4/20/31(d)	27,028
	196	5.50%, 1/15/32(d)	201,215
	77	4.50%, 8/15/33(d)	76,286
		United States Inflation Index Bonds,
	2,411	3.375%, 1/15/07(d)	2,528,578
	1,064	3.625%, 1/15/08(d)	1,146,560
	3,187	3.00%, 7/15/12(d)	3,541,840
	1,344	2.00%, 1/15/14(d)	1,390,239
		United States Treasury Notes,
	5,800	5.00%, 2/15/11 - 8/15/11(d)	6,169,698
	9,400	4.88%, 2/15/12(d)	9,940,867
	1,300	4.00%, 2/15/14(d)	1,289,538
	1,100	8.875%, 8/15/17(d)	1,575,750
	4,100	6.00%, 2/15/26(d)	4,830,313
	1,550	United States Treasury Strips, P/O, 11/15/16 - 2/15/22	731,423

		Total U.S. government and agency securities (cost $38,024,613)	38,244,954

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	43

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Units	Description	Value (Note 1)

WARRANTS(a)
		GenTek, Inc.
	333	Class B, expires 10/31/08	$799
	162	Class C, expires 10/31/10	285
	1,525	McLeod USA, Inc., expires 4/16/07	214

		Total warrants (cost $0)	1,298

		Total long-term investments (cost $288,525,863)	336,937,097

	Principal Amount (000)#

SHORT-TERM INVESTMENT 14.3%

Commercial Paper 10.4%
		Anz (Delaware), Inc.,
P-1	1,400	2.38%, 2/22/05(d)	1,398,127
P-1	1,500	2.42%, 3/16/05(d)	1,495,802
		ASB Bank Ltd.,
P-1	600	2.04%, 2/14/05(c)(d)	599,464
P-1	2,100	2.42%, 4/7/05(d)	2,090,286
		Bank of Ireland,
	2,700	2.53%, 4/11/05(d)	2,686,526
		Barclays US Funding Corp.,
P-1	300	2.52%, 4/5/05(d)	298,656
P-1	2,700	2.53%, 5/3/05(d)	2,682,733
		CBA Finance, Inc.,
P-1	300	2.53%, 4/11/05(d)	298,521
		CDC Corp.,
P-1	1,600	2.10%, 2/23/05(c)(d)	1,597,726
		Danske Corp.,
P-1	1,000	2.04%, 2/14/05(c)(d)	999,107
P-1	1,100	2.44%, 3/23/05(d)	1,096,294
P-1	800	2.375%, 4/1/05(d)	796,632
P-1	100	2.50%, 4/7/05(d)	99,537
		DBN Bank ASA,
P-1	2,700	2.41%, 2/23/05(d)	2,696,031
P-1	300	2.66%, 4/25/05(d)	298,177
		Dexia Delaware, LLC,
P-1	800	2.36%, 3/3/05(d)	798,427
		European Investment Bank,
P-1	800	2.27%, 2/1/05(d)	800,000

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)#	Description	Value (Note 1)
		Ford Motor Credit Co.,
P-1	300	2.52%, 4/7/05(c)(d)	$298,443
		General Electric Capital Corp.,
P-1	500	2.04%, 2/4/05(c)(d)	499,876
P-1	700	2.28%, 2/23/05(d)	699,005
P-1	300	2.32%, 2/24/05(d)	299,547
P-1	600	2.54%, 4/12/05(d)	596,994
		General Motors Acceptance Corp.,
P-1	100	2.36%, 3/21/05(c)(d)	99,685
P-1	550	2.50%, 4/5/05(c)(d)	547,624
		ING US Funding LLC,
P-1	1,000	2.45%, 3/21/05(d)	996,682
P-1	2,000	2.40%, 4/5/05(d)	1,991,040
		IXIS,
P-1	1,400	2.56%, 4/22/05(d)	1,391,908
		Nestle Capital Co.,
P-1	2,500	2.22%, 2/15/05(d)	2,497,596
		Noreda North America Inc.,
P-1	500	1.97%, 2/1/05(c)(d)	499,969
		Skandi Ensk,
P-1	2,500	2.12%, 2/4/05(d)	2,499,374
		Swedbank, (Switzerland),
P-1	1,600	2.44%, 3/10/05(d)	1,595,988
P-1	1,400	2.45%, 3/28/05(d)	1,394,551
		UBS Finance (Delaware) LLC,
P-1	100	2.03%, 2/22/05(c)(d)	99,866
P-1	1,000	2.37%, 3/10/05(d)	997,620
	1,900	2.51%, 4/27/05(d)	1,888,277
		Westpac Capital Corp.,
P-1	1,600	2.40%, 3/10/05(d)	1,596,193

		Total commercial paper (cost $41,225,765)	41,222,284

U.S. Government And Agency Securities 0.6%
		United States Treasury Bill,
	400	2.145%, 3/17/05(d)	398,964
	600	2.13%, 5/5/05(d)	596,189

		Total U.S. government and agency securities (cost $995,626)	995,153

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	45

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Moody’s Rating	Shares	Description	Value (Note 1)

Mutual Fund 3.3%
	13,180,716	Dryden Core Investment Fund — Taxable Money Market Series (cost $13,180,716; Note 3)	$13,180,716

		Total short-term investment (cost $55,402,107)	55,398,153

	Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED

Call Options
	38	United States Treasury Notes, expiring 2/18/05 @ 115	30,875

Put Options
	20	Euro Futures, expiring 9/19/05 @ 93.75	125

SWAP OPTIONS

Call Options
	600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 5.75%	69,227

Put Options
	600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 6.25%	21,797

			91,024

		Total outstanding options purchased (cost $101,509)	122,024

		Total Investments, Before Outstanding Options Written and Securities Sold Short — 99.2% (cost $344,029,479)	392,457,274

OUTSTANDING OPTIONS WRITTEN

Call Options
	18	United States Treasury Notes, expiring 2/18/05 @ 113	(4,219)
	85	United States Treasury Notes, expiring 2/18/05 @ 114	(3,984)
	11	United States Treasury Notes, expiring 5/20/05 @ 114	(3,610)

			(11,813)

See Notes to Financial Statements.

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Contracts/ Notional Amount (000)#	Description	Value (Note 1)

Put Options
5	90-day GBP, Expiring 12/21/05 @ 94.25	$(295)
20	United States Treasury Notes, expiring 5/20/05 @ 108	(8,125)
60	United States Treasury Notes, expiring 2/18/05 @ 108	(937)

		(9,357)

SWAP OPTIONS

Call Options
1,700	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 4.0%	(17,173)
5,900	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 4.0%	(37,182)

		(54,355)

Put Options
1,700	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 6.0%	(9,340)
3,300	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 7.0%	(221)

		(9,561)

	Total outstanding options written
	(premiums received $307,069)	(85,086)

Principal Amount (000)#
SECURITIES SOLD SHORT (0.9)%
	Federal National Mortgage Association,
500	6.50%, 2/25/35	(523,125)

	United States Treasury Notes,
3,000	4.875%, 2/15/12	(3,172,617)

	Total securities sold short (proceeds $3,745,504)	(3,695,742)

	Total Investments, net of outstanding options written and securities sold short 98.3% (cost $339,976,906; Note 5)	388,676,446
	Other assets in excess of other liabilities(g) 1.7%	6,863,932

	Net Assets 100%	$395,540,378

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	47

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

ADR- American Depository Receipt.

BRB- Brady Bond.

EUR- Euro Dollar

F.R.N.- Floating Rate Note

GBP- Great British Pounds.

JPY- Japanese Yen

M.T.N—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

P/O—Principal Only Securities

TBA—To Be Announced Securities. Such securities are purchased on a forward commitment basis.

# Principal Amount is in U.S. Dollars unless otherwise indicated.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non-income producing security.
(c)	Percentage quoted represents yield-to-maturity as of purchase date.
(d)	Securities with an aggregate market value of $91,218,526 have been segregated with the custodian to cover margin requirements for open futures contracts.
(e)	S&P rating.
(f)	Rate shown reflects current rate on variable rate instrument.
(g)	Includes net unrealized depreciation on futures, foreign currency contracts and swaps of $411,478.

Open futures contracts outstanding at January 31, 2005:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions
128	10yr US T-Note	Mar. 2005	$14,370,000	$14,136,000	$234,000
118	90 Day Euro	Dec. 2005	28,409,975	28,382,425	27,550
68	90 Day Euro	Sept. 2005	16,403,300	16,439,300	(36,000)
42	Euro-BOBL	Mar. 2005	6,213,474	6,193,784	19,690
22	90 Day Euro	Mar. 2006	5,289,350	5,287,425	1,925
21	US T-Long Bond	Mar. 2005	2,411,719	2,365,125	46,594
15	90 Day GBP LIBOR	Dec. 2005	3,364,918	3,362,847	2,071
3	90 Day GBP LIBOR	Mar. 2005	672,842	680,020	(7,178)

					$288,652

Short Positions
73	5yr US T-Note	Mar. 2005	7,975,250	8,005,570	$(30,320)

See Notes to Financial Statements.

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Foreign currency exchange contracts outstanding at January 31, 2005:

Purchase Contracts	Notional Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 2/10/05	47,000	$60,969	$61,267	$298
Japanese Yen Expiring 3/10/05	51,063,000	497,104	493,577	(3,527)
Pound Sterling, Expiring 2/01/05	15,559	29,254	29,346	92

		$587,327	$584,190	$(3,137)

Sale Contracts	Notional Amount	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 2/10/05	892,000	$1,180,835	$1,162,767	$18,068
Pound Sterling, Expiring 2/01/05	137,910	258,872	260,113	(1,241)

		$1,439,707	$1,422,880	$16,827

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	49

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Interest swap agreements outstanding at January 31, 2005:

The Fund entered into interest rate swap agreements during the six months ended January 31, 2005. Details of the swap agreements outstanding as of January 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers Inc.(a)	6/15/2005	USD 5,000	5.00%	3 month LIBOR	$(40,163)
Goldman Sachs(a)	6/15/2015	USD 4,400	5.00%	3 month LIBOR	(82,441)
Greenwich Capital(b)	6/15/2010	USD 1,200	4.00%	3 Month LIBOR	6,716
Merrill Lynch & Co.(b)	6/15/2010	USD 400	4.00%	3 month LIBOR	235
UBS Warburg LLC(a)	6/18/2034	GBP 300	5.00%	6 month LIBOR	(9,414)
UBS Warburg LLC(b)	6/17/2010	EUR 600	4.00%	6 month LIBOR	24,571
JP Morgan(b)	6/17/2010	EUR 400	4.00%	6 month LIBOR	12,285
UBS Warburg LLC(a)	12/15/2014	EUR 3,100	5.00%	6 month LIBOR	(388,161)
Lehman Brothers Inc.(a)	6/15/2025	USD 2,400	6.00%	3 month LIBOR	(71,211)
Barclay's Capital(a)	3/15/2032	GBP 900	5.00%	6 month LIBOR	(16,395)
JP Morgan(b)	3/15/2032	EUR 1,100	6.00%	6 month EBOR	88,828
Barclay's Capital(a)	6/18/2034	GBP 200	5.00%	6 month LIBOR	(6,475)
JP Morgan(b)	6/18/2034	EUR 700	6.00%	6 month LIBOR	85,293
Bank of America Securities LLC(b)	6/15/2010	USD 1,700	4.00%	3 Month LIBOR	844
Bank of America Securities LLC(b)	6/15/2007	USD 7,400	4.00%	3 Month LIBOR	(4,049)
Goldman Sachs(b)	6/15/2010	USD 2,700	4.00%	3 Month LIBOR	1,340

					$(398,197)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

The Fund entered into credit default swap agreements during the six months ended January 31, 2005. Details of the swap agreements outstanding as of January 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc.(a)	12/20/2008	200	0.26%	Allstate 6.125%, 2/15/12	$(808)
Merrill Lynch & Co.(a)	12/20/2008	100	0.32%	Ingersoll 6.48%, 6/1/25	(529)
Morgan Stanley & Co. Inc.(a)	12/20/2008	100	0.21%	Emerson 4.625%, 10/15/12	(219)
Barclay's Bank PLC(a)	12/20/2008	200	0.16%	Eli Lilly 6.00%, 3/15/12	(274)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(a)	12/20/2008	100	0.13%	E.I. Dupont 6.875%, 10/15/09	$(94)
Bear Stearns & Co.(a)	12/20/2008	100	0.32%	Hewlett Packard 6.50%, 7/12/12	(450)
Lehman Brothers Inc.(a)	12/20/2008	100	0.11%	Johnson 3.80%, 5/15/13	(95)
Lehman Brothers Inc.(a)	12/20/2008	100	0.12%	Home Depot 5.375%, 4/01/06	(236)
Citigroup Global Partners Inc.(a)	12/20/2008	100	0.29%	Fedex 7.25%, 2/15/11	(444)
Lehman Brothers Inc.(a)	12/20/2008	100	0.29%	Whirlpool 8.60%, 5/1/10	(54)
Citigroup Global Partners, Inc.(a)	12/20/2008	100	0.28%	Eaton 5.75%, 7/15/12	(556)
Citigroup Global Partners Inc.(a)	12/20/2008	300	0.14%	Wal-Mart 6.875%, 8/10/09	(386)
UBS Warburg LLC(a)	12/20/2008	200	0.35%	AutoZone 5.875%, 10/15/12	1,913
Lehman Brothers Inc.(a)	12/20/2008	100	0.30%	Masco 5.875%, 7/15/12	(277)
Lehman Brothers Inc.(a)	12/20/2008	100	0.35%	RadioShack 7.375%, 5/15/11	(456)
Barclay's Bank PLC(a)	12/20/2008	100	0.67%	Walt Disney 6.375%, 3/1/12	(1,662)
Lehman Brothers Inc.(a)	12/20/2008	100	0.48%	Northrop 7.1425%, 2/15/11	(844)
Lehman Brothers Inc.(a)	12/20/2008	100	0.53%	Lockheed 8.20%, 12/1/09	(964)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.97%	Goodrich 7.625%, 12/15/12	(2,338)
Lehman Brothers Inc.(a)	06/20/2009	500	0.40%	Peoples Republic of China 6.80% 5/23/11	(3,453)
Bear Stearns & Co.(b)	06/20/2005	1,700	0.69%	General Motors 7.125% 7/15/13	2,627
Bear Stearns & Co.(a)	06/20/2005	1,700	0.55%	General Motors Accept. Corp. 6.875% 8/28/12	(1,218)

					$(10,817)

(1)	Fund pays the fixed rate and receives from the counterparty payment in the event that the underlying bond defaults.
(2)	Fund pays the counterparty payment in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	51

Portfolio of Investments

as of January 31, 2005 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Commercial Paper	10.4%
US Government and Agency Securities	9.9
Oil & Gas	5.2
Pharmaceuticals	3.5
Mutual Fund	3.3
Commercial Banks	3.2
Health Care Providers & Services	3.0
Insurance	2.8
Diversified Financial Services	2.7
Capital Markets	2.2
Foreign Government Securities	2.2
Software	2.2
Industrial Conglomerates	2.1
Wireless Telecommunication Services	2.0
Computers & Peripherals	1.9
Specialty Retail	1.9
Electronic Equipment & Instruments	1.7
Energy Equipment & Services	1.7
Commercial Services & Supplies	1.6
Electric Utilities	1.6
Internet Software & Services	1.6
Chemicals	1.4
Communication Equipment	1.3
Media	1.3
Biotechnology	1.1
Food & Staples Retailing	1.1
Food Products	1.1
Household Durables	1.0
Electric	0.9
Hotels, Restaurants & Leisure	0.9
Municipal Bonds	0.9
Telecommunications	0.9
Aerospace & Defense	0.8
Automobiles	0.8
Diversified Telecommunication Services	0.8
Financial Services	0.8
Consumer Finance	0.7
Health Care Equipment & Supplies	0.7
Multiline Retails	0.7
Semiconductor & Semiconductor Equipment	0.7
Tobacco	0.7
Asset Backed Securities	0.6
Health Care & Pharmaceutical	0.6
Household Products	0.6
Internet & Catalog Retail	0.6
Media & Entertainment	0.6

See Notes to Financial Statements.

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Multi-Utilities	0.6%
Paper & Forest Products	0.6
Capital Goods	0.5
Collateralized Mortgage Securities	0.5
Personal Products	0.5
Beverages	0.4
Building Construction	0.4
Gaming	0.4
Office Electronics	0.4
Pipelines & Other	0.4
Real Estate Investment Trust	0.4
Air Freight & Logistics	0.3
Energy-Other	0.3
IT Services	0.3
Lodging	0.3
Machinery	0.3
Metals & Mining	0.3
Paper	0.3
Retail	0.3
Retailers	0.3
Technology	0.3
Transportation	0.3
Automotive	0.2
Cable	0.2
Foods	0.2
Internet	0.2
Metals	0.2
Packaging	0.2
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.2
Airlines	0.1
Banking	0.1
Building Materials & Construction	0.1
Building Products	0.1
Consumer	0.1
Distributors	0.1
Electrical Equipment	0.1
Food & Drug Retailing	0.1
Gas Utilities	0.1
Automobiles & Parts	0.0	*
Outstanding Options Purchased	0.0	*
Outstanding Options Written	0.0	*
Securities Sold Short	(0.9)

	98.3
Other assets in excess of liabilities	1.7

	100.0%

*	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	53

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited)

Assets
Investments, at value (cost $344,029,479)	$392,457,274
Cash	11,442,790
Foreign currency at value (cost $330,670)	332,017
Receivable for investments sold	9,153,541
Interest and dividends receivable	1,450,069
Receivable for Fund shares sold	1,042,902
Unrealized appreciation on swap agreements	224,652
Premium for interest rate swaps purchased	103,375
Tax Reclaim Receivable	45,850
Unrealized appreciation on forward foreign contracts	18,458
Prepaid expenses	10,409

Total assets	416,281,337

Liabilities
Payable for investments purchased	14,240,216
Securities sold short, at fair value (proceeds $3,745,504)	3,695,742
Payable for Fund shares reacquired	670,138
Unrealized depreciation on swap agreements	633,666
Premium received for interest rate swaps	611,932
Distribution fee payable	271,316
Management fee payable	251,730
Accrued expenses and other liabilities	250,128
Outstanding options written (premiums received $307,069)	85,086
Due to broker—variation margin	16,154
Deferred trustees fees	10,083
Unrealized depreciation on forward foreign contracts	4,768

Total liabilities	20,740,959

Net Assets	$395,540,378

Net assets were comprised of:
Shares of beneficial interest, at par	$33,328
Paid-in capital, in excess of par	352,914,159

352,947,487
Undistributed net investment income	(576,172)
Accumulated net realized loss on investments and foreign currency transactions	(5,464,760)
Net unrealized appreciation on investments and foreign currencies	48,633,823

Net assets, January 31, 2005	$395,540,378

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($89,845,918 ÷ 7,550,216 shares of beneficial interest issued and outstanding)	$11.90
Maximum sales charge (5.50% of offering price)	0.69

Maximum offering price to public	$12.59

Class B
Net asset value, offering price and redemption price per share
($185,575,780 ÷ 15,651,064 shares of beneficial interest issued and outstanding)	$11.86

Class C
Net asset value, offering price and redemption price per share
($108,968,381 ÷ 9,189,976 shares of beneficial interest issued and outstanding)	$11.86

Class M
Net asset value, offering price and redemption price per share
($1,665,372 ÷ 140,730 shares of beneficial interest issued and outstanding)	$11.83

Class R
Net asset value, offering price and redemption price per share
($2,607 ÷ 219 shares of beneficial interest issued and outstanding)	$11.90

Class X
Net asset value, offering price and redemption price per share
($1,208,615 ÷ 101,950 shares of beneficial interest issued and outstanding)	$11.85

Class Z
Net asset value, offering price and redemption price per share
($8,273,705 ÷ 694,338 shares of beneficial interest issued and outstanding)	$11.92

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	55

Statement of Operations

Six Months Ended January 31, 2005 (Unaudited)

Net Investment Income
Income
Dividends (Net of foreign withholding taxes of $54,701)	$1,797,098
Interest (Net of foreign withholding taxes of $3,314)	2,458,352

Total income	4,255,450

Expenses
Management fee	1,434,602
Distribution fee—Class A	107,210
Distribution fee—Class B	906,491
Distribution fee—Class C	531,049
Distribution fee—Class M	2,431
Distribution fee—Class R	6
Distribution fee—Class X	785
Transfer agent's fees and expenses	242,000
Custodian's fees and expenses	199,000
Reports to shareholders	55,000
Registration fees	41,000
Legal fees	14,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous	19,251

Total expenses	3,566,825

Net investment income	688,625

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	9,549,234
Financial futures transactions	1,081,330
Swaps	506,934
Options written	227,408
Short Sales	(19,431)
Foreign currency transactions	(33,640)

11,311,835

Net change in unrealized appreciation (depreciation) on:
Investments	20,660,103
Short Sales	47,236
Financial futures contracts	29,068
Options written	3,596
Foreign currencies	(8,071)
Swaps	(488,657)

20,243,275

Net gain on investments	31,555,110

Net Increase In Net Assets Resulting From Operations	$32,243,735

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$688,625	$1,984,672
Net realized gain (loss) on investments and foreign currency transactions	11,311,835	24,356,612
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	20,243,275	6,702,805

Net increase in net assets resulting from operations	32,243,735	33,044,089

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(550,746)	(955,286)
Class B	(525,205)	(879,791)
Class C	(306,479)	(525,020)
Class M	(1,356)	—
Class R	(16)	—
Class X	(281)	—
Class Z	(63,469)	(139,371)

Total dividends from net investment income	(1,447,552)	(2,499,468)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	39,967,332	113,695,226
Net asset value of shares issued in reinvestment of dividends and distributions	1,331,485	2,301,177
Cost of shares reacquired	(34,979,742)	(62,423,425)

Net increase in net assets from Fund share transactions	6,319,075	53,572,978

Total increase	37,115,258	84,117,599

Net Assets
Beginning of period(a)	358,425,120	274,307,521

End of period	$395,540,378	$358,425,120

(a) Includes undistributed net investment income of:	$—	$182,755

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	57

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Moderate Growth Fund (the “Fund”), Strategic Partners Conservative Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Moderate Growth Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Lazard Asset Management LLC, Pacific Investment Management Company LLC, RS Investment Management, L.P. and EARNEST Partners, LLC are the “Advisers”.

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale prize. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if

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there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	59

Notes to Financial Statements

(Unaudited) Cont’d

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the

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financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	61

Notes to Financial Statements

(Unaudited) Cont’d

market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is

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open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	63

Notes to Financial Statements

(Unaudited) Cont’d

accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of the daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% of 1% for the six months ended January 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

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Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2005.

PIMS has advised the Fund that it has received approximately $248,400 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2005, it has received approximately $151,600 and $16,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

There was no contingent deferred Sales Charges received on Class M and Class X shares.

Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on nest assets. The expiration date of the revised credit agreement is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended January 31, 2005, the Fund incurred fees of approximately $171,200 for the services of PMFS. As of January 31, 2005, approximately $29,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	65

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $61,700 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing Corporation (“First Clearing”), affiliates of PI, was approximately $5,600 and $42,100, respectively, for the six months ended January 31, 2005. As of January 31, 2005, approximately $8,400 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2005, Wachovia earned $2,441 and Prudential Equity Group, a wholly owned subsidiary of Prudential, earned $4,172 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended January 31, 2005, the Fund earned income of approximately $122,666 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2005, aggregated $235,763,980 and $239,948,016, respectively.

Transactions in call options written during the six months ended January 31, 2005 were as follows:

Moderate Growth	Number of Contracts/ Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2004	21,421	$301,079
Options written	521	234,168
Options closed	(22)	(5,168)
Options expired	(9,121)	(223,010)

Options outstanding at January 31, 2005	12,799	$307,069

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2005 were follows:

Tax Basis	Appreciation	Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$345,261,120	$51,084,272	$3,888,118	$1,437,669	$47,196,154

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

For federal income tax purposes, the Fund had capital loss carryforward as of July 31, 2004 of approximately $14,541,000, which expires in 2011. Approximately $17,394,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended July 31, 2004. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the capital loss carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	67

Notes to Financial Statements

(Unaudited) Cont’d

exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of January 31, 2005, Prudential owns 220 shares, 219 shares and 220 shares of Class M, Class R and Class X shares, respectively.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2005:
Shares sold	972,678	$11,207,171
Shares issued in reinvestment of dividends and distributions	44,362	524,993
Shares reacquired	(764,924)	(8,816,245)

Net increase (decrease) in shares outstanding before conversion	252,116	2,915,919
Shares issued upon conversion from class B	74,524	866,618

Net increase (decrease) in shares outstanding	326,640	$3,782,537

Year ended July 31, 2004:
Shares sold	2,493,627	$27,179,168
Shares issued in reinvestment of dividends and distributions	83,298	907,145
Shares reacquired	(1,433,352)	(15,669,901)

Net increase (decrease) in shares outstanding before conversion	1,143,573	12,416,412
Shares issued upon conversion from class B	127,315	1,391,954

Net increase (decrease) in shares outstanding	1,270,888	$13,808,366

Class B
Six months ended January 31, 2005:
Shares sold	1,179,505	$13,560,714
Shares issued in reinvestment of dividends and distributions	41,929	494,477
Shares reacquired	(1,137,137)	(13,087,794)

Net increase (decrease) in shares outstanding before conversion	84,297	967,397
Shares reacquired upon conversion into class A	(74,768)	(866,618)

Net increase (decrease) in shares outstanding	9,529	$100,779

Year ended July 31, 2004:
Shares sold	4,430,282	$48,146,465
Shares issued in reinvestment of dividends and distributions	77,042	835,048
Shares reacquired	(1,903,819)	(20,799,776)

Net increase (decrease) in shares outstanding before conversion	2,603,505	28,181,737
Shares reacquired upon conversion into class A	(127,876)	(1,391,954)

Net increase (decrease) in shares outstanding	2,475,629	$26,789,783

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Class C	Shares	Amount
Six months ended January 31, 2005:
Shares sold	974,601	$11,171,584
Shares issued in reinvestment of dividends and distributions	22,187	260,492
Shares reacquired	(1,026,237)	(11,796,888)

Net increase (decrease) in shares outstanding	(29,449)	$(364,812)

Year ended July 31, 2004:
Shares sold	3,174,344	$34,329,067
Shares issued in reinvestment of dividends and distributions	41,328	447,399
Shares reacquired	(1,809,659)	(19,750,825)

Net increase (decrease) in shares outstanding	1,406,013	$15,025,641

Class M
October 4, 2004 to January 31, 2005:
Shares sold	140,631	$1,659,359
Shares issued in reinvestment of dividends and distributions	114	1,343
Shares reacquired	(15)	(173)

Net increase in shares outstanding	140,730	$1,660,529

Class R
October 4, 2004 to January 31, 2005:
Shares sold	219	$2,500
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase in shares outstanding	219	$2,500

Class X
October 4, 2004 to January 31, 2005:
Shares sold	101,927	$1,204,363
Shares issued in reinvestment of dividends and distributions	23	267
Shares reacquired	—	—

Net increase in shares outstanding	101,950	$1,204,630

Class Z
Six months ended January 31, 2005:
Shares sold	100,295	$1,161,641
Shares issued in reinvestment of dividends and distributions	4,216	49,913
Shares reacquired	(109,858)	(1,278,642)

Net increase (decrease) in shares outstanding	(5,347)	$(67,088)

Year ended July 31, 2004:
Shares sold	375,867	$4,040,526
Shares issued in reinvestment of dividends and distributions	10,261	111,585
Shares reacquired	(563,049)	(6,202,923)

Net increase (decrease) in shares outstanding	(176,921)	$(2,050,812)

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	69

Financial Highlights

	Class A
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net asset value, beginning of period	$10.96

Income (loss) from investment operations
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	.97

Total from investment operations	1.02

Less distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	—

	(.08)

Net asset value, end of period	$11.90

Total Return(a)	9.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$89,846
Average net assets (000)	$85,069
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment income	.92	%(c)
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	85	%(e)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.
(d)	The Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of Class A shares.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2004	2003(b)	2002(b)	2001(b)	2000(b)

$9.89	$8.86	$10.70	$12.03	$10.86

.12	.15	.19	.24	.26
1.09	1.02	(1.76)	(.83)	1.25

1.21	1.17	(1.57)	(.59)	1.51

(.14)	(.14)	(.27)	(.14)	(.26)
—	—	—	(.60)	(.08)

(.14)	(.14)	(.27)	(.74)	(.34)

$10.96	$9.89	$8.86	$10.70	$12.03

12.27%	13.29%	(14.92)%	(4.89)%	13.96%

$79,172	$58,862	$50,559	$58,517	$48,786
$72,043	$51,006	$57,234	$56,627	$34,809

1.35%	1.49%	1.48%	1.54%	1.49%
1.10%	1.24%	1.23%	1.29%	1.24%
1.15%	1.66%	1.68%	2.18%	2.27%

100%	158%	217%	246%	155%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	71

Financial Highlights

Cont’d

	Class B
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net asset value, beginning of period	$10.92

Income (loss) from investment operations
Net investment income	.01
Net realized and unrealized gain (loss) on investment transactions	0.96

Total from investment operations	0.97

Less distributions
Dividends from net investment income	(.03)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.86

Total Return(a)	8.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$185,576
Average net assets (000)	$179,820
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment income	.17	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2004	2003(b)	2002(b)	2001(b)	2000(b)

$9.86	$8.83	$10.63	$12.01	$10.85

.04	.08	.11	.16	.17
1.08	1.03	(1.75)	(.84)	1.23

1.12	1.11	(1.64)	(.68)	1.40

(.06)	(.08)	(.16)	(.10)	(.16)
—	—	—	(.60)	(.08)

(.06)	(.08)	(.16)	(.70)	(.24)

$10.92	$9.86	$8.83	$10.63	$12.01

11.37%	12.58%	(15.56)%	(5.72)%	12.88%

$170,863	$129,759	$107,775	$117,664	$99,950
$157,550	$113,902	$116,960	$109,534	$79,855

2.10%	2.24%	2.23%	2.29%	2.24%
1.10%	1.24%	1.23%	1.29%	1.24%
.41%	.91%	.93%	1.43%	1.48%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	73

Financial Highlights

Cont’d

	Class C
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net asset value, beginning of period	$10.92

Income (loss) from investment operations
Net investment income	.01
Net realized and unrealized gain (loss) on investment transactions	.96

Total from investment operations	0.97

Less distributions
Dividends from net investment income	(.03)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.03)

Net asset value, end of period	$11.86

Total Return(a)	8.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,968
Average net assets (000)	$105,742
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment income	.17	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2004	2003(b)	2002(b)	2001(b)	2000(b)

$9.86	$8.83	$10.63	$12.01	$10.85

.04	.08	.11	.16	.17
1.08	1.03	(1.75)	(.84)	1.23

1.12	1.11	(1.64)	(.68)	1.40

(.06)	(.08)	(.16)	(.10)	(.16)
—	—	—	(.60)	(.08)

(.06)	(.08)	(.16)	(.70)	(.24)

$10.92	$9.86	$8.83	$10.63	$12.01

11.37%	12.58%	(15.56)%	(5.72)%	12.88%

$100,712	$77,008	$47,165	$34,021	$28,040
$94,252	$59,626	$40,465	$30,623	$25,835

2.10%	2.24%	2.23%	2.29%	2.24%
1.10%	1.24%	1.23%	1.29%	1.24%
.41%	.89%	.95%	1.43%	1.44%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	75

Financial Highlights

Cont’d

	Class M
	October 4, 2004(a)(e) Through January 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$11.34

Income (loss) from investment operations
Net investment income	—	(f)
Net realized and unrealized gain (loss) on investment transactions	.55

Total from investment operations	.55

Less distributions
Dividends from net investment income	(.06)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.06)

Net asset value, end of period	$11.83

Total Return(b)	4.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,665
Average net assets (000)	$746
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment income (loss)	(.07	)%(c)

(a)	Commencement of offering of new share class.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class R shares to .50% of 1% of the average daily net assets of Class R shares.
(e)	Calculated based upon weighted average shares outstanding during the period.
(f)	Less than $0.005 per share.

See Notes to Financial Statements.

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Class R		Class X
October 4, 2004(a)(e) Through January 31, 2005		October 4, 2004(a)(e) Through January 31, 2005

$11.40		$11.34

.03		—	(f)
.55		.57

.58		.57

(.08)		(.06)
—		—

(.08)		(.06)

$11.90		$11.85

4.87%		4.67%

$3		$1,209
$3		$241

1.55	%(c)(d)	2.05	%(c)
1.05	%(c)	1.05	%(c)
.82	%(c)	(.09	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	77

Financial Highlights

Cont’d.

	Class Z
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net asset value, beginning of period	$10.97

Income (loss) from investment operations
Net investment income	.07
Net realized and unrealized gain (loss) on investment transactions	.97

Total from investment operations	1.04

Less distributions
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.09)

Net asset value, end of period	$11.92

Total Return(a)	7.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,274
Average net assets (000)	$8,171
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.05	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.05	%(c)
Net investment income	1.17	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended July 31,
2004	2003(b)	2002(b)	2001(b)	2000(b)

$9.90	$8.87	$10.72	$12.05	$10.87

.15	.16	.22	.25	.27
1.09	1.03	(1.77)	(.82)	1.27

1.24	1.19	(1.55)	(.57)	1.54

(.17)	(.16)	(.30)	(.16)	(.28)
—	—	—	(.60)	(.08)

(.17)	(.16)	(.30)	(.76)	(.36)

$10.97	$9.90	$8.87	$10.72	$12.05

12.53%	13.54%	(14.70)%	(4.75)%	14.18%

$7,678	$8,679	$2,749	$4,272	$1,348
$9,098	$4,090	$4,262	$2,685	$4,102

1.10%	1.24%	1.23%	1.29%	1.24%
1.10%	1.24%	1.23%	1.29%	1.24%
1.41%	1.86%	1.93%	2.39%	2.11%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	79

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS* (as of January 31, 2005)	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10112

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

* Investment Advisers are subject to change by the Manager.

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Moderate Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	MDGWM	MDGWR	MDGWX	PDMZX
CUSIP	86276X889	86276X871	86276X863	86276X814	86276X780	86276X798	86276X855

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Moderate Growth Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners Moderate Growth Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Moderate Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	MDGWM	MDGWR	MDGWX	PDMZX
CUSIP	86276X889	86276X871	86276X863	86276X814	86276X780	86276X798	86276X855

MFSP504E4    IFS-A102104    Ed. 03/2005

SEMIANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

High Growth Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 15, 2005

We hope that you find the semiannual report for the Strategic Partners High Growth Fund informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners High Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A Shares).

Cumulative Total Returns[1] as of 1/31/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	12.14%	8.38%	9.89%	42.02%
Class B	11.65	7.47	5.85	35.61
Class C	11.65	7.47	5.85	35.61
Class M	N/A	N/A	N/A	6.22
Class R	N/A	N/A	N/A	6.41
Class X	N/A	N/A	N/A	6.31
Class Z	12.24	8.62	11.37	44.40
S&P 500 Index[3]	8.15	6.22	–8.55	***
Customized Blend[4]	11.55	8.98	6.15	****
Lipper Multi-Cap Core Funds Average[5]	9.43	6.08	6.54	*****

Average Annual Total Returns[1] as of 12/31/04
		One Year	Five Years	Since Inception[2]
Class A		7.71%	0.32%	5.41%
Class B		8.05	0.53	5.59
Class C		12.14	0.73	5.61
Class M		N/A	N/A	N/A
Class R		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Class Z		14.25	1.75	6.68
S&P 500 Index[3]		10.87	–2.30	2.17
Customized Blend[4]		14.98	0.91	4.95
Lipper Multi-Cap Core Funds Average[5]		11.05	0.38	4.77

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class M and Class X shares are subject to a maximum CDSC of 6%. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 1.00%, 0.75%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately ten years after purchase (eight years in the case of shares purchased prior to August 19, 1998), Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 11/18/98; Class M, Class R, and Class X, 10/04/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Customized Benchmark for Strategic Partners High Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (25%), the S&P Barra Growth Index (25%), the Russell 2000 Value Index (15%), the Russell 2000 Growth Index (15%), and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Customized Blend, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 11.18% for Classes A, B, C, and Z. S&P 500 Index Closest Month-End to inception cumulative total returns as of 1/31/05 are 6.57% for Classes M, R, and X.

****Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 30.33% for Classes A, B, C, and Z. Customized Blend Closest Month-End to inception cumulative total returns as of 1/31/05 are 8.73% for Classes M, R, and X.

*****Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 34.87% for Classes A, B, C, and Z. Lipper Average Closest Month-End to inception cumulative total returns as of 1/31/05 are 7.37% for Classes M, R, and X.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	3

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners High Growth Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Please note that on or about March 31, 2005, the Fund intends to change its name to Strategic Partners Growth Allocation Fund and to change certain subadvisers for certain portions of the Fund’s portfolio.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid and in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2005, of various securities indexes that are generally considered representative of broad market sectors and does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Strategic Partners High Growth Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The S&P Barra Value Index contains those securities in the S&P 500 Index with higher book-to- price ratios.

The S&P Barra Growth Index contains those securities in the S&P 500 Index with lower book-to- price ratios.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Lehman Brothers U.S. Corporate High Yield Index gives a broad look at how high yield (“junk”) bonds have performed.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2004, at the beginning of the period, and held through the six-month period ended January 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

6	Visit our website at www.strategicpartners.com

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Classes M, R, and X have been in existence for less than six months, therefore no expenses are presented for these classes. Classes M, R, and X commenced October 4, 2004.

Strategic Partners High Growth Fund		Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,121	1.38%	$7.38
	Hypothetical	$1,000	$1,018	1.38%	$7.02

Class B	Actual	$1,000	$1,116	2.13%	$11.36
	Hypothetical	$1,000	$1,014	2.13%	$10.81

Class C	Actual	$1,000	$1,116	2.13%	$11.36
	Hypothetical	$1,000	$1,014	2.13%	$10.81

Class Z	Actual	$1,000	$1,122	1.13%	$6.04
	Hypothetical	$1,000	$1,020	1.13%	$5.75

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2005, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2005 (to reflect the six-month period).

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.3%
COMMON STOCKS 94.1%

Aerospace & Defense 1.1%
6,430	Cobham PLC (United Kingdom)	$162,025
7,700	DRS Technologies, Inc.(a)	312,620
400	Empresa Brasileira de Aeronautica SA ADR (Brazil)	12,740
4,490	Engineered Support Systems, Inc.	260,465
11,500	Lockheed Martin Corp.	664,814
8,950	Mercury Computer Systems, Inc.(a)	277,182
8,350	Moog, Inc. (Class A shares)(a)	363,142
11,500	Northrop Grumman Corp.	596,620

		2,649,608

Air Freight & Logistics 0.4%
13,000	United Parcel Service, Inc. (Class B Shares)	970,840

Auto Components
15,580	IMPCO Technologies, Inc.(a)	90,831

Automobiles 1.0%
93,600	Nissan Motor Co., Ltd. (Japan)	990,692
22,800	Volkswagen AG (Germany)	1,095,216
6,400	Winnebago Industries, Inc.	220,736

		2,306,644

Beverages 0.7%
84,800	Diageo PLC (United Kingdom)	1,157,174
14,912	Heineken NV (Netherlands)	510,456

		1,667,630

Biotechnology 1.7%
19,600	Amgen, Inc.(a)	1,219,904
28,100	Genentech, Inc.(a)	1,340,651
20,400	Gilead Sciences, Inc.(a)	675,240
18,100	Medimmune, Inc.(a)	428,156
16,100	Serologicals Corp.(a)	380,604

		4,044,555

Building Products 0.4%
22,577	CRH PLC (Ireland)	598,317
100	CRH PLC (United Kingdom)	2,641
9,800	Watsco, Inc.	339,178

		940,136

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	9

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Capital Markets 3.1%
28,800	Bank of New York Co., Inc. (The)	$855,648
47,600	Charles Schwab Corp. (The)	535,024
9,300	Goldman Sachs Group, Inc.	1,003,005
14,100	Lehman Brothers Holdings, Inc.	1,285,779
17,600	Mellon Financial Corp.	516,560
35,200	Merrill Lynch & Co., Inc.	2,114,464
66,000	Nomura Holdings, Inc. (Japan)	868,262

		7,178,742

Chemicals 1.4%
14,900	E.I. Du Pont de Nemours & Co.	708,644
50,600	Mosaic Co. (The)(a)	834,901
4,400	Scotts Co. (The) (Class A shares)(a)	299,024
20,000	Shin-Etsu Chemical Co. Ltd. (Japan)	792,615
8,900	Takeda Chemical Industries Ltd. (Japan)	423,256
4,300	Valspar Corp.	210,700

		3,269,140

Commercial Banks 4.7%
6,900	Astoria Financial Corp.	259,716
28,438	Bank of America Corp.	1,318,670
26,900	Bank of Ireland (Ireland)	424,292
15,800	Bank of Ireland (United Kingdom)	251,272
10,200	BankUnited Financial Corp. (Class A shares)(a)	297,636
113,400	Barclays PLC (United Kingdom)	1,244,802
12,400	Comerzbank AG (Germany)	263,473
34,290	Credit Agricole SA (France)	1,021,366
34,600	Den Norske Bank (Norway)	317,231
3,900	Hibernia Corp. (Class A shares)	102,648
97,584	HSBC Holdings PLC (United Kingdom)	1,616,907
12,930	Nara Bancorp, Inc.	257,954
8,800	Oriental Financial Group (Puerto Rico)	248,160
80,250	Overseas-Chinese Banking Corp., Ltd. (Singapore)	671,774
8,060	PrivateBancorp., Inc.	263,562
46,200	Royal Bank of Scotland Group PLC (United Kingdom)	1,534,496
8,660	Southwest Bancorp of Texas, Inc.	171,208
77,000	Sumitomo Trust & Banking Co., Ltd. (The) (Japan)	523,232

		10,788,399

See Notes to Financial Statements.

10	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Commercial Services & Supplies 2.8%
15,200	Administaff, Inc.(a)	$221,768
23,600	Allied Waste Industries, Inc.(a)	196,116
36,300	Cendant Corp.	854,865
7,200	Global Payments, Inc.	412,488
6,400	Kelly Services, Inc. (Class A shares)	186,240
28,890	Kforce, Inc.(a)	319,812
6,250	Laureate Education, Inc.(a)	277,250
4,740	McGrath RentCorp	203,630
9,350	Navigant Consulting, Inc.(a)	223,746
34,000	PHH Corp.(a)	748,000
11,520	Providence Service Corp. (The)(a)	233,856
191,100	Rentokil Initial PLC (United Kingdom)	547,859
9,900	Republic Services, Inc.	326,403
7,900	School Specialty, Inc.(a)	307,231
20,010	Scientific Games Corp.(a)	514,657
29,000	Waste Management, Inc.	841,000

		6,414,921

Communication Equipment 2.7%
34,900	Avaya, Inc.(a)	500,815
66,300	Cisco Systems, Inc.(a)	1,196,052
20,040	Harmonic, Inc.(a)	228,456
112,700	Nokia Oyj (Finland)	1,726,194
173,900	Nortel Networks Corp. (Canada)(a)	565,175
35,000	Qualcomm, Inc.	1,303,400
7,000	Research In Motion Ltd.(a)	499,030
20,080	Symmetricom, Inc.(a)	195,378

		6,214,500

Computer & Peripherals 2.5%
22,500	Apple Computer, Inc.(a)	1,730,249
32,700	Dell, Inc.(a)	1,365,552
107,000	Fujitsu Ltd. (Japan)	622,628
7,900	International Business Machines Corp.	738,018
3,800	Lexmark International, Inc. (Class A Shares)(a)	316,730
9,260	M-Systems Flash Disk Pioneers Ltd.(a)	186,219
13,970	Merge Technologies, Inc.(a)	259,144
11,510	Optimal Robotics Group Corp. (Canada)(a)	153,889
28,600	Seagate Technology (Cayman Islands)	483,912

		5,856,341

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	11

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Consumer Finance 1.0%
34,300	American Express Co.	$1,829,905
22,500	MBNA Corp.	598,050

		2,427,955

Distributors 0.1%
11,930	Beacon Roofing Supply, Inc.(a)	238,600

Diversified Financial Services 4.7%
9,200	Accredited Home Lenders Holding Co.(a)	446,936
7,100	Acom Co., Ltd. (Japan)	499,618
4,500	Aiful Corp.	511,527
24,600	AmeriCredit Corp.(a)	603,930
40,400	Citigroup, Inc.	1,981,620
33,120	Credit Suisse Group (Switzerland)	1,333,439
19,200	Eaton Vance Corp.	480,576
62,600	J.P. Morgan Chase & Co.	2,336,857
13,500	Jefferies Group, Inc.	526,500
8,380	Marlin Business Services, Inc.(a)	152,516
25,200	Principal Financial Group	1,022,616
13,300	Raymond James Financial, Inc.	414,561
9,650	Saxon Capital, Inc.	208,923
5,340	Signature Bank(a)	162,496
1,500	Student Loan Corp.	270,990

		10,953,105

Diversified Telecommunication Services 1.8%
11,700	Alltel Corp.	643,968
6,680	Applied Signal Technology, Inc.	196,860
68,100	Deutsche Telekom AG (Germany)	1,472,723
9,650	Safenet, Inc.(a)	327,521
40,100	SBC Communications, Inc.	952,776
14,800	Verizon Communications, Inc.	526,732

		4,120,580

Electric Utilities 2.3%
14,200	E.ON AG (Germany)	1,272,035
5,400	E.ON AG Sponsored ADR	482,706
59,500	Enel SpA	559,216
17,500	Exelon Corp.	774,375
12,550	PNM Resources, Inc.	316,637
121,000	Terna SpA (Italy)	333,992

See Notes to Financial Statements.

12	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

23,400	TXU Corp.	$1,619,280

		5,358,241

Electrical Equipment 0.8%
47,000	Kesa Electricals PLC (United Kingdom)	283,226
35,147	Koninklijke (Royal) Philips Electronics NV ADR (Netherlands)	919,066
7,000	Schneider Electric SA (France)	534,716

		1,737,008

Electronic Equipment & Instruments 2.6%
59,700	Agilent Technologies, Inc.(a)	1,319,967
23,650	Artesyn Technologies, Inc.(a)	240,757
9,240	BEI Technologies, Inc.	260,476
3,480	Ceradyne, Inc.(a)	117,380
23,500	Checkpoint Systems, Inc.(a)	365,660
13,100	Fanuc Ltd. (Japan)	885,109
7,050	Faro Technologies, Inc.(a)	203,322
14,500	FLIR Systems, Inc.(a)	883,775
15,900	Murata Manufacturing Co. Ltd. (Japan)	831,463
7,400	NEC Electronics Corp. (Japan)	374,810
9,750	Radisys Corp.(a)	170,138
29,400	Sanmina-SCI Corp.(a)	181,692
37,880	SRS Labs, Inc.(a)	196,597

		6,031,146

Energy Equipment & Services 2.3%
5,150	Cal Dive International, Inc.(a)	225,055
8,900	ENSCO International, Inc.	304,647
33,600	GlobalSantaFe Corp.	1,188,096
20,300	Halliburton Co.	834,939
32,800	Schlumberger, Ltd.	2,231,712
16,800	Superior Energy Services, Inc.(a)	267,456
5,600	Unit Corp.(a)	204,624

		5,256,529

Food & Staples Retailing 1.8%
10,800	Carrefour SA (France)	556,798
29,960	Cosi, Inc.(a)	179,760
12,100	Costco Wholesale Corp.	571,967
95,500	Kroger Co. (The)(a)	1,633,050
14,300	Whole Foods Market, Inc.	1,278,706

		4,220,281

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	13

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 1.6%
36,200	Cadbury Schweppes PLC, ADR (United Kingdom)	$1,314,060
61,100	Cadbury Schweppes PLC, ADR (United Kingdom)	547,969
2,900	Nestle SA	761,296
115,700	Unilever PLC (United Kingdom)	1,099,837

		3,723,162

Gas Utilities 0.1%
11,400	Oneok, Inc.	315,780

Health Care Equipment & Supplies 1.7%
14,950	Abaxis, Inc.(a)	202,722
4,450	Advanced Neuromodulation Systems, Inc.(a)	175,820
8,200	Alcon, Inc. (Switzerland)	649,440
10,300	Chattem, Inc.(a)	371,521
11,060	Closure Medical Corp.(a)	219,430
10,900	Cooper Cos., Inc.	836,029
37,200	Encore Medical Corp.(a)	209,808
2,700	Intuitive Surgical, Inc.(a)	107,730
4,880	Laserscope(a)	144,204
10,200	Lifeline Systems, Inc.(a)	278,358
45,450	Orthovita, Inc.(a)	174,074
7,750	PolyMedica Corp.	290,083
43,050	Spectranetics Corp.(a)	266,910
1,700	St. Jude Medical, Inc.(a)	66,776

		3,992,905

Health Care Providers & Services 3.9%
13,300	Accredo Health, Inc.(a)	396,074
11,100	America Service Group, Inc.(a)	304,473
18,200	American Healthways, Inc.(a)	567,476
6,400	AMERIGROUP Corp.(a)	263,104
18,000	Caremark Rx, Inc.(a)	703,800
5,200	Chemed Corp.	372,424
11,700	Cigna Corp.	938,925
13,300	Covance, Inc.(a)	565,250
15,400	Express Scripts, Inc.(a)	1,142,526
7,750	Kindred Healthcare, Inc.(a)	212,273
10,460	LabOne, Inc.(a)	350,933
11,695	Medco Health Solutions, Inc.(a)	497,856
15,100	Pharmaceutical Product Development, Inc.(a)	625,895
100	Priority Healthcare Corp. (Class B shares)(a)	2,306

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

12,000	UnitedHealth Group, Inc.	$1,066,800
8,300	WellPoint, Inc.(a)	1,008,450

		9,018,565

Hotels, Restaurants & Leisure 1.3%
9,400	Brinker International, Inc.(a)	353,534
7,800	CEC Entertainment, Inc.(a)	305,292
20,300	McDonald’s Corp.	657,517
9,050	RARE Hospitality International, Inc.(a)	285,075
10,000	Sonic Corp.(a)	318,400
20,400	Starbucks Corp.(a)	1,101,600

		3,021,418

Household Durables 1.9%
15,100	Harman International Industries, Inc.	1,836,915
19,800	Hovnanian Enterprises, Inc. (Class A shares)(a)	1,034,352
9,200	Meritage Corp.(a)	594,780
13,800	Snap-On, Inc.	456,918
8,300	Standard Pacific Corp.	552,199

		4,475,164

Household Products 0.7%
12,600	Kimberly-Clark Corp.	825,426
15,800	Procter & Gamble Co.	841,034

		1,666,460

Industrial Conglomerates 2.9%
99,400	General Electric Co.	3,591,322
8,300	Phelps Dodge Corp.	799,290
14,400	Siemens AG (Germany)	1,145,038
34,600	Tyco International Ltd. (Bermuda)	1,250,444

		6,786,094

Insurance 4.1%
13,950	Affirmative Insurance Holdings, Inc.	224,316
13,350	American International Group, Inc.	884,972
7,100	Commerce Group, Inc.	463,701
5,450	Delphi Financial Group (Class A shares)	244,923
24,100	Genworth Financial, Inc.	639,373
9,310	Infinity Property & Casualty Corp.	304,903
14,700	Loews Corp.	999,600
10,100	MBIA, Inc.	603,374

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	15

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

9,300	Philadelphia Consolidated Holding Corp.(a)	$623,751
5,100	Protective Life Corp.	209,916
100,800	Prudential Corp. PLC (United Kingdom)	874,546
13,500	Swiss Reinsurance Co. (Switzerland)	923,475
25,942	The St. Paul Travelers Cos., Inc.	973,863
25,950	Tower Group, Inc.	304,653
16,500	XL Capital, Ltd. (Class A shares) (Cayman Islands)	1,233,869

		9,509,235

Internet & Catalog Retail 0.8%
23,800	eBay, Inc.(a)	1,939,700

Internet Software & Services 2.7%
10,550	Ask Jeeves, Inc.(a)	299,198
35,900	Digitas, Inc.(a)	374,796
5,340	Equinix, Inc.(a)	223,960
9,600	Google Inc (Class A shares)(a)	1,878,048
6,040	InfoSpace, Inc.(a)	285,148
11,090	j2 Global Communications, Inc.(a)	360,203
25,210	Keynote Systems, Inc.(a)	314,369
14,110	RADVision Ltd. (Israel)(a)	207,417
7,050	RADWARE Ltd. (Israel)(a)	171,950
17,080	Valueclick, Inc.(a)	225,968
54,900	Yahoo!, Inc.(a)	1,933,029

		6,274,086

IT Services 0.3%
28,900	Accenture Ltd. (Bermuda)(a)	752,845

Leisure Equipment & Products 0.2%
20,230	K2, Inc.(a)	284,434
6,900	Mikohn Gaming Corp.(a)	69,000

		353,434

Machinery 0.3%
9,100	Deere & Co.	631,813

Media 2.0%
17,640	CNET Networks, Inc.(a)	194,040
5,300	DIRECTV Group, Inc. (The)(a)	79,765
17,170	Image Entertainment, Inc.(a)	97,869
7,850	Lagardere SA (France)	592,483
37,078	News Corp., Inc. (Class A shares)	630,326

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

8,000	Scholastic Corp.(a)	$274,000
21,100	Sinclair Broadcast Group, Inc. (Class A shares)	173,653
45,500	Sirius Satellite Radio, Inc.(a)	301,210
15,300	Univision Communications, Inc. (Class A shares)(a)	417,843
18,454	Viacom, Inc. (Class B shares)	689,072
27,300	Vivendi Universal SA (France)(a)	863,695
10,700	XM Satellite Radio Holdings, Inc. (Class A Shares)(a)	341,437

		4,655,393

Metals & Mining 0.3%
21,900	Inco Ltd. (Canada)(a)	720,729
2,300	Rio Tinto PLC (United Kingdom)	71,577

		792,306

Multi-Utilities & Unregulated Power 0.8%
12,400	Dominion Resources, Inc.	860,312
27,800	Sempra Energy	1,034,716

		1,895,028

Multiline Retail 1.0%
125,600	Marks & Spencer Group PLC (United Kingdom)	855,187
29,300	Target Corp.	1,487,561

		2,342,748

Office Electronics 0.5%
78,200	Xerox Corp.(a)	1,241,816

Oil & Gas 8.0%
78,717	BP PLC (United Kingdom)	776,488
21,700	Cabot Oil & Gas Corp.	1,021,636
33,000	Chesapeake Energy Corp.	579,810
55,000	ENI S.p.A (Italy)	1,336,399
9,100	ENI S.p.A ADR (Italy)	1,112,020
9,600	ExxonMobil Corp.	495,360
46,460	Grey Wolf, Inc.(a)	246,238
12,000	Kerr-McGee Corp.	741,000
6,340	Maverick Tube Corp.(a)	215,940
24,200	Nexen, Inc. (Canada)	1,005,268
21,200	Occidental Petroleum Corp.	1,237,656
11,620	Oil States International, Inc.(a)	221,361
15,890	Patterson-UTI Energy, Inc.	309,061
36,000	Royal Dutch Petroleum Co. (Netherlands)	2,090,634
41,100	Statoil ASA (Norway)	624,271

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	17

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

52,300	Suncor Energy, Inc. (Canada)	$1,673,600
21,500	Swift Energy Co.(a)	650,805
215,000	Tokyo Gas Co. Ltd. (Japan)	889,469
7,110	Total SA (Class B shares) (France)	1,524,625
17,333	Total SA ADR (France)	1,864,164

		18,615,805

Paper & Forest Products 0.8%
21,300	Georgia-Pacific Corp.	683,730
14,500	International Paper Co.	567,675
44,500	Stora Enso Oyj (Class R shares) (Finland)	640,988

		1,892,393

Personal Products 0.6%
16,000	Estee Lauder Cos., Inc. (Class A shares)	722,240
11,600	Gillette Co. (The)	588,352

		1,310,592

Pharmaceuticals 5.5%
9,930	Alexion Pharmaceuticals, Inc.(a)	245,668
10,200	Allergan, Inc.	774,690
10,330	Atherogenics, Inc.(a)	191,622
6,075	Barr Pharmaceuticals, Inc.(a)	288,866
10,230	Connetics Corp.(a)	249,817
14,690	Cypress Bioscience, Inc.(a)	200,592
32,300	Eli Lilly & Co.	1,751,951
72,100	GlaxoSmithKline PLC (United Kingdom)	1,597,856
17,200	K-V Pharmaceutical Co. (Class A shares)(a)	353,460
28,388	Nabi Biopharmaceuticals(a)	366,489
45,700	Novartis AG ADR (Switzerland)	2,188,115
16,690	QLT, Inc. (Canada)(a)	269,877
8,120	Rigel Pharmaceuticals, Inc.(a)	155,823
19,800	Roche Holding AG ADR (Switzerland)	1,054,556
14,630	Salix Pharmaceuticals Ltd.(a)	220,182
15,679	Sanofi-Synthelabo SA (France)	1,170,096
16,000	Schering AG (Germany)	1,080,591
7,300	Vaxgen, Inc.(a)	108,624
11,600	Wyeth	459,708

		12,728,583

Real Estate 0.4%
67,000	Mitsubishi Estate Co. Ltd. (Japan)	847,741

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Real Estate Investment Trust 0.3%
7,600	Entertainment Properties Trust	$320,036
5,600	SL Green Realty Corp.	298,088

		618,124

Road & Rail 0.2%
91	East Japan Railway Co. (Japan)	491,702

Semiconductors & Semiconductor Equipment 1.1%
30,900	Marvell Technology Group Ltd. (Bermuda)(a)	1,033,604
18,400	Maxim Integrated Products, Inc.	717,784
12,190	Microsemi Corp.(a)	188,092
27,500	O2 Micro International Ltd. (Cayman Islands)(a)	243,925
18,190	Sirf Technology Holdings, Inc.(a)	191,905
11,290	Ultratech, Inc.(a)	167,205

		2,542,515

Software 3.4%
10,400	Adobe Systems, Inc.	591,760
25,900	Electronic Arts, Inc.(a)	1,666,406
23,780	Embarcadero Technologies, Inc.(a)	186,435
18,310	Epicor Software Corp.(a)	247,002
16,440	Infocrossing, Inc.(a)	295,756
15,900	Mercury Interactive Corp.(a)	695,943
78,000	Microsoft Corp.	2,049,839
9,100	NAVTEQ Corp.(a)	348,439
26,600	SAP AG-Sponsored ADR (Germany)	1,029,952
13,810	Smith Micro Software, Inc.(a)	103,161
11,500	Sonic Solutions(a)	204,815
34,850	Synplicity, Inc.(a)	236,980
9,800	THQ Inc.(a)	218,050

		7,874,538

Specialty Retail 3.5%
7,075	Aaron Rents, Inc. (Class B shares) (Isreal)	150,273
27,670	Ashworth, Inc.(a)	311,841
27,200	Bed Bath & Beyond, Inc.(a)	1,095,888
21,630	Charlotte Russe Holding, Inc.(a)	231,874
24,100	Chico’s FAS, Inc.(a)	1,269,587
18,300	Compagnie Financiere Richemont AG (Class A shares)(Switzerland)	572,789
6,790	Cost Plus, Inc.(a)	178,102
16,500	CSK Auto Corp.(a)	260,205

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	19

Portfolio of Investments

as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,140	Ezcorp, Inc.(a)	$193,471
5,970	Guitar Center, Inc.(a)	341,783
29,120	Imperial Tobacco Group PLC (United Kingdom)	764,531
13,200	Lowe’s Cos, Inc.	752,268
17,800	Phillips-Van Heusen Corp.	484,338
4,800	Stein Mart, Inc.(a)	94,704
45,500	Toys ‘R’ Us, Inc.(a)	975,975
12,400	Williams-Sonoma, Inc.(a)	429,040

		8,106,669

Textiles, Apparel & Luxury Goods 0.5%
11,300	Coach, Inc.(a)	633,930
11,510	Jos. A. Bank Clothiers, Inc.(a)	330,337
7,580	Oxford Industries, Inc.	281,824

		1,246,091

Thrifts & Mortgage Finance 0.3%
11,500	Freddie Mac	750,835

Tobacco 0.7%
24,700	Altria Group, Inc.	1,576,601

Transportation 0.3%
4,170	Forward Air Corp.(a)	177,705
5,890	Old Dominion Freight Line, Inc.(a)	208,212
18,040	Vitran Corp., Inc. (Class A shares) (Canada)(a)	268,073

		653,990

Wireless Telecommunication Services 1.5%
52,400	American Tower Corp. (Class A shares)(a)	949,488
65,000	Nextel Communications, Inc. (Class A Shares)(a)	1,864,850
383	NTT DoCoMo, Inc. (Japan)	666,377
27,800	Vodafone Group PLC (United Kingdom)	71,834

		3,552,549

	Total common stocks (cost $178,299,010)	218,932,412

PREFERRED STOCK 0.2%

Automobiles
760	Porsche AG Pfd. (Germany)	495,349

	Total preferred stocks (cost $430,426)
	Total long-term investments (cost $178,729,436)	219,427,761

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 4.2%

Mutual Fund
9,715,324	Dryden Core Investment Fund - Taxable Money Market Series (cost $9,715,324; Note 3)	$9,715,324

	Total Investments 98.5% (cost $188,444,760; Note 5)	229,143,085
	Other assets in excess of liabilities 1.5%	3,591,305

	Net Assets 100%	$232,734,390

(a)	Non-income producing security.

ADR—American Depository Receipt.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	21

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2005 were as follows:

Oil & Gas	8.0%
Pharmaceuticals	5.5
Diversified Financial Services	4.7
Commercial Banks	4.7
Mutual Fund	4.2
Insurance	4.1
Health Care Providers & Services	3.9
Specialty Retail	3.5
Software	3.4
Capital Markets	3.1
Industrial Conglomerates	2.9
Commercial Services & Supplies	2.8
Communication Equipment	2.7
Internet Software & Services	2.7
Electronic Equipment & Instruments	2.6
Computer & Peripherals	2.5
Electric Utilities	2.3
Energy Equipment & Services	2.3
Media	2.0
Household Durables	1.9
Diversified Telecommunication Services	1.8
Food & Staples Retailing	1.8
Biotechnology	1.7
Health Care Equipment & Supplies	1.7
Food Products	1.6
Wireless Telecommunication Services	1.5
Chemicals	1.4
Hotels, Restaurants & Leisure	1.3
Automobiles	1.2
Aerospace/Defense	1.1
Semiconductors & Semiconductor Equipment	1.1
Consumer Finance	1.0
Multiline Retail	1.0
Internet & Catalog Retail	0.8
Multi-Utilities & Unregulated Power	0.8
Paper & Forest Products	0.8
Electrical Equipment	0.8
Beverages	0.7
Household Products	0.7
Tobacco	0.7
Personal Products	0.6
Office Electronics	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.4
Building Products	0.4
Real Estate	0.4

See Notes to Financial Statements.

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IT Services	0.3%
Machinery	0.3
Metals & Mining	0.3
Real Estate Investment Trust	0.3
Thrifts & Mortgage Finance	0.3
Transportation	0.3
Leisure Equipment & Products	0.2
Road & Rail	0.2
Distributors	0.1
Gas Utilities	0.1

98.5
Other assets in excess of liabilities	1.5

100.0%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	23

Statement of Assets and Liabilities

as of January 31, 2005 (Unaudited)

ASSETS
Investments, at value (cost $188,444,760)	$229,143,085
Cash	3,866,131
Foreign currency, at value (cost $15,469)	15,469
Receivable for investments sold	2,072,018
Receivable for Fund shares sold	811,009
Dividends and interest receivable	208,393
Prepaid expenses	7,466

Total assets	236,123,571

LIABILITIES
Payable for investments purchased	2,346,196
Payable for Fund shares reacquired	572,548
Distribution fee payable	159,278
Accrued expenses	154,066
Management fee payable	147,981
Deferred Trustee’s fees	9,112

Total liabilities	3,389,181

Net Assets	$232,734,390

Net assets were comprised of:
Shares of beneficial interest, at par	$19,530
Paid-in capital, in excess of par	205,180,503

205,200,033
Accumulated net investment loss	(905,259)
Accumulated net realized loss on investments and foreign currency transactions	(12,270,246)
Net unrealized appreciation on investments and foreign currencies	40,709,862

Net Assets, January 31, 2005	$232,734,390

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($52,153,927 ÷ 4,243,644 shares of beneficial interest issued and outstanding)	$12.29
Maximum sales charge (5.5% of offering price)	0.72

Maximum offering price to public	$13.01

Class B:
Net asset value, offering price and redemption price per share ($104,158,758 ÷ 8,832,260 shares of beneficial interest issued and outstanding)	$11.79

Class C:
Net asset value, offering price and redemption price per share ($69,176,558 ÷ 5,865,445 shares of beneficial interest issued and outstanding)	$11.79

Class M:
Net asset value, offering price and redemption price per share ($1,096,057 ÷ 92,960 shares of beneficial interest issued and outstanding)	$11.79

Class R:
Net asset value, offering price and redemption price per share ($2,665 ÷ 217 shares of beneficial interest issued and outstanding)	$12.28

Class X:
Net asset value, offering price and redemption price per share ($645,254 ÷ 54,647 shares of beneficial interest issued and outstanding)	$11.81

Class Z:
Net asset value, offering price and redemption price per share ($5,501,171 ÷ 440,925 shares of beneficial interest issued and outstanding)	$12.48

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	25

Statement of Operations

Six Months Ended January 31, 2005 (Unaudited)

Net Investment Loss
Income
Dividends (net of foreign withholding taxes of $49,611)	$1,590,990
Interest	7,358

Total income	1,598,348

Expenses
Management fee	833,548
Distribution fee—Class A	62,075
Distribution fee—Class B	503,475
Distribution fee—Class C	330,524
Distribution fee—Class M	1,502
Distribution fee—Class R	6
Distribution fee—Class X	674
Transfer agent’s fees and expenses	199,000
Custodian’s fees and expenses	121,000
Reports to shareholders	29,000
Registration fees	26,000
Legal fees	15,000
Audit fee	10,000
Trustees’ fees	5,000
Miscellaneous	17,263

Total expenses	2,154,067

Net investment loss	(555,719)

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	6,918,859
Foreign currency transactions	(83,232)

6,835,627

Net change in unrealized appreciation (depreciation) on:
Investments	18,050,282
Foreign currencies	18,577

18,068,859

Net gain on investments and foreign currencies	24,904,486

Net Increase In Net Assets Resulting From Operations	$24,348,767

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(555,719)	$(1,597,410)
Net realized gain on investments and foreign currency transactions	6,835,627	20,541,271
Net change in unrealized appreciation on investments and foreign currencies	18,068,859	4,547,256

Net increase in net assets resulting from operations	24,348,767	23,491,117

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,248,823	58,052,831
Cost of shares reacquired	(19,454,338)	(37,484,393)

Net increase in net assets from Fund share transactions	1,794,485	20,568,438

Total increase	26,143,252	44,059,555

Net Assets
Beginning of period	206,591,138	162,531,583

End of period	$232,734,390	$206,591,138

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	27

Notes to Financial Statements

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners High Growth Fund (the “Fund”), Strategic Partners Conservative Growth Fund and Strategic Partners Moderate Growth Fund. These financial statements relate only to Strategic Partners High Growth Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Lazard Asset Management LLC, RS Investment Management, L.P. and EARNEST Partners, LLC are the Fund’s “Advisers”.

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from

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independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	29

Notes to Financial Statements

Cont’d

losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 of 1% of average daily net assets up to $500 million, 0.70 of 1% of average daily net assets for the next $500 million and 0.65 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended January 31, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, 1%, .75% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were .25 of 1%, 1%, 1%, 1%, .50% of 1% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2005.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	31

Notes to Financial Statements

Cont’d

PIMS has advised the Fund that it has received approximately $112,100 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2005. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2005, it has received approximately $83,600 and $9,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively. There were no contingent deferred sales charges imposed upon certain redemptions by Class M, Class R and Class X, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds paid a commitment fee of .08 of 1% of the unused portion of the SCA. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement continues to be $500 million. The Funds pay a commitment fee of 0.75 of 1% of the unused portion of the revised credit agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on nest assets. The expiration date of the revised credit agreement is October 28, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months January 31, 2005, the Fund incurred fees of approximately $144,800 for the services of PMFS. As of January 31, 2005, approximately $24,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately

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$48,900 in total networking fees, of which the amounts relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing Corporation (“First Clearing”), affiliates of PI, were approximately $4,900 and $45,300, respectively, for the six months ended January 31, 2005. As of January 31, 2005 $7,400 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2005, Wachovia earned $1,987 and Prudential Equity Group, LLC, a wholly owned subsidiary of Prudential, earned $3,181, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly known as Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended January 31, 2005, the Fund earned income of approximately $75,524 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005, aggregated $63,811,891 and $64,322,926, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation of Investments	Other Cost Basis Adjustments	Total Net Unrealized Appreciation (Depreciation)
$189,515,512	$42,387,701	$2,760,128	$39,627,573	$11,538	$39,639,111

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables and payables.

As of July 31,2004, the Fund had a capital loss carryforward for tax purposes of approximately $17,389,000 which expires in 2011. Approximately $12,530,000 of its

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	33

Notes to Financial Statements

Cont’d

capital loss carryforward was used to offset net taxable gains realized in the fiscal year July 31, 2004. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Fund elected to treat Post-October currency losses of $160,413 incurred during the nine month period ended July 31, 2004 as incurred during fiscal year ending July 31, 2005.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2005 Prudential owned 226 Class M shares, 217 Class R shares and 226 Class X shares of the Fund.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2005:
Shares sold	476,079	$5,612,177
Shares reacquired	(465,076)	(5,501,306)

Net increase (decrease) in shares outstanding before conversion	11,003	110,871
Shares issued upon conversion from class B	70,754	841,606

Net increase (decrease) shares outstanding	81,757	$952,477

Year ended July 31, 2004:
Shares sold	1,353,050	$14,741,225
Shares reacquired	(1,047,282)	(11,562,070)

Net increase (decrease) in shares outstanding before conversion	305,768	3,179,155
Shares issued upon conversion from class B	89,435	986,017

Net increase (decrease) shares outstanding	395,203	$4,165,172

Class B
Six months ended January 31, 2005:
Shares sold	580,660	$6,524,549
Shares reacquired	(583,503)	(6,588,770)

Net increase (decrease) in shares outstanding before conversion	(2,843)	(64,221)
Shares reacquired upon conversion into class A	(73,611)	(841,606)

Net increase (decrease) shares outstanding	(76,454)	$(905,827)

Year ended July 31, 2004:
Shares sold	1,799,671	$19,067,894
Shares reacquired	(1,062,013)	(11,231,265)

Net increase (decrease) in shares outstanding before conversion	737,658	7,836,629
Shares reacquired upon conversion into class A	(92,583)	(986,017)

Net increase (decrease) shares outstanding	645,075	$6,850,612

Class C
Six months ended January 31, 2005:
Shares sold	587,145	$6,682,898
Shares reacquired	(555,708)	(6,267,995)

Net increase (decrease) shares outstanding	31,437	$414,903

Year ended July 31, 2004:
Shares sold	1,916,438	$20,221,584
Shares reacquired	(1,230,102)	(12,991,880)

Net increase (decrease) shares outstanding	686,336	$7,229,704

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	35

Financial Highlights

(Unaudited) Cont’d

Class M	Shares	Amount
October 4, 2004 to January 31, 2005:
Shares sold	97,420	$1,144,941
Shares reacquired	(4,460)	(52,543)

Net increase (decrease) shares outstanding	92,960	$1,092,398

Class R
October 4, 2004 to January 31, 2005:
Shares sold	217	$2,500
Shares reacquired	—	—

Net increase (decrease) shares outstanding	217	$2,500

Class X
October 4, 2004 to January 31, 2005:
Shares sold	55,818	$655,573
Shares reacquired	(1,171)	(13,616)

Net increase (decrease) shares outstanding	54,647	$641,957

Class Z
Six months ended January 31, 2005:
Shares sold	52,157	$626,185
Shares reacquired	(87,890)	(1,030,108)

Net increase (decrease) shares outstanding	(35,733)	$(403,923)

Year ended July 31, 2004:
Shares sold	364,721	$4,022,128
Shares reacquired	(156,673)	(1,699,178)

Net increase (decrease) shares outstanding	208,048	$2,322,950

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT

JANUARY 31, 2005

STRATEGIC PARTNERS

HIGH GROWTH FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.96

Income (loss) from investment operations
Net investment income (loss)	—	(f)
Net realized and unrealized gain (loss) on investment transactions	1.33

Total from investment operations	1.33

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.29

Total Return(a)	12.14%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,154
Average net assets (000)	$49,255
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income (loss)	.06	%(c)
Net Assets
Portfolio turnover rate	31	%(d)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the fund contractually agreed to limit its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the class A shares.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2004(b)	2003(b)	2002	2001(b)	2000(b)

$9.53	$8.38	$10.70	$12.95	$11.52

(.03)	(.03)	(.03)	— (f)	— (f)
1.46	1.18	(2.27)	(1.27)	2.14

1.43	1.15	(2.30)	(1.27)	2.14

—	—	—	—	(.43)
—	—	(.02)	(.98)	(.28)

—	—	(.02)	(.98)	(.71)

$10.96	$9.53	$8.38	$10.70	$12.95

15.01%	13.72%	(21.49)%	(10.09)%	18.99%

$45,622	$35,897	$30,337	$39,528	$35,678
$43,525	$31,290	$36,514	$39,128	$27,528

1.43%	1.71%	1.57%	1.64%	1.54%
1.18%	1.46%	1.32%	1.39%	1.29%
(.25)%	(.31)%	(.35)%	.02%	.01%

79%	89%	98%	83%	67%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56

Income (loss) from investment operations
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.27

Total from investment operations	1.23

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.79

Total Return(a)	11.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$104,159
Average net assets (000)	$99,874
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income (loss)	(.69	)%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Class B
Year Ended July 31,
2004(b)	2003(b)	2002	2001(b)	2000(b)

$9.25	$8.20	$10.55	$12.86	$11.47

(.11)	(.09)	(.11)	(.08)	(.09)
1.42	1.14	(2.22)	(1.25)	2.12

1.31	1.05	(2.33)	(1.33)	2.03

—	—	—	—	(.36)
—	—	(.02)	(.98)	(.28)

—	—	(.02)	(.98)	(.64)

$10.56	$9.25	$8.20	$10.55	$12.86

14.16%	12.80%	(22.08)%	(10.66)%	18.13%

$94,066	$76,430	$70,043	$86,941	$79,793
$90,535	$67,723	$82,953	$84,949	$60,994

2.18%	2.46%	2.32%	2.39%	2.29%
1.18%	1.46%	1.32%	1.39%	1.29%
(1.00)%	(1.07)%	(1.09)%	(.72)%	(.71)%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56

Income (loss) from investment operations
Net investment income (loss)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.27

Total from investment operations	1.23

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.79

Total Return(a)	11.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,176
Average net assets (000)	$65,566
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income (loss)	(.69	)%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

Class C
Year Ended July 31,
2004(b)	2003(b)	2002	2001(b)	2000(b)

$9.25	$8.20	$10.55	$12.86	$11.47

(.11)	(.09)	(.09)	(.08)	(.09)
1.42	1.14	(2.24)	(1.25)	2.12

1.31	1.05	(2.33)	(1.33)	2.03

—	—	—	—	(.36)
—	—	(.02)	(.98)	(.28)

—	—	(.02)	(.98)	(.64)

$10.56	$9.25	$8.20	$10.55	$12.86

15.01%	12.80%	(22.08)%	(10.66)%	18.13%

$61,606	$47,616	$37,468	$36,507	$31,636
$58,465	$39,926	$38,874	$35,387	$26,413

2.18%	2.46%	2.32%	2.39%	2.29%
1.18%	1.46%	1.32%	1.39%	1.29%
(1.00)%	(1.06)%	(1.09)%	(.73)%	(.73)%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class M
	October 4, 2004(a) Through January 31, 2005(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.07

Income (loss) from investment operations
Net investment income	(.03)
Net realized and unrealized gain (loss) on investment transactions	.75

Total from investment operations	.72

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$11.79

Total Return(b)	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,096
Average net assets (000)	$461
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	2.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income (loss)	(1.04	)%(c)

(a)	Commencement of offering of new share class.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	The distributor of the fund contractually agreed to limit its distribution and services (12b-1) fees to .50 of 1% of the average net assets of the Class R shares.

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

Class R		Class X
October 4, 2004(a) Through January 31, 2005(d)		October 4, 2004(a) Through January 31, 2005(d)

$11.51		$11.07

(.01)		(.03)
.78		.77

.77		.74

—		—
—		—

—		—

$12.28		$11.81

6.41%		6.31%

$3		$645
$3		$207

1.63	%(c)	2.13	%(c)
1.13	%(c)	1.13	%(c)
(.12	)%(c)	(1.02	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended January 31, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.11

Income (loss) from investment operations
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.37

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.48

Total Return(a)	12.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,501
Average net assets (000)	$5,101
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.13	%(c)
Net investment income (loss)	.31	%(c)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	Less than $.005%.

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Class Z
Year Ended July 31,
2004(b)		2003(b)	2002	2001(b)	2000(b)

$9.64		$8.45	$10.77	$12.98	$11.56

—	(d)	— (d)	(.01)	.03	.02
1.47		1.19	(2.29)	(1.26)	2.14

1.47		1.19	(2.30)	(1.23)	2.16

—		—	—	—	(.46)
—		—	(.02)	(.98)	(.28)

—		—	(.02)	(.98)	(.74)

$11.11		$9.64	$8.45	$10.77	$12.98

15.25%		14.08%	(21.35)%	(9.74)%	19.23%

$5,297		$2,589	$1,897	$3,413	$1,318
$3,837		$2,767	$2,778	$2,270	$25,793

1.18%		1.46%	1.32%	1.39%	1.29%
1.18%		1.46%	1.32%	1.39%	1.29%
—	%(e)	(.02)%	(.10)%	.23%	.12%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http:/www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS* (as of January 31, 2005)	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10112

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

* Investment Advisers are subject to change by the Manager.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners High Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	HIGWM	HIGWR	HIGWX	PDHZX
CUSIP	86276X509	86276X608	86276X707	86276X772	86276X756	86276X764	86276X806

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners High Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Strategic Partners High Growth Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com within 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners High Growth Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	HIGWM	HIGWR	HIGWX	PDHZX
CUSIP	86276X509	86276X608	86276X707	86276X772	86276X756	86276X764	86276X806

MFSP504E6    IFS-A102101    Ed. 03/2005

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	March 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 23, 2005

*	Print the name and title of each signing officer under his or her signature.